UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-05601

SEI Institutional International Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SEI New ways. New answers.®

March 31, 2018

SEMI-ANNUAL REPORT

SEI Institutional International Trust

seic.com

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Equity Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.7%
Argentina — 0.0%
Ternium SA ADR	27,562	$896

Australia — 2.2%
a2 Milk Co Ltd *	219,154	1,932
AGL Energy Ltd	114,498	1,922
Alumina Ltd	397,740	730
Aristocrat Leisure Ltd	786,289	14,692
ASX Ltd	24,116	1,044
Bank of Queensland Ltd	63,761	541
BlueScope Steel Ltd	579,158	6,838
Boral Ltd	109,385	631
Challenger Ltd/Australia	83,852	749
CIMIC Group Ltd	16,152	556
Cochlear Ltd	55,483	7,801
Computershare Ltd	85,319	1,138
CSL Ltd	130,340	15,708
CSR Ltd	233,261	934
Dexus ‡	13,257	95
Downer EDI Ltd	147,742	735
Goodman Group ‡	208,880	1,357
Insurance Australia Group Ltd	1,671,970	9,647
LendLease Group	91,055	1,217
Newcrest Mining Ltd	40,979	617
Orora Ltd	214,778	547
OZ Minerals Ltd	485,890	3,388
Qantas Airways Ltd	2,343,806	10,591
REA Group Ltd	7,196	441
SEEK Ltd	36,479	525
Sonic Healthcare Ltd	14,965	264
South32 Ltd	2,967,331	7,395
Treasury Wine Estates Ltd	121,239	1,586

		93,621

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Austria — 0.7%
ANDRITZ AG (A)	117,300	$6,562
BAWAG Group AG (B)	143,453	7,895
CA Immobilien Anlagen AG	44,156	1,476
Erste Group Bank AG	56,659	2,867
OMV AG	170,296	9,971
Raiffeisen Bank International AG	55,749	2,179
voestalpine AG	18,117	953

		31,903

Belgium — 1.2%
Ageas	448,293	23,167
AGFA-Gevaert NV *	70,231	272
bpost SA	48,502	1,098
Groupe Bruxelles Lambert SA	119,653	13,688
KBC Ancora	7,853	485
KBC Group NV	77,318	6,759
UCB SA	51,333	4,193
Umicore SA	19,043	1,006

		50,668

Brazil — 0.4%
Embraer SA	1,527,000	9,873
IRB Brasil Resseguros S/A	210,500	2,662
Raia Drogasil SA *	291,800	6,561

		19,096

Canada — 3.7%
Alimentation Couche-Tard Inc, Cl B	205,725	9,202
Autohome Inc ADR *	12,644	1,087
Bank of Montreal	61,400	4,635
Canadian Imperial Bank of Commerce	149,251	13,165
Canadian Natural Resources Ltd	380,856	11,986
Canadian Pacific Railway Ltd	178,194	31,422
Cogeco Communications Inc	10,970	600
Dollarama Inc	57,809	7,021
Encana Corp	1,655,655	18,197
Gildan Activewear Inc	390,084	11,259
Manulife Financial Corp	1,121,705	20,811
Royal Bank of Canada	141,893	10,953
Suncor Energy Inc	221,650	7,649
Toronto-Dominion Bank/The	177,686	10,076

		158,063

China — 1.7%
Alibaba Group Holding Ltd ADR *	84,469	15,504
Baidu Inc ADR *	122,000	27,229
Chongqing Rural Commercial Bank Co Ltd, Cl H	928,000	718
Industrial & Commercial Bank of China Ltd, Cl H	5,360,000	4,666
Sinopharm Group Co Ltd, Cl H	280,400	1,412

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
STMicroelectronics NV	508,893	$11,300
Tencent Holdings Ltd	222,800	11,894

		72,723

Denmark — 1.6%
Bavarian Nordic A/S *	17,989	561
Chr Hansen Holding A/S	118,800	10,233
Coloplast A/S, Cl B	3,455	291
Danske Bank A/S	21,792	811
DSV A/S	15,585	1,222
H Lundbeck A/S (A)	173,189	9,648
ISS A/S	520,352	19,197
Novozymes A/S, Cl B	205,894	10,628
Orsted A/S (B)	36,597	2,390
Scandinavian Tobacco Group A/S (B)	783,114	13,868
Schouw & Co A/S	5,421	538
Tryg A/S	23,381	547
William Demant Holding A/S *	12,662	470

		70,404

Finland — 0.9%
Elisa OYJ, Cl A	13,503	611
Kone OYJ, Cl B	3,418	171
Neste Oyj (A)	183,663	12,787
Nokian Renkaat OYJ	11,905	542
Orion Oyj, Cl B	65,970	2,021
Sanoma OYJ	31,234	366
Stora Enso OYJ, Cl R	542,231	9,986
Tieto OYJ	20,070	669
UPM-Kymmene OYJ (A)	240,187	8,927
Valmet OYJ (A)	46,866	939
Wartsila OYJ Abp, Cl B	10,722	237

		37,256

France — 7.4%
Aeroports de Paris	9,530	2,079
Air France-KLM *	493,305	5,493
Air Liquide SA	53,132	6,518
Airbus SE	35,136	4,067
Amundi SA (B)	5,038	406
Arkema SA	64,224	8,395
Atos SE	55,766	7,649
BNP Paribas SA	136,658	10,141
Boiron SA	1,900	160
Bureau Veritas SA	7,258	189
Carrefour SA	692,722	14,368
Cie Generale des Etablissements Michelin SCA, Cl B	8,032	1,188
CNP Assurances	77,957	1,969
Credit Agricole SA	166,975	2,720
Dassault Aviation SA	106	203
Derichebourg SA	79,394	700

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eiffage SA	8,108	$924
Electricite de France SA	15,477	225
Engie SA	535,746	8,955
Eramet	2,845	393
Essilor International Cie Generale d’Optique SA	59,392	8,023
Eurazeo SA	6,620	610
Eurofins Scientific SE	2,810	1,488
Eutelsat Communications SA	16,794	334
Faurecia SA	14,686	1,190
Fonciere Des Regions ‡	6,005	663
Gecina SA ‡	4,166	723
Hermes International	21,139	12,538
ICADE ‡	3,276	318
Ipsen SA	50,760	7,899
IPSOS	18,645	732
Kering SA	14,167	6,786
Les Nouveaux Constructeurs SA	630	40
L’Oreal SA	34,312	7,752
LVMH Moet Hennessy Louis Vuitton SE	40,637	12,542
Natixis SA	176,188	1,449
Nexity SA	23,599	1,512
Pernod Ricard SA	96,381	16,048
Peugeot SA	488,541	11,801
Publicis Groupe SA	227,813	15,888
Remy Cointreau SA	4,380	624
Safran SA	48,586	5,157
Sanofi	222,022	17,839
Schneider Electric SE	325,588	28,697
SCOR SE	28,161	1,154
Societe Generale SA	259,539	14,124
Sodexo SA	37,882	3,811
Sopra Steria Group	4,645	948
SPIE SA	261,185	5,787
TechnipFMC PLC	385,489	11,309
Television Francaise 1	49,421	673
Thales SA	104,213	12,711
TOTAL SA	148,479	8,443
Ubisoft Entertainment SA *	19,984	1,690
Valeo SA	283,704	18,837
Veolia Environnement SA	37,549	890
Wendel SA	5,299	827

		318,599

Germany — 7.0%
1&1 Drillisch AG	6,427	433
adidas AG	61,520	14,892
Allianz SE	111,092	25,130
Aroundtown SA	138,134	1,071
AURELIUS Equity Opportunities SE & Co KGaA (A)	198,164	13,854
Axel Springer SE	9,394	786

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BASF SE	232,282	$23,608
Beiersdorf AG	21,239	2,402
Brenntag AG	91,547	5,447
Commerzbank AG *	111,475	1,447
Continental AG	31,340	8,673
Covestro AG (B)	19,658	1,941
CTS Eventim AG & Co KGaA	181,573	8,525
Deutsche Boerse AG	92,270	12,556
Deutsche Lufthansa AG	413,508	13,225
Deutsche Post AG	15,467	678
E.ON SE	65,759	733
Fraport AG Frankfurt Airport Services Worldwide	3,663	361
Gerresheimer AG (A)	98,929	8,120
Hamburger Hafen und Logistik AG	21,501	484
Hannover Rueck SE	1,355	185
Hella GmbH & Co KGaA	150,187	9,870
HOCHTIEF AG	53,142	9,926
Infineon Technologies AG	112,625	3,029
Innogy SE (B)	15,013	711
KION Group AG	137,026	12,797
Kloeckner & Co SE	96,437	1,215
Linde AG	133,527	28,123
MAN SE	3,486	405
Puma SE *	1,965	962
Rheinmetall AG	7,870	1,119
RWE AG	80,068	1,987
SAP SE	319,917	33,451
SAP SE ADR	85,708	9,013
Siemens AG	133,669	17,074
Siltronic AG	1,272	220
TAG Immobilien AG	116,973	2,428
TUI AG	336,988	7,233
Uniper SE	158,545	4,823
United Internet AG	121,022	7,604
Vonovia SE	22,548	1,118
Wacker Chemie AG (A)	17,609	2,890
Wirecard AG	11,127	1,320

		301,869

Greece — 0.0%
Aegean Airlines SA	12,601	139

Guernsey — 0.0%
Renewables Infrastructure Group Ltd/The	189,016	282

Hong Kong — 2.4%
AIA Group Ltd	2,392,800	20,543
ASM Pacific Technology Ltd	270,800	3,841
BOC Hong Kong Holdings Ltd	526,000	2,581
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	65
China Merchants Port Holdings Co Ltd	2,107,720	4,690

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Mobile Ltd	2,829,740	$26,138
Galaxy Entertainment Group Ltd *	2,343,000	21,559
Hang Seng Bank Ltd	63,700	1,482
HK Electric Investments & HK Electric Investments Ltd (B)	190,000	184
Hong Kong Exchanges & Clearing Ltd	21,200	699
Link REIT ‡	96,500	827
Melco Resorts & Entertainment Ltd ADR	47,600	1,379
Minth Group Ltd	146,000	670
MTR Corp Ltd	43,500	235
Samsonite International SA	1,654,200	7,597
Sands China Ltd	138,400	754
Sun Hung Kai Properties Ltd	32,000	509
Swire Properties Ltd	47,800	168
Techtronic Industries Co Ltd	1,877,500	11,099

		105,020

India — 0.3%
HDFC Bank Ltd ADR	122,157	12,065

Indonesia — 0.0%
Bukit Asam Tbk PT	1,795,500	389

Ireland — 0.9%
AIB Group PLC	2,502,100	15,042
Experian PLC	606,946	13,113
Kerry Group PLC, Cl A	47,598	4,830
Ryanair Holdings PLC ADR *	62,488	7,676

		40,661

Israel — 0.9%
Bank Hapoalim BM	816,506	5,600
Bank Leumi Le-Israel BM	2,477,985	14,939
Check Point Software Technologies Ltd *(A)	111,414	11,068
Elbit Systems Ltd	1,792	215
First International Bank Of Israel Ltd	52,158	1,101
Frutarom Industries Ltd	6,781	623
Israel Discount Bank Ltd, Cl A*	524,464	1,506
Mizrahi Tefahot Bank Ltd	91,312	1,745
Oil Refineries Ltd	535,142	247

		37,044

Italy — 3.6%
Autogrill SpA	104,178	1,343
Azimut Holding SpA	273,670	5,893
Brembo SpA	309,295	4,775
Buzzi Unicem SpA	701,336	16,425
CNH Industrial NV	190,870	2,359
Enel SpA	188,331	1,155
ERG SpA	32,304	770
EXOR NV	111,418	7,917
Ferrari NV	88,346	10,610

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fiat Chrysler Automobiles NV *	1,064,754	$21,681
Hera SpA	217,360	796
Intesa Sanpaolo SpA	168,238	637
Luxottica Group SpA	105,253	6,543
Mediobanca Banca di Credito Finanziario SpA	65,317	768
Recordati SpA	244,421	9,021
Saras SpA	692,920	1,521
Societa Iniziative Autostradali e Servizi SpA	109,883	2,048
Tenaris SA (A)	1,160,933	20,003
UniCredit SpA	1,878,974	39,279

		153,544

Japan — 17.3%
77 Bank Ltd/The	58,600	1,405
AEON Financial Service Co Ltd	10,800	251
Alfresa Holdings Corp	14,700	331
ANA Holdings Inc	81,800	3,178
Arcland Sakamoto Co Ltd	44,400	717
Asahi Glass Co Ltd	191,200	8,089
Asahi Group Holdings Ltd	58,000	3,130
Asahi Kasei Corp	188,100	2,517
Bank of Kyoto Ltd/The	11,500	653
Benesse Holdings Inc	70,400	2,561
Bridgestone Corp	145,600	6,409
Canon Inc	60,200	2,203
Canon Marketing Japan Inc	144,800	3,925
Central Japan Railway Co	3,400	649
Dai Nippon Printing Co Ltd	486,500	10,121
Daifuku Co Ltd	18,700	1,114
Daiichi Sankyo Co Ltd	23,400	784
Daikin Industries Ltd	109,200	12,135
Daikyo Inc	78,000	1,578
Daito Trust Construction Co Ltd (A)	78,400	13,392
Daiwa House Industry Co Ltd (A)	230,100	8,879
Disco Corp	3,300	710
Don Quijote Holdings Co Ltd	11,600	668
East Japan Railway Co	236,500	22,187
en-japan Inc (A)	19,700	1,122
FANUC Corp	44,100	11,266
Fuji Film Holdings	262,900	10,540
Fujitsu Ltd	1,524,000	9,259
Fukuoka Financial Group Inc	39,000	215
Furukawa Electric Co Ltd (A)	66,600	3,595
Goldcrest Co Ltd	21,700	464
GungHo Online Entertainment Inc (A)	142,800	473
Hakuhodo DY Holdings Inc	34,800	481
Haseko Corp	428,000	6,610
Hikari Tsushin Inc	4,100	663
Hitachi Construction Machinery Co Ltd	17,700	691
Hitachi Ltd	305,000	2,220
Hoya Corp	88,300	4,467

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hulic Co Ltd	15,900	$174
Idemitsu Kosan Co Ltd	6,500	248
ITOCHU Corp	329,200	6,442
Japan Airlines Co Ltd	698,400	28,459
Japan Exchange Group Inc	40,100	755
Japan Post Holdings Co Ltd	156,200	1,900
Japan Tobacco Inc	307,400	8,816
JFE Holdings Inc	19,100	386
JXTG Holdings Inc	488,500	3,000
Kajima Corp	119,000	1,120
Kansai Electric Power Co Inc/The	53,300	698
Kansai Paint Co Ltd	392,800	9,192
Kao Corp	116,500	8,794
KDDI Corp	948,000	24,463
Keyence Corp	81,700	51,269
Kirin Holdings Co Ltd	133,600	3,570
Kohnan Shoji Co Ltd	18,000	435
Koito Manufacturing Co Ltd	135,810	9,542
Kokuyo Co Ltd	79,700	1,556
Komatsu Ltd	39,400	1,318
Konami Holdings Corp	124,300	6,314
Kose Corp (A)	60,200	12,693
K’s Holdings Corp	154,800	2,154
Kuraray Co Ltd	34,400	599
Mabuchi Motor Co Ltd	284,600	14,208
Makita Corp	1,000	49
Marubeni Corp	285,300	2,085
McDonald’s Holdings Co Japan Ltd	10,600	502
Medipal Holdings Corp	12,600	263
MISUMI Group Inc	13,900	386
Mitsubishi Chemical Holdings Corp	520,800	5,075
Mitsubishi Gas Chemical Co Inc	175,700	4,259
Mitsui Chemicals Inc	14,300	455
Mixi Inc	76,700	2,879
Mochida Pharmaceutical Co Ltd	6,000	427
Morinaga Milk Industry Co Ltd	32,100	1,306
MS&AD Insurance Group Holdings Inc	532,000	16,596
Nabtesco Corp *	123,200	4,819
Nexon Co Ltd *	77,600	1,330
Nidec Corp	10,700	1,653
Nikon Corp	370,300	6,717
Nintendo Co Ltd	1,300	582
Nippon Express Co Ltd	17,900	1,188
Nippon Light Metal Holdings Co Ltd	214,000	560
Nippon Soda Co Ltd	145,000	825
Nippon Telegraph & Telephone Corp	94,300	4,391
Nippon Telegraph & Telephone Corp ADR	439,238	20,446
Nippon Valqua Industries Ltd	16,800	467
Nisshin Seifun Group Inc	8,900	177
Nitori Holdings Co Ltd	6,300	1,104
Nomura Real Estate Holdings Inc (A)	12,900	303
Noritake Co Ltd/Nagoya Japan	6,000	259

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
North Pacific Bank Ltd (A)	232,900	$788
Obic Co Ltd	11,700	985
Oji Holdings Corp	147,000	950
Omron Corp	256,300	15,073
Oracle Corp Japan *	7,300	606
Oriental Land Co Ltd/Japan	30,600	3,138
Osaka Gas Co Ltd (A)	59,300	1,180
Otsuka Corp	22,000	1,124
Outsourcing Inc *	414,100	7,270
PALTAC CORPORATION	115,400	6,286
Panasonic Corp	629,800	9,038
Pigeon Corp	270,964	12,329
Plenus Co Ltd	28,300	552
Pola Orbis Holdings Inc	16,000	670
Prima Meat Packers Ltd	145,000	819
Recruit Holdings Co Ltd	199,600	4,976
Rohm Co Ltd	149,100	14,165
Ryohin Keikaku Co Ltd	3,500	1,174
Saizeriya Co Ltd	84,600	2,406
Santen Pharmaceutical Co Ltd	319,800	5,361
Sawada Holdings Co Ltd *	3,700	35
SBI Holdings Inc/Japan	59,900	1,412
Seiko Holdings Corp	24,100	576
Sekisui House Ltd	632,800	11,631
Seven & i Holdings Co Ltd	244,700	10,521
Shionogi & Co Ltd	134,800	7,023
Shiseido Co Ltd *	13,600	880
Showa Corp	31,500	544
Showa Shell Sekiyu KK	31,600	433
SMC Corp/Japan	27,900	11,427
Sompo Holdings Inc	334,300	13,530
Sony Corp	44,400	2,170
Sony Financial Holdings Inc	10,100	185
Square Enix Holdings Co Ltd	28,000	1,269
Stanley Electric Co Ltd	4,600	174
SUMCO Corp	8,400	220
Sumitomo Corp	151,800	2,550
Sumitomo Dainippon Pharma Co Ltd (A)	81,400	1,365
Sumitomo Heavy Industries Ltd	181,000	6,952
Sumitomo Metal Mining Co Ltd	29,800	1,239
Sumitomo Mitsui Financial Group Inc	269,700	11,443
Sumitomo Mitsui Trust Holdings Inc	380,822	15,623
Sundrug Co Ltd	4,900	229
Suzuken Co Ltd/Aichi Japan	40,200	1,696
Suzuki Motor Corp	6,500	353
Sysmex Corp	94,000	8,680
Taiheiyo Cement Corp	17,000	616
Taisei Corp	25,600	1,314
Takeda Pharmaceutical Co Ltd	498,600	24,286
THK Co Ltd	7,700	322
TIS Inc	55,800	2,240
Tochigi Bank Ltd/The	65,000	252

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tokyo Electric Power Co Holdings Inc *	845,200	$3,316
Tokyo Electron Ltd	54,900	10,131
Tokyu Fudosan Holdings Corp	153,400	1,107
Tosoh Corp	76,200	1,512
TOTO Ltd (A)	229,100	12,020
Toyota Motor Corp	107,600	7,009
Toyota Motor Corp ADR (A)	148,433	19,351
Tsuruha Holdings Inc	7,100	1,024
Ube Industries Ltd	206,900	6,087
Ulvac Inc	11,700	670
USS Co Ltd	22,800	469
Wacoal Holdings Corp	418,852	12,159
Warabeya Nichiyo Holdings Co Ltd	19,800	494
West Japan Railway Co	4,900	348
Yakult Honsha Co Ltd	9,500	712
Yamada Denki Co Ltd (A)	41,300	251
Yamaha Motor Co Ltd	26,300	786
Yamazaki Baking Co Ltd	64,100	1,344
Yaskawa Electric Corp	49,600	2,287

		748,017

Malaysia — 0.1%
Malayan Banking Bhd	176,000	479
Petronas Dagangan Bhd	78,200	502
Tenaga Nasional Bhd	522,600	2,186

		3,167

Malta — 0.0%
BGP Holdings *(C)	198,683	–

Mexico — 0.3%
Alfa SAB de CV, Cl A	4,914,400	6,271
Wal-Mart de Mexico SAB de CV	3,401,000	8,619

		14,890

Netherlands — 5.4%
ABN AMRO Group NV (B)	81,140	2,441
AerCap Holdings NV *	225,257	11,425
Akzo Nobel NV	236,540	22,381
ASML Holding NV	105,832	21,022
ASR Nederland NV	95,581	4,097
Heineken Holding NV	69,674	7,170
Heineken NV	90,594	9,756
ING Groep NV	1,540,768	26,094
Koninklijke Ahold Delhaize NV	164,173	3,900
Koninklijke DSM NV	277,146	27,590
Koninklijke Volkerwessels NV	26,649	733
NN Group NV	32,715	1,455
RELX NV	106,138	2,201
Royal Dutch Shell PLC, Cl A	782,036	24,886
Royal Dutch Shell PLC, Cl B	800,975	25,680
Royal Dutch Shell PLC ADR, Cl B (A)	278,352	18,240

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unilever NV	109,064	$6,131
Wolters Kluwer NV	313,851	16,668

		231,870

New Zealand — 0.1%
Air New Zealand Ltd	896,722	2,099
Fisher & Paykel Healthcare Corp Ltd	107,525	1,026
Meridian Energy Ltd	115,219	238
Spark New Zealand Ltd	61,043	148

		3,511

Norway — 1.3%
Aker Solutions ASA *	1,623,185	8,723
Marine Harvest ASA	929,309	18,706
Norsk Hydro ASA	1,369,271	8,012
Orkla ASA	21,176	227
Statoil ASA	88,086	2,078
Telenor ASA	732,195	16,609

		54,355

Portugal — 0.0%
Altri SGPS SA	49,972	334
Galp Energia SGPS SA, Cl B	42,092	793
Navigator Co SA/The	50,665	299

		1,426

Russia — 0.3%
Yandex NV, Cl A*	284,433	11,221

Singapore — 1.3%
CapitaLand Commercial Trust ‡	479,800	672
City Developments Ltd	1,516,300	15,127
DBS Group Holdings Ltd	931,600	19,881
Hong Leong Finance Ltd	118,200	243
Oversea-Chinese Banking Corp Ltd	1,335,700	13,171
Singapore Airlines Ltd	133,700	1,112
Singapore Exchange Ltd	250,300	1,416
United Overseas Bank Ltd	12,800	270
UOL Group Ltd	125,300	821
Venture Corp Ltd	74,100	1,604

		54,317

South Africa — 0.1%
Investec PLC	416,323	3,251
Reunert Ltd	58,815	370

		3,621

South Korea — 2.2%
BNK Financial Group Inc	155,928	1,563
KT Corp ADR *	490,614	6,721
LG Display Co Ltd ADR *(A)	274,703	3,324
LG Electronics Inc	7,612	791

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Samsung Electronics Co Ltd	17,389	$40,532
SK Hynix Inc	111,732	8,541
SK Telecom Co Ltd	85,516	18,529
SK Telecom Co Ltd ADR	675,621	16,330

		96,331

Spain — 1.5%
Abertis Infraestructuras SA	117,443	2,630
ACS Actividades de Construccion y Servicios SA	295,899	11,563
Aena SME SA (B)	10,908	2,203
Amadeus IT Group SA, Cl A	30,307	2,243
Banco Bilbao Vizcaya Argentaria SA	1,149,604	9,117
Bankinter SA	92,288	948
CaixaBank SA	1,635,868	7,796
Ebro Foods SA	48,403	1,229
Ence Energia y Celulosa SA	155,014	1,173
Industria de Diseno Textil SA	126,549	3,962
International Consolidated Airlines Group SA	97,940	849
Papeles y Cartones de Europa SA	16,428	286
Red Electrica Corp SA	105,363	2,169
Repsol SA	160,623	2,856
Unicaja Banco SA (B)	10,026,905	17,342

		66,366

Sweden — 1.8%
Alfa Laval AB	217,963	5,153
Assa Abloy AB, Cl B	294,143	6,338
Atlas Copco AB, Cl A	302,514	13,114
Atlas Copco AB, Cl B	47,326	1,844
Boliden AB	25,344	889
Electrolux AB, Cl B	314,597	9,890
Granges AB	35,728	419
Hemfosa Fastigheter AB	57,852	702
Hexagon AB, Cl B	128,475	7,632
Investor AB, Cl B	24,772	1,096
Millicom International Cellular SA	178,562	12,183
Oriflame Holding AG	51,285	2,459
Sandvik AB	444,238	8,112
Swedish Match AB	49,448	2,236
Volvo AB, Cl B	427,759	7,831

		79,898

Switzerland — 7.1%
ABB Ltd	983,421	23,368
Adecco Group AG	177,448	12,618
Aryzta AG *(A)	303,982	6,746
Baloise Holding AG	8,304	1,269
Barry Callebaut AG	371	724
Cie Financiere Richemont SA	160,204	14,386
Clariant AG	42,437	1,012
Coca-Cola HBC AG	52,394	1,933

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emmi AG	1,041	$855
EMS-Chemie Holding AG	1,356	856
Ferguson PLC	214,104	16,155
Flughafen Zurich AG	3,040	672
Givaudan SA (A)	8,611	19,579
Julius Baer Group Ltd	156,386	9,622
Kuehne + Nagel International AG	57,150	8,987
Lonza Group AG	45,424	10,733
Nestle SA	314,877	24,851
Novartis AG	387,112	31,196
Pargesa Holding SA	4,733	419
Partners Group Holding AG	14,316	10,655
Roche Holding AG	174,363	39,955
Schindler Holding AG	3,839	820
SGS SA	4,467	10,961
Sika AG	1,344	10,543
Sonova Holding AG	39,210	6,218
Straumann Holding AG	1,791	1,131
Swiss Life Holding AG	39,998	14,260
Swiss Re AG	44,382	4,515
Swisscom AG (A)	1,852	918
Tecan Group AG	3,617	764
UBS Group AG	393,725	6,913
Zurich Insurance Group AG	38,774	12,733

		306,367

Taiwan — 0.4%
China Development Financial Holding Corp	4,714,000	1,681
Formosa Advanced Technologies Co Ltd	207,000	236
HannStar Display Corp	1,603,000	562
IEI Integration Corp	160,000	208
Simplo Technology Co Ltd	208,000	1,338
Taiwan Semiconductor Manufacturing Co Ltd ADR	308,765	13,512
UPC Technology Corp	733,000	478

		18,015

Thailand — 0.1%
Bangchak Corp PCL	989,000	1,167
Banpu PCL	1,918,800	1,225
Esso Thailand PCL	599,100	342
PTT Exploration & Production PCL	166,100	614
Quality Houses PCL	3,783,400	355

		3,703

United Kingdom — 14.2%
3i Group PLC	193,213	2,335
Abcam PLC	51,217	890
Admiral Group PLC	15,140	392
Anglo American PLC	42,196	980
Antofagasta PLC	16,494	213
Aon PLC	75,147	10,545

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ashtead Group PLC	446,138	$12,221
Associated British Foods PLC	112,280	3,929
AstraZeneca PLC	307,974	21,123
Aviva PLC	3,147,661	21,977
Balfour Beatty PLC	2,483,272	9,359
Bank of Ireland Group PLC	1,646,248	14,320
Barclays PLC	10,205,811	29,731
Barratt Developments PLC	168,267	1,259
Berkeley Group Holdings PLC	38,369	2,038
BHP Billiton PLC	450,340	8,863
BP PLC	4,458,586	30,020
BP PLC ADR	189,922	7,699
British American Tobacco PLC	549,593	31,824
Bunzl PLC	391,133	11,532
Burberry Group PLC	65,416	1,556
Carnival PLC	173,002	11,136
Cobham PLC *	7,191,724	12,430
Compass Group PLC	1,248,714	25,487
Cranswick PLC	9,419	376
CRH PLC	188,190	6,350
Croda International PLC	10,477	672
DCC PLC	63,735	5,878
Diageo PLC	317,136	10,706
Direct Line Insurance Group PLC	32,788	176
easyJet PLC	30,728	695
Evraz PLC	551,309	3,380
Genus PLC	13,935	456
GlaxoSmithKline PLC	1,822,784	35,517
Glencore PLC	410,324	2,030
Hargreaves Lansdown PLC	48,139	1,106
Hays PLC	1,583,408	4,201
Howden Joinery Group PLC	1,103,780	7,159
HSBC Holdings PLC	734,313	6,866
Imperial Brands PLC ADR	12,508	433
Inchcape PLC	57,618	560
Indivior PLC *	326,107	1,870
InterContinental Hotels Group PLC	17,103	1,024
Intertek Group PLC	30,747	2,015
Investec PLC	407,105	3,153
JD Sports Fashion PLC	95,690	453
Johnson Matthey PLC	21,828	935
Kingfisher PLC	3,183,244	13,106
Legal & General Group PLC	1,144,962	4,157
Lloyds Banking Group PLC	30,696,195	27,883
London Stock Exchange Group PLC	157,444	9,136
Micro Focus International PLC	326,096	4,527
Mondi PLC	75,570	2,035
NEX Group PLC	75,308	1,036
Pagegroup PLC	91,024	688
Pearson PLC	58,705	618
Persimmon PLC	119,562	4,243
Prudential PLC	1,089,803	27,300

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
QinetiQ Group PLC	319,745	$929
Redrow PLC	61,682	516
RELX PLC	776,950	15,996
Rolls-Royce Holdings PLC	813,776	9,986
Royal Bank of Scotland Group PLC *	5,800,199	21,119
Royal Mail PLC	150,459	1,143
RSA Insurance Group PLC	197,746	1,750
Schroders PLC	117,139	5,258
Segro PLC ‡	191,650	1,620
Smith & Nephew PLC	47,772	894
Smiths Group PLC	3,314	71
Spectris PLC	197,961	7,502
SSE PLC	990,868	17,736
SSP Group Plc	80,717	694
St James’s Place PLC	550,831	8,426
Standard Life Aberdeen PLC	247,004	1,251
Subsea 7 SA *	313,551	4,014
Tate & Lyle PLC	322,683	2,472
Taylor Wimpey PLC	564,507	1,462
Tesco PLC	7,216,209	20,895
Unilever PLC	12,141	672
Vodafone Group PLC	5,365,472	14,660
Weir Group PLC/The	308,749	8,664
William Hill PLC	135,535	630

		610,959

United States — 4.3%
Accenture PLC, CI A	91,256	14,008
Alarm.com Holdings Inc *	53,173	2,007
Axis Capital Holdings Ltd	337,488	19,429
Chubb Ltd	92,796	12,692
Coca-Cola European Partners PLC	7,612	317
Core Laboratories NV (A)	102,788	11,124
Delphi Technologies PLC	60,467	2,881
Delta Air Lines Inc	108,907	5,969
Facebook Inc, Cl A *	48,528	7,754
Flex Ltd *	671,017	10,958
ICON PLC *	202,923	23,973
Luxoft Holding Inc, Cl A *	222,618	9,116
Masonite International Corp *	131,682	8,079
Microsoft Corp	78,931	7,204
ProPetro Holding Corp *(A)	383,474	6,093
Sensata Technologies Holding PLC *	157,900	8,184
STMicroelectronics NV, CI Y (A)	45,199	1,007
TE Connectivity Ltd	52,338	5,229
Tower Semiconductor Ltd *	190,100	5,116
UBS Group AG (A)	1,038,014	18,331

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Univar Inc *	216,606	$6,011

		185,482

Total Common Stock (Cost $3,415,751) ($ Thousands)		3,997,758

PREFERRED STOCK — 1.7%
Germany — 1.2%
FUCHS PETROLUB SE	1,005	55
Henkel AG & Co KGaA	76,061	10,009
Volkswagen AG	201,270	40,113

		50,177

South Korea — 0.5%
Hyundai Motor Co	99,732	8,092
Samsung Electronics Co Ltd	7,738	14,848

		22,940

Total Preferred Stock (Cost $63,417) ($ Thousands)		73,117

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
1.750% **†(D)	180,665,947	180,654

Total Affiliated Partnership (Cost $180,666) ($ Thousands)		180,654

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	145,244,597	145,245

Total Cash Equivalent (Cost $145,245) ($ Thousands)		145,245

Total Investments in Securities— 102.0% (Cost $3,805,079) ($ Thousands)		$4,396,774

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	1,476	Jun-2018	$60,557	$59,559	$(532)
FTSE 100 Index	336	Jun-2018	33,191	32,963	(300)
Hang Seng Index	38	Apr-2018	7,463	7,275	(186)
SPI 200 Index	122	Jun-2018	14,276	13,419	(525)
TOPIX Index	252	Jun-2018	40,490	40,436	49

			$155,977	$153,652	$ (1,494)

Percentages are based on Net Assets of $4,309,844 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 9). The total market value of securities on loan at March 31, 2018 was $174,938 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $49,381 ($ Thousands), representing 1.15% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2018 was $180,654 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

DJ— Dow Jones

FTSE — Financial Times and Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SPI — Share Price Index

TOPIX — Tokyo Price Index

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,996,242	$1,516	$ –^	$3,997,758
Preferred Stock	73,117	–	–	73,117
Affiliated Partnership	–	180,654	–	180,654
Cash Equivalent	145,245	–	–	145,245

Total Investments in Securities	$4,214,604	$182,170	$–	$4,396,774

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$49	$—	$—	$49
Unrealized Depreciation	(1,543)	—	—	(1,543)

Total Other Financial Instruments	$(1,494)	$—	$—	$(1,494)

^One security with market value of $0.

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six months ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the six months ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Liquidity Fund, L.P.	$ 131,091	$ 538,415	$ (488,838)	$ 2	$ (16)	$ 180,654	$ 776
SEI Daily Income Trust, Government Fund, Cl F	106,620	116,811	(78,186)	—	—	145,245	646

Totals	$ 237,711	$ 655,226	$ (567,024)	$ 2	$ (16)	$ 325,899	$ 1,422

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Market Equity Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.4%
Argentina — 0.5%
Arcos Dorados Holdings Inc, Cl A	226,800	$2,075
Cresud SACIF y A ADR	84,609	1,705
IRSA Inversiones y Representaciones SA ADR (A)	75,700	1,790
Tenaris ADR	48,700	1,688
YPF SA ADR	88,600	1,916

		9,174

Austria — 0.2%
Erste Group Bank AG	83,444	4,223

Brazil — 6.5%
Ambev SA	298,900	2,177
Ambev SA ADR	441,156	3,207
Atacadao Distribuicao Comercio e Industria Ltda *	950,800	4,320
Azul ADR *	92,173	3,203
B2W Cia Digital *	1,330,384	10,207
B3 - Brasil Bolsa Balcao *	668,200	5,382
Banco Bradesco SA ADR *	963,884	11,451
Banco do Brasil SA *	83,900	1,044
Banco Santander Brasil	69,000	830
Banco Santander Brasil SA ADR	110,800	1,332
BB Seguridade Participacoes SA	62,200	548
BK Brasil Operacao e Assessoria a Restaurantes SA *	698,917	3,354
BRF SA ADR *(A)	265,400	1,837
Centrais Eletricas Brasileiras *	91,800	577
Cia de Saneamento Basico do Estado de Sao Paulo *	43,800	463

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cia de Saneamento de Minas Gerais *	50,800	$735
Cielo SA	88,600	552
Cosan SA Industria e Comercio	235,000	2,938
CVC Brasil Operadora e Agencia de Viagens *	96,500	1,760
Duratex *	367,000	1,309
EcoRodovias Infraestrutura e Logistica	105,300	278
EDP - Energias do Brasil SA	265,700	1,067
Energisa SA	587,914	6,083
Engie Brasil Energia SA	112,400	1,323
Estacio Participacoes SA	106,200	1,118
Fleury SA	73,400	601
Hypermarcas SA	536,860	5,823
IRB Brasil Resseguros S/A	102,887	1,301
Kroton Educacional SA	143,100	588
Localiza Rent a Car SA *	149,600	1,284
Magazine Luiza SA	128,100	3,804
MRV Engenharia e Participacoes SA	166,700	817
Petrobras Distribuidora SA *	957,425	6,660
Petroleo Brasileiro SA ADR *	1,271,109	17,974
Porto Seguro SA *	56,900	829
Rumo SA *	2,666,871	10,544
Suzano Papel e Celulose SA	274,000	2,761
Telefonica Brasil SA ADR	267,086	4,102
TIM Participacoes SA ADR	155,452	3,369
Vale SA ADR, Cl B *	332,972	4,235

		131,787

Canada — 0.9%
First Quantum Minerals Ltd	955,840	13,412
Pan American Silver Corp	121,479	1,962
Parex Resources Inc *	166,806	2,344

		17,718

Chile — 0.6%
Banco Santander Chile	14,355,344	1,210
Cencosud SA	510,388	1,563
Cia Cervecerias Unidas SA ADR	71,077	2,090
Embotelladora Andina SA ADR, Cl B	10,559	309
Empresas COPEC SA	124,342	1,953
SACI Falabella	376,290	3,631
Sociedad Quimica y Minera de Chile SA ADR (A)	25,300	1,243

		11,999

China — 19.7%
AAC Technologies Holdings Inc	86,133	1,593
Agile Group Holdings	368,000	773
Agricultural Bank of China Ltd, Cl H	13,009,932	7,490
Air China Ltd, Cl H	1,226,000	1,585
Alibaba Group Holding Ltd ADR *	261,777	48,047
Angang Steel Co Ltd, Cl H (A)	8,660,768	8,396
Anhui Conch Cement Co Ltd, Cl H	813,500	4,487
ANTA Sports Products Ltd	996,069	5,061
Baidu Inc ADR *	134,768	30,079

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of China Ltd, Cl H	9,542,105	$5,197
Beijing Capital International Airport Co Ltd, Cl H	734,000	991
BEST ADR *(A)	47,281	487
Changyou.com Ltd ADR *	98,500	2,747
China Communications Construction, Cl H	584,000	605
China Construction Bank Corp, Cl H	20,181,379	21,020
China Merchants Bank Co Ltd, Cl H	910,576	3,780
China National Building Material Co Ltd, Cl H (A)	9,204,000	10,155
China Oilfield Services, CI H	1,062,000	1,119
China Pacific Insurance Group, CI H	220,000	1,001
China Petroleum & Chemical Corp, Cl H	4,262,000	3,829
China Railway Construction Corp Ltd, Cl H	97,000	98
China Shenhua Energy Co Ltd, Cl H	1,560,500	3,926
China Vanke Co Ltd, Cl H	697,200	3,224
Chongqing Rural Commercial Bank Co Ltd, Cl H	1,874,612	1,451
CITIC Securities Co Ltd, Cl H	3,732,900	8,659
Country Garden Holdings	1,381,000	2,896
Ctrip.com International Ltd ADR *	76,537	3,568
Dongfeng Motor Group Co Ltd, Cl H	696,000	813
Guangzhou R&F Properties Co Ltd	1,400,800	3,541
Industrial & Commercial Bank of China Ltd, Cl H	35,933,868	31,281
JD.com Inc ADR *	96,615	3,912
Jiangsu Expressway Co Ltd, Cl H	352,000	500
Kingdee International Software Group (A)	728,000	743
Kingsoft Corp Ltd	1,069,000	3,455
Longfor Properties Co Ltd	170,500	526
Momo Inc ADR *	120,954	4,521
NetEase Inc ADR	26,885	7,538
PICC Property & Casualty Co Ltd, Cl H	3,253,700	5,767
Ping An Insurance Group Co of China Ltd, Cl H	2,189,857	22,609
Qudian Inc ADR *(A)	53,600	627
SINA Corp/China *	116,706	12,169
Sinopec Engineering Group Co Ltd, Cl H	556,500	557
Sinopec Shanghai Petrochemical Co Ltd, Cl H	6,650,000	4,076
Sinopharm Group Co Ltd, Cl H	552,800	2,784
Sinotrans Ltd, Cl H	696,000	385
Sinotruk Hong Kong Ltd	272,500	327
Sohu.com Inc *	161,700	5,000
Tencent Holdings Ltd	1,342,225	71,656
Tingyi Cayman Islands Holding Corp	2,126,000	4,419
TravelSky Technology Ltd, Cl H	273,000	801
Tsingtao Brewery Co Ltd, Cl H	272,000	1,431
Uni-President China Holdings Ltd	3,727,400	3,246
Vipshop Holdings Ltd ADR *	391,163	6,501
Want Want China Holdings Ltd	1,182,000	952
Weibo Corp ADR *	31,241	3,735
Weichai Power Co Ltd, Cl H	876,000	994

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zhejiang Expressway Co Ltd, Cl H	1,418,000	$1,456
Zhuzhou CRRC Times Electric Co Ltd, Cl H	1,061,600	5,187
Zijin Mining Group Co Ltd, Cl H	2,872,000	1,298
ZTO Express Cayman Inc ADR *(A)	316,579	4,746

		399,817

Colombia — 0.1%
Bancolombia SA ADR, Cl R	50,178	2,108
Ecopetrol	524,214	491

		2,599

Czech Republic — 0.2%
CEZ AS	37,324	931
Komercni banka as	68,250	3,118

		4,049

Egypt — 0.3%
Commercial International Bank Egypt SAE GDR	1,049,531	5,332

Greece — 0.4%
Eurobank Ergasias SA *	4,569,650	4,342
National Bank of Greece SA *	9,852,553	3,181

		7,523

Hong Kong — 8.7%
3SBio (B)	577,500	1,318
ASM Pacific Technology Ltd	290,000	4,113
BAIC Motor Corp Ltd, Cl H (B)	483,000	600
Beijing Enterprises Holdings Ltd	474,200	2,508
Beijing Enterprises Water Group Ltd	2,422,000	1,364
Brilliance China Automotive Holdings Ltd	4,253,077	8,993
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	55
China Conch Venture Holdings Ltd	1,602,000	4,928
China Everbright International Ltd	7,701,100	10,894
China Everbright Ltd	732,000	1,549
China Gas Holdings Ltd	1,038,400	3,814
China High Precision Automation Group Ltd *(C)	1,385,624	–
China Huarong Asset Management Co Ltd, Cl H (B)	2,192,000	929
China Medical System Holdings Ltd	5,329,200	12,222
China Mengniu Dairy Co Ltd	1,281,000	4,424
China Mobile Ltd	688,541	6,360
China Mobile Ltd ADR	191,585	8,765
China Overseas Land & Investment Ltd	532,000	1,869
China Resources Cement Holdings	468,000	409
China State Construction International Holdings Ltd	5,093,923	6,276
China Taiping Insurance Holdings Co Ltd	708,591	2,385
China Travel International Investment Hong Kong Ltd	812,000	290
CITIC Ltd	2,777,000	3,906
CNOOC Ltd	5,543,607	8,285
CSPC Pharmaceutical Group Ltd	654,000	1,761

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dali Foods Group (B)	297,000	$246
Far East Horizon	601,000	642
Galaxy Entertainment Group Ltd *	848,548	7,808
Geely Automobile Holdings Ltd	439,000	1,291
Guangzhou Automobile Group Co Ltd, Cl H	2,218,000	4,133
Haier Electronics Group Co Ltd	1,134,100	4,072
Kingboard Chemical Holdings Ltd	89,500	414
Kingboard Laminates Holdings Ltd	227,000	333
Kunlun Energy	562,000	489
Li Ning Co Ltd *	2,948,000	3,046
Logan Property Holdings	296,000	458
Minth Group Ltd	32,350	148
Nine Dragons Paper Holdings Ltd	945,000	1,435
Pacific Basin Shipping *	3,187,000	860
People’s Insurance Co Group of China Ltd/ The, Cl H	4,135,000	1,956
Postal Savings Bank of China, Cl H (B)	577,000	366
Sands China Ltd	1,138,404	6,203
Semiconductor Manufacturing International Corp *(A)	6,130,455	8,143
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	788,000	528
Shimao Property Holdings Ltd	1,308,500	3,766
Sino Biopharmaceutical Ltd	3,254,200	6,493
SMI Holdings Group Ltd (A)	1,759,200	761
Sun Art Retail Group Ltd	1,343,000	1,575
Sunny Optical Technology Group Co Ltd	746,078	14,100
Techtronic Industries Co Ltd	933,500	5,518
Xinyi Glass Holdings Ltd	1,688,000	2,566
Yuexiu Property Co Ltd	2,934,000	700
Yuzhou Properties	440,000	303

		176,370

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	212,325	2,322
OTP Bank PLC	100,066	4,512

		6,834

India — 8.3%
Adani Ports & Special Economic Zone Ltd	1,155,529	6,323
Ashok Leyland	1,182,650	2,660
Axis Bank Ltd	380,756	3,005
Bajaj Auto Ltd	149,323	6,321
Bharat Forge Ltd	183,882	1,989
Bharti Infratel Ltd	764,942	3,961
Coal India	92,062	402
Cummins India Ltd	231,979	2,502
Cyient	123,356	1,322
Dabur India Ltd	591,637	2,995
Dewan Housing Finance Corp Ltd	380,292	3,009
Escorts Ltd	308,662	3,907
Federal Bank	1,118,395	1,545
HCL Technologies Ltd	526,901	7,853

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HDFC Bank	122,132	$3,553
HDFC Bank Ltd ADR	32,359	3,196
Hexaware Technologies Ltd	55,460	323
Hindalco Industries Ltd	415,646	1,382
Hindustan Petroleum Corp Ltd	184,393	981
Hindustan Unilever Ltd	267,159	5,472
Housing Development Finance Corp Ltd	250,431	7,047
ICICI Bank Ltd	1,182,069	5,088
ICICI Bank Ltd ADR	900,962	7,974
Indiabulls Housing Finance Ltd	32,203	617
Indian Oil Corp Ltd	495,365	1,352
Infosys Ltd	404,796	7,067
Infosys Ltd ADR (A)	35,689	637
ITC Ltd	362,200	1,426
JM Financial	526,380	1,055
LIC Housing Finance	50,028	415
Mahindra & Mahindra Financial Services Ltd	127,337	911
Maruti Suzuki India Ltd	4,283	586
Muthoot Finance Ltd	62,459	394
National Aluminium Co Ltd	250,410	259
NCC Ltd/India	1,348,784	2,460
NHPC Ltd	133,346	57
NMDC Ltd	176,884	325
Oil & Natural Gas Corp Ltd	192,343	528
Parag Milk Foods Ltd (B)	20,457	79
Petronet LNG Ltd	117,390	419
Power Grid Corp of India Ltd	1,069,379	3,184
Prestige Estates Projects Ltd	276,256	1,247
Rain Industries	84,180	491
Reliance Industries Ltd	580,338	7,918
Reliance Industries Ltd GDR (B)	718,912	19,524
Rural Electrification Corp Ltd	413,412	797
SH Kelkar & Co Ltd (B)	384,504	1,541
Shriram Transport Finance Co Ltd	199,608	4,441
Sobha Ltd	180,016	1,421
Tata Chemicals Ltd	180,373	1,892
Tata Consultancy Services Ltd	203,519	8,926
Tata Global Beverages Ltd	263,734	1,061
Tata Motors *	129,443	654
Tech Mahindra Ltd	220,358	2,167
United Spirits *	53,939	2,608
Vedanta Ltd	1,272,271	5,487
Wipro	102,239	443
Yes Bank Ltd	391,600	1,849
Zee Entertainment Enterprises Ltd	186,319	1,654

		168,702

Indonesia — 1.6%
Adaro Energy Tbk PT	5,762,500	900
Astra International Tbk PT	4,876,900	2,592
Bank Negara Indonesia Persero Tbk PT	3,751,300	2,380
Bank Rakyat Indonesia Persero Tbk PT	33,750,805	8,831
Indofood Sukses Makmur Tbk PT	2,171,000	1,136

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Matahari Department Store Tbk PT	3,574,000	$2,865
Perusahaan Gas Negara Persero Tbk	10,877,300	1,834
Sumber Alfaria Trijaya Tbk PT	33,071,700	1,462
Surya Citra Media Tbk PT	4,166,900	824
Telekomunikasi Indonesia Persero Tbk PT	19,272,180	5,049
United Tractors Tbk PT	2,015,030	4,706

		32,579

Luxembourg — 0.2%
National Commercial Bank *	271,335	4,687

Malaysia — 0.7%
AirAsia Bhd	946,800	973
Astro Malaysia Holdings	1,197,600	633
CIMB Group Holdings	550,800	1,024
Genting Bhd	136,700	308
Hartalega Holdings Bhd	850,000	1,293
Inari Amertron Bhd	3,322,650	2,414
Malayan Banking Bhd	847,300	2,308
Petronas Dagangan Bhd	156,400	1,004
Sime Darby	716,200	487
Tenaga Nasional Bhd	323,000	1,351
Top Glove Corp Bhd	158,900	402
UEM Sunrise Bhd	2,368,695	614
Westports Holdings Bhd	469,900	429

		13,240

Mexico — 2.8%
Alfa SAB de CV, Cl A	1,243,800	1,587
America Movil SAB de CV, Ser L	1,705,874	1,612
America Movil SAB de CV ADR, Cl L	188,535	3,599
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand ADR	328,554	2,356
Cemex SAB de CV ADR *	163,283	1,081
Coca-Cola Femsa SAB de CV ADR	98,475	6,542
Fomento Economico Mexicano SAB de CV	375,600	3,412
Fomento Economico Mexicano SAB de CV ADR	39,887	3,647
Gentera SAB de CV *	3,349,900	2,433
Gruma SAB de CV, Cl B	29,450	336
Grupo Financiero Banorte SAB de CV, Cl O	1,089,901	6,635
Grupo GICSA SA de CV *	1,914,662	1,087
Grupo Mexico SAB de CV, Ser B	662,500	2,198
Grupo Televisa SAB ADR	145,425	2,321
Industrias Bachoco SAB de CV ADR	5,760	357
Infraestructura Energetica Nova SAB de CV	533,700	2,600
Megacable Holdings SAB de CV	125,900	579
Mexichem SAB de CV	1,302,266	3,970
Unifin Financiera SAB de CV SOFOM ENR	516,094	1,763
Wal-Mart de Mexico SAB de CV	3,292,481	8,344

		56,459

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Netherlands — 0.0%
VEON Ltd ADR	208,460	$550

Panama — 0.2%
Copa Holdings SA, Cl A	26,634	3,426

Peru — 0.7%
Cia de Minas Buenaventura SAA ADR	197,636	3,010
Credicorp Ltd	47,522	10,789

		13,799

Philippines — 0.5%
Ayala Corp	90,400	1,651
BDO Unibank Inc	1,616,666	4,317
Cebu Air Inc	201,950	367
DMCI Holdings Inc	1,750,500	409
Globe Telecom Inc	10,370	323
GT Capital Holdings Inc	66,200	1,489
International Container Terminal Services Inc	133,590	258
Metropolitan Bank & Trust Co	1,174,820	1,939
Pilipinas Shell Petroleum Corp	405,850	424

		11,177

Poland — 0.7%
Dino Polska SA *(B)	221,569	5,654
Energa SA	175,242	495
Grupa Lotos SA	27,952	432
KGHM Polska Miedz SA	19,211	489
PLAY Communications SA *(B)	375,904	3,643
Polski Koncern Naftowy ORLEN SA	18,424	454
Powszechna Kasa Oszczednosci Bank Polski SA*	222,733	2,636

		13,803

Portugal — 0.2%
Galp Energia SGPS SA, Cl B	233,369	4,396

Qatar — 0.0%
Industries Qatar QSC	5,690	165
Ooredoo QPSC	25,934	589

		754

Russia — 4.7%
Detsky Mir PJSC	952,100	1,589
Gazprom PJSC ADR	1,173,390	5,764
LUKOIL PJSC ADR	242,599	16,797
Mail.Ru Group Ltd GDR *	144,040	4,948
Mobile TeleSystems PJSC ADR	297,303	3,386
Novatek PJSC GDR	241	31
Novolipetsk Steel PJSC GDR	101,649	2,540
Rosneft Oil Co PJSC GDR	449,269	2,465
Sberbank of Russia PJSC	981,292	4,316
Sberbank of Russia PJSC ADR	1,772,945	33,093
Surgutneftegas OJSC ADR	73,763	362
Tatneft PAO ADR	15,599	1,002
X5 Retail Group NV GDR *	337,595	11,406

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yandex NV, Cl A *	187,623	$7,402

		95,101

South Africa — 4.5%
African Rainbow Minerals Ltd	43,724	376
AngloGold Ashanti Ltd ADR	58,100	551
AVI Ltd	26,261	246
Barclays Africa Group Ltd	145,854	2,346
Barloworld Ltd	142,406	2,000
Bid Corp Ltd (A)	141,785	3,094
Capitec Bank Holdings Ltd	42,833	3,152
Coronation Fund Managers	49,955	341
Discovery Ltd	124,338	1,796
Exxaro Resources Ltd	217,643	2,011
FirstRand Ltd (A)	1,319,089	7,473
Foschini Group Ltd/The	177,805	3,378
Imperial Holdings Ltd (A)	100,426	1,993
Investec Ltd	17,471	136
JSE Ltd	243,200	3,807
Kumba Iron Ore Ltd (A)	34,076	819
Liberty Holdings Ltd	120,758	1,281
Life Healthcare Group Holdings Ltd	1,582,254	3,702
Massmart Holdings Ltd	89,366	1,226
Mondi Ltd	72,654	1,981
Naspers Ltd, Cl N	65,051	16,090
Novus Holdings Ltd	26,043	10
Petra Diamonds Ltd *	819,391	757
Pick n Pay Stores Ltd	302,256	1,750
RMB Holdings Ltd (A)	389,111	2,537
Sappi Ltd	43,761	282
Sasol Ltd	132,876	4,533
SPAR Group Ltd/The	110,108	1,882
Standard Bank Group Ltd (A)	810,697	14,997
Tiger Brands	31,140	978
Truworths International Ltd	268,739	2,455
Vodacom Group Ltd	99,863	1,292
Wilson Bayly Holmes-Ovcon Ltd	45,758	601
Woolworths Holdings Ltd/South Africa	227,573	1,157

		91,030

South Korea — 12.6%
Celltrion *(A)	2,510	756
CJ O Shopping Co Ltd	2,034	428
Com2uSCorp	26,266	4,641
Coway Co Ltd	85,093	7,009
DB Insurance Co Ltd	19,852	1,231
Dentium	10,263	782
Doosan Bobcat Inc (A)	71,811	2,145
E-MART Inc	9,515	2,422
GS Home Shopping Inc	2,385	422
Hana Financial Group Inc	88,528	3,812
Hana Tour Service Inc	16,658	1,888
Hankook Tire Co Ltd	65,999	3,256

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hotel Shilla Co Ltd (A)	7,401	$648
Hyosung Corp	23,000	2,601
Hyundai Development Co-Engineering &
Construction	23,939	855
Hyundai Marine & Fire Insurance Co Ltd	114,324	4,216
Hyundai Mipo Dockyard Co Ltd *(A)	25,446	2,404
Hyundai Motor Co	29,431	3,970
Industrial Bank of Korea	63,593	936
ING Life Insurance Korea Ltd (B)	53,500	2,256
Kangwon Land Inc	57,487	1,472
KB Financial Group Inc	23,179	1,348
KB Financial Group Inc ADR *	57,397	3,326
KCC Corp	5,360	1,672
Korea Aerospace Industries Ltd (A)	126,215	5,957
Korea Electric Power Corp	14,654	458
Korea Investment Holdings	10,494	826
KT&G Corp	24,425	2,295
LG Chem Ltd	18,198	6,656
LG Corp	27,965	2,283
LG Electronics Inc (A)	25,567	2,655
LG Household & Health Care Ltd	2,639	2,958
LG Uplus Corp	188,090	2,185
Lotte Chemical Corp	6,876	2,817
Lotte Chilsung Beverage Co Ltd	1,282	1,839
Lotte Confectionery Co Ltd	4,778	763
Lotte Corp *	29,170	1,741
LS Corp	8,157	566
Mando Corp (A)	15,333	3,327
Meritz Fire & Marine Insurance Co Ltd	15,111	301
NAVER Corp	5,742	4,261
NCSoft Corp (A)	27,965	10,836
Netmarble Games Corp (A)(B)	12,161	1,687
NH Investment & Securities Co Ltd	70,822	941
OCI	7,599	1,137
Orion Corp/Republic of Korea	31,938	3,847
Partron Co Ltd (A)	192,952	1,554
POSCO	19,669	6,272
Samsung Electronics Co Ltd	28,568	66,590
Samsung Engineering Co Ltd *(A)	502,188	8,816
Samsung Life Insurance Co Ltd (A)	25,835	2,809
Samsung SDS Co Ltd	14,131	3,399
SFA Engineering Corp (A)	76,979	2,532
Shinhan Financial Group Co Ltd	4,100	175
SK Holdings Co Ltd	2,848	802
SK Hynix Inc (A)	393,856	30,108
SK Innovation Co Ltd	12,052	2,401
SK Telecom Co Ltd	18,794	4,072
SK Telecom Co Ltd ADR	345,820	8,358
SKCKOLONPI	34,923	1,475
S-Oil Corp	9,123	1,035
SPC Samlip Co Ltd	6,877	804

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Woori Bank	40,734	$553

		256,587

Switzerland — 0.1%
Wizz Air Holdings Plc *(B)	27,820	1,276

Taiwan — 9.8%
Accton Technology Corp	1,268,200	4,191
Acer Inc	1,609,000	1,352
Advanced Ceramic X Corp	118,900	1,123
Advanced Semiconductor Engineering Inc	2,482,745	3,623
Airtac International Group	267,681	4,826
Asustek Computer Inc	106,000	991
AU Optronics Corp	1,319,000	617
Catcher Technology Co Ltd	220,040	2,775
Cathay Financial Holding Co Ltd	2,545,584	4,577
Chailease Holding Co Ltd	675,404	2,351
Chipbond Technology Corp	412,000	983
Chroma ATE	105,000	654
Compal Electronics Inc	2,646,000	1,816
CTBC Financial Holding Co Ltd	2,784,000	2,011
Cub Elecparts Inc	76,000	1,074
Delta Electronics Inc	574,100	2,586
E Ink Holdings	418,000	705
Elite Advanced Laser Corp	616,160	2,390
Elite Material Co Ltd	878,400	2,913
eMemory Technology Inc	163,200	1,976
Epistar Corp	826,000	1,211
Feng TAY Enterprise	256,000	1,171
First Financial Holding Co Ltd	2,346,480	1,637
Formosa Chemicals & Fibre Corp	253,000	953
Foxconn Technology Co Ltd	1,250,000	3,391
HannStar Display Corp	1,511,000	529
Hiwin Technologies Corp	342,312	4,973
Hon Hai Precision Industry Co Ltd	3,468,303	10,843
Hu Lane Associate Inc	207,700	1,036
Inventec Corp	3,537,000	2,839
Kingpak Technology Inc	342,110	2,787
King’s Town Bank Co Ltd	424,000	540
Largan Precision Co Ltd	14,446	1,676
Lite-On Technology Corp	2,427,000	3,416
MediaTek Inc	1,654,079	19,146
Micro-Star International Co Ltd	1,478,000	5,040
Nanya Technology Corp	1,394,000	4,503
Nien Made Enterprise	140,000	1,355
Parade Technologies Ltd	203,600	4,021
Phison Electronics Corp	7,000	74
President Chain Store Corp	408,000	4,127
Radiant Opto-Electronics	163,000	405
Silicon Motion Technology Corp ADR	69,640	3,351
St. Shine Optical	12,000	358
TaiMed Biologics *	172,000	1,449
Taiwan Semiconductor Manufacturing Co Ltd	6,569,717	55,812

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co
Ltd ADR	303,925	$13,300
Uni-President Enterprises	288,000	678
Walsin Lihwa Corp	427,000	264
Wistron Corp	2,163,000	1,879
Yageo	66,000	1,202
Yuanta Financial Holding Co Ltd	4,163,000	1,920

		199,420

Thailand — 2.1%
Advanced Info Service	282,700	1,869
Bangkok Bank PCL (A)	355,100	2,444
Beauty Community PCL	2,221,700	1,526
CP ALL PCL	1,328,500	3,720
CP ALL PCL NVDR	1,906,510	5,346
Home Product Center	9,007,100	4,028
Kasikornbank PCL	194,000	1,320
Kiatnakin Bank PCL NVDR	260,300	602
Krung Thai Bank PCL NVDR	755,100	461
Land & Houses PCL NVDR	1,087,900	371
Minor International PCL NVDR	2,806,249	3,432
Muangthai Leasing PCL	982,400	1,204
PTT Global Chemical PCL	629,200	1,916
PTT Global Chemical PCL NVDR	596,000	1,816
PTT PCL	308,850	5,492
PTT PCL NVDR	56,200	998
Star Petrolium Refining PLC NVDR	312,800	164
Thai Oil PCL	828,486	2,412
Thai Oil PCL NVDR	479,800	1,397
Thanachart Capital PCL NVDR	397,200	664
Tisco Financial Group PCL	218,723	618
Tisco Financial Group PCL NVDR	5,177	15

		41,815

Turkey — 1.8%
Akbank Turk AS	1,661,607	4,039
Anadolu Efes Biracilik Ve Malt Sanayii AS	181,598	1,244
Arcelik AS	352,301	1,596
Aselsan Elektronik Sanayi Ve Ticaret AS	186,066	1,449
Eregli Demir ve Celik Fabrikalari TAS	1,213,545	3,210
Ford Otomotiv Sanayi AS	60,005	934
Mavi Giyim Sanayi Ve Ticaret AS, Cl B (B)	133,500	1,834
TAV Havalimanlari Holding AS	270,328	1,624
Tofas Turk Otomobil Fabrikasi AS	80,240	539
Tupras Turkiye Petrol Rafinerileri AS	25,023	698
Turk Hava Yollari *	118,851	586
Turk Telekomunikasyon *	180,151	307
Turkcell Iletisim Hizmetleri AS	2,515,427	9,615
Turkcell Iletisim Hizmetleri AS ADR	107,635	1,029
Turkiye Garanti Bankasi AS	1,840,707	5,105
Turkiye Is Bankasi, Cl C	436,578	793
Ulker Biskuvi Sanayi AS	373,314	2,074

		36,676

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	298,229	$535
DAMAC Properties Dubai Co PJSC	1,085,072	882
Dubai Investments PJSC	1,369,222	779
Dubai Islamic Bank PJSC	1,941,791	2,810
Emaar Properties PJSC	3,696,676	5,841
Emirates Telecommunications Group Co PJSC	283,035	1,361

		12,208

United Kingdom — 1.3%
Anglo American PLC (A)	151,735	3,541
Etalon Group GDR	56,800	173
KAZ Minerals PLC *	792,736	9,630
Mail.Ru Group Ltd GDR *	19,209	677
Novatek PJSC GDR	18,778	2,579
RusHydro PJSC ADR	958,703	1,207
Tullow Oil PLC *	3,343,243	9,233

		27,040

United States — 0.4%
America Airports *	201,371	2,485
Globant SA *	78,093	4,025
Pagseguro Digital, Cl A *	19,100	732
Yirendai ADR (A)	15,381	619
YY ADR *	10,165	1,069

		8,930

Vietnam — 0.2%
Vincom Retail JSC *	1,666,000	3,725

Total Common Stock (Cost $1,504,025) ($ Thousands)		1,874,805

PREFERRED STOCK — 3.0%
Brazil — 2.2%
Banco Bradesco SA *	161,172	1,916
Banco do Estado do Rio Grande do Sul SA	171,400	1,045
Cia Brasileira de Distribuicao ADR *	111,300	2,248
Itau Unibanco Holding SA	575,896	8,948
Itau Unibanco Holding SA ADR	339,454	5,296
Itausa - Investimentos Itau SA	1,476,410	6,179
Lojas Americanas*	833,948	4,692
Petroleo Brasileiro SA ADR, Cl A*	650,849	8,455
Randon SA Implementos e Participacoes	679,900	1,761
Telefonica Brasil SA	209,100	3,189
Usinas Siderurgicas de Minas Gerais	188,700	618

		44,347

Colombia — 0.1%
Banco Davivienda SA	45,419	490
Bancolombia SA	40,841	428
Grupo Aval Acciones y Valores	1,466,661	612

		1,530

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
South Korea — 0.7%
Samsung Electronics Co Ltd	7,646	$14,671

Total Preferred Stock (Cost $51,819) ($ Thousands)		60,548

	Number of Participation Notes

PARTICIPATION NOTES — 1.2%
Luxembourg — 0.2%
Hoa Phat Group JSC, Expires 11/20/2020 *	24,271	64
Mahindra & Mahindra Financial Services, Expires 11/26/2018	475,072	3,380
Savola Group/The, Expires 12/20/2020 *	60,000	704

		4,148

Saudi Arabia — 0.2%
HBSC Bank Savola Group, Expires 01/24/2020	284,680	3,322

Switzerland — 0.5%
Hangzhou Hikvision, Expires 08/22/2018	1,646,489	10,866

United States — 0.1%
Motherson Sumi Systems Ltd, Expires 09/21/2021 *	401,873	1,919

Vietnam — 0.2%
Hoa Phat Group JSC, Expires 07/24/2018 *	1,444,409	3,808

Total Participation Notes (Cost $15,903) ($ Thousands)		24,063

	Shares

EXCHANGE TRADED FUND — 1.1%
United States — 1.1%
iShares MSCI Emerging Markets ETF	479,299	23,140

Total Exchange Traded Fund (Cost $22,630) ($ Thousands)		23,140

	Number of Warrants
WARRANT — 0.1%
United Kingdom — 0.1%
Al Tayyar Travel Group Holding *	236,863	1,813

Total Warrant (Cost $1,823) ($ Thousands)		1,813

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Number of Rights		Market Value ($ Thousands)
RIGHTS — 0.0%
Philippines — 0.0%
Metropolitan Bank & Trust Co, Expires 04/09/2018*		295,478	$61

Total Rights (Cost $—) ($ Thousands)			61

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (D)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

	Shares
AFFILIATED PARTNERSHIP — 4.7%
SEI Liquidity Fund, L.P.
1.750% **†(E)		94,840,830	94,838

Total Affiliated Partnership (Cost $94,841) ($ Thousands)			94,838

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†		3,369,561	3,370

Total Cash Equivalent (Cost $3,370) ($ Thousands)			3,370

Total Investments in Securities— 102.6% (Cost $1,694,411) ($ Thousands)			$2,082,638

Percentages are based on Net Assets of $2,029,703 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31,2018.

†	Investment in Affiliated Security (see Note 5).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 9). The total market value of securities on loan at March 31, 2018 was $90,986 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $40,953 ($ Thousands), representing 2.02% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2018 was $94,838 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

CV — Convertible Security

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

JSE — Johannesburg Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$1,872,219	$2,586	$	–^	$1,874,805
Preferred Stock	58,787	1,761		–	60,548
Participation Notes	20,255	3,808		–	24,063
Exchange Traded Fund	23,140	–		–	23,140
Warrant	1,813	–		–	1,813
Rights	61	–		–	61
Debenture Bond	–	–		–	–
Affiliated Partnership	–	94,838		–	94,838
Cash Equivalent	3,370	–		–	3,370

Total Investments in Securities	$1,979,645	$102,993		$–	$2,082,638

^ One security with market value of $0.

For the six months ended March 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six months ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Market Equity Fund (Concluded)

The following is a summary of the transactions with affiliates for the six months ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Liquidity Fund, L.P.	$154,588	$189,650	$(249,394)	$(3)	$(3)	$94,838	$615
SEI Daily Income Trust, Government Fund, Cl F	7,827	101,879	(106,336)	—	—	3,370	64

Totals	$162,415	$291,529	$(355,730)	$(3)	$(3)	$98,208	$679

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.4%
Argentina — 0.3%
Argentina POM Politica Monetaria
27.250%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS	2,529	$133
Argentine Bonos del Tesoro
16.000%, 10/17/2023		9,727	469
Argentine Republic Government International Bond
5.000%, 01/15/2027	EUR	115	138
Genneia
8.750%, 01/20/2022 (A)		$123	132
Provincia de Buenos Aires
9.125%, 03/16/2024		170	189
Rio Energy
6.875%, 02/01/2025 (A)		150	148

			1,209

Australia — 2.7%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	630
3.625%, 07/18/2022	EUR	300	423
Government of Australia
5.500%, 04/21/2023	AUD	1,675	1,477
4.500%, 04/15/2020		540	435
4.500%, 04/21/2033		195	180
4.250%, 04/21/2026		2,200	1,895
3.750%, 04/21/2037		393	335
2.750%, 04/21/2024		1,785	1,393
Government of Australia, Ser 122
5.250%, 03/15/2019		2,000	1,583
Government of Australia, Ser 124
5.750%, 05/15/2021		3,660	3,112

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
National Australia Bank
5.000%, 03/11/2024	AUD	750	$630
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	283
1.375%, 04/17/2020		230	292

			12,668

Austria — 1.6%
JAB Holdings BV
1.250%, 05/22/2024		300	371
Republic of Austria
4.150%, 03/15/2037 (A)		406	759
3.650%, 04/20/2022 (A)		290	412
3.150%, 06/20/2044 (A)		475	827
1.950%, 06/18/2019 (A)		1,870	2,370
1.150%, 10/19/2018 (A)		205	254
0.750%, 10/20/2026 (A)		1,592	1,995
Republic of Austria, Ser 97-6
6.250%, 07/15/2027		288	537
Republic of Austria MTN
2.100%, 09/20/2117 (A)		75	104

			7,629

Bahrain — 0.1%
Bahrain Government International Bond
7.000%, 10/12/2028		$265	255

Belgium — 2.3%
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	274
1.500%, 03/17/2025	EUR	415	529
Kingdom of Belgium
3.750%, 09/28/2020 (A)		2,126	2,889
3.750%, 06/22/2045		233	433
3.000%, 06/22/2034 (A)		620	972
1.600%, 06/22/2047 (A)		310	387
1.000%, 06/22/2031 (A)		1,149	1,415
0.800%, 06/22/2025 (A)		715	906
0.800%, 06/22/2027 (A)		785	979
0.800%, 06/22/2028 (A)		345	426
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035 (A)		64	126
Kingdom of Belgium, Ser 65
4.250%, 09/28/2022		790	1,163

			10,499

Bermuda — 0.0%
XLIT
3.250%, VAR Euribor 3 Month+2.900%, 06/29/2047		161	199

Brazil — 1.1%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	1,490	1,540

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021	BRL	5,358	$1,691
10.000%, 01/01/2027		3,355	1,037
BRF GmbH
4.350%, 09/29/2026		$200	173
Minerva Luxembourg
6.500%, 09/20/2026 (A)		290	278
Natura Cosmeticos SA
5.375%, 02/01/2023		200	200
Odebrecht Finance
7.125%, 06/26/2042		280	94
4.375%, 04/25/2025		200	63
Petrobras Global Finance
6.250%, 03/17/2024		59	62
5.999%, 01/27/2028 (A)		215	213

			5,351

Canada — 7.0%
Bank of Montreal MTN
0.125%, 04/19/2021	EUR	280	346
Bank of Nova Scotia MTN
0.750%, 09/17/2021		570	718
Bell Canada
3.350%, 06/18/2019	CAD	29	23
Bell Canada MTN
4.700%, 09/11/2023		80	67
3.250%, 06/17/2020		95	75
Canada Housing Trust No. 1
3.800%, 06/15/2021 (A)		2,465	2,011
2.250%, 12/15/2025 (A)		2,235	1,709
1.750%, 06/15/2022 (A)		2,465	1,877
Canadian Imperial Bank of Commerce
0.194%, 07/25/2022	EUR	445	542
Canadian Pacific Railway MTN
6.250%, 06/01/2018	CAD	885	691
CDP Financial
4.400%, 11/25/2019 (A)		$850	874
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	963
Government of Canada
5.750%, 06/01/2033	CAD	1,205	1,365
2.750%, 12/01/2048		400	346
1.750%, 09/01/2019		1,430	1,110
1.500%, 06/01/2026		5,970	4,431
1.250%, 09/01/2018		740	574
1.000%, 09/01/2022		3,620	2,695
1.000%, 06/01/2027		950	670
0.750%, 09/01/2021		955	712
National Bank of Canada
1.500%, 03/25/2021	EUR	345	444
Province of British Columbia
3.250%, 12/18/2021	CAD	1,150	923

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Province of Manitoba Canada
3.850%, 12/01/2021	CAD	710	$581
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,312
4.650%, 06/02/2041		540	531
2.800%, 06/02/2048		2,200	1,630
2.600%, 06/02/2025		1,614	1,249
2.400%, 06/02/2026		585	444
Province of Quebec Canada
6.250%, 06/01/2032		720	773
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	540	426
Rogers Communications
4.000%, 06/06/2022	CAD	165	133
Royal Bank of Canada
1.625%, 08/04/2020	EUR	530	679
0.125%, 03/11/2021		560	692
Toronto-Dominion Bank MTN
0.375%, 01/12/2021		345	430
Yamana Gold
4.950%, 07/15/2024		$286	294

			32,340

China — 0.1%
Sinopec Group Overseas Development
2.625%, 10/17/2020	EUR	240	312

Colombia — 0.4%
Colombian TES
10.000%, 07/24/2024	COP	1,940,600	835
7.750%, 09/18/2030		2,160,100	842

			1,677

Czech Republic — 0.1%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	418
2.500%, 08/25/2028		3,030	156

			574

Denmark — 0.6%
Danske Bank
3.875%, VAR EUR Swap Annual 5 Yr+2.625%, 10/04/2023	EUR	375	470
2.000%, 09/08/2021 (A)		$360	345
Danske Bank MTN
5.875%, VAR EUR Swap Annual 5 Yr+5.471%, 10/29/2049	EUR	344	473
5.375%, VAR ICE LIBOR GDP 3 Month+1.940%, 09/29/2021	GBP	170	242
Kingdom of Denmark
4.500%, 11/15/2039	DKK	1,625	449
1.500%, 11/15/2023		4,025	719

			2,698

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Egypt — 0.1%
Egypt Government International Bond MTN
7.500%, 01/31/2027 (A)	$	282	$305

Finland — 0.2%
Government of Finland
2.625%, 07/04/2042 (A)	EUR	135	219
1.500%, 04/15/2023 (A)		235	311
0.500%, 09/15/2027 (A)		290	353

			883

France — 5.9%
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Year Curr+6.314%, 12/29/2049 (A)	$	240	258
4.625%, 03/13/2027 (A)		380	386
BNP Paribas MTN
2.950%, 05/23/2022 (A)		795	779
2.375%, 05/20/2024	EUR	155	209
BPCE
5.250%, 04/16/2029	GBP	200	331
0.394%, VAR ICE LIBOR JPY 3 Month+0.450%, 12/13/2018	JPY	200,000	1,881
BPCE MTN
1.125%, 01/18/2023	EUR	300	374
BPCE SFH
1.750%, 11/29/2019		600	764
BPCE SFH MTN
3.750%, 09/13/2021		200	278
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	148
Cie de St-Gobain MTN
5.625%, 11/15/2024	GBP	200	337
CNP Assurances
4.500%, VAR Euribor 3 Month+4.600%, 06/10/2047	EUR	200	279
Credit Agricole
6.500%, VAR EUR Swap Annual 5 Yr+5.120%, 12/31/2049		476	656
Credit Agricole MTN
1.875%, 12/20/2026		200	254
1.375%, 05/03/2027		900	1,114
Credit Agricole Assurances 4.750%, VAR EUR Swap Annual 5 Yr+5.350%, 09/27/2048		300	423
Dexia Credit Local MTN
2.000%, 01/22/2021		200	261
0.875%, 09/07/2021	GBP	200	275
0.625%, 01/21/2022	EUR	1,550	1,947
Electricite de France MTN
5.500%, 03/27/2037	GBP	200	352
5.375%, VAR EUR Swap Annual 12 Yr+3.794%, 12/12/2049	EUR	200	269

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Engie MTN
0.875%, 03/27/2024	EUR	300	$371
French Republic Government Bond OAT
5.750%, 10/25/2032		403	818
4.000%, 10/25/2038		345	636
3.500%, 04/25/2020		680	906
3.250%, 05/25/2045		1,230	2,113
2.500%, 05/25/2030		885	1,293
2.000%, 05/25/2048 (A)		455	618
1.750%, 05/25/2023		550	737
1.750%, 06/25/2039 (A)		60	80
1.750%, 05/25/2066 (A)		165	205
1.500%, 05/25/2031		285	374
1.250%, 05/25/2036 (A)		760	939
0.050%, 03/25/2023 (B)		485	596
0.000%, 05/25/2020 (B)		373	463
0.000%, 05/25/2021 (B)		930	1,155
0.000%, 05/25/2022 (B)		868	1,074
Groupama
6.000%, 01/23/2027		200	298
La Financiere Atalian
4.000%, 05/15/2024		160	200
Loxam SAS
6.000%, 04/15/2025 (A)		150	198
RCI Banque MTN
1.250%, 06/08/2022		200	253
0.375%, 07/10/2019		450	556
SNCF Reseau
1.125%, 05/25/2030		200	247
SNCF Reseau EPIC
5.500%, 12/01/2021	GBP	205	330
1.125%, 05/19/2027	EUR	300	379
Societe Generale
6.750%, VAR EUR Swap Annual 5 Yr+5.538%, 10/07/2166		397	540
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	514

			27,468

Germany — 3.8%
Allianz
5.625%, VAR Euribor 3 Month+5.000%, 10/17/2042	EUR	200	294
3.099%, VAR Euribor 3 Month+3.350%, 07/06/2047		100	130
Bundesrepublik Deutschland
4.000%, 01/04/2037		1,460	2,752
3.250%, 07/04/2042		1,575	2,852
2.500%, 07/04/2044		177	287
2.500%, 08/15/2046		130	214
0.250%, 02/15/2027		2,160	2,629
0.237%, 08/15/2026		1,532	1,835

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031	EUR	120	$235
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		95	187
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	451
innogy Finance BV MTN
4.750%, 01/31/2034		100	168
1.000%, 04/13/2025	EUR	170	209
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	65,000	860
0.500%, 09/15/2027	EUR	510	617
Kreditanstalt fuer Wiederaufbau MTN
3.750%, 05/29/2020	NZD	1,110	821
2.800%, 02/17/2021	AUD	1,230	952
1.125%, 09/15/2032	EUR	500	620
Volkswagen International Finance
2.700%, VAR EUR Swap Annual 5 Yr+2.540%, 12/31/2049		300	373
1.125%, 10/02/2023		600	745
0.500%, 03/30/2021		200	248

			17,479

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022		570	716

Hungary — 0.1%
Republic of Hungary
3.000%, 06/26/2024	HUF	75,010	318

Indonesia — 0.1%
Republic of Indonesia MTN
2.150%, 07/18/2024 (A)	EUR	200	253

Ireland — 1.7%
Allied Irish Banks MTN
4.125%, VAR EUR Swap Annual 5 Yr+3.950%, 11/26/2025		177	233
Bank of Ireland
7.375%, VAR EUR Swap Annual 5 Yr+6.956%, 12/29/2049		600	816
1.750%, 03/19/2019		450	565
Bank of Ireland MTN
0.375%, 05/07/2022		555	690
Europcar Groupe
4.125%, 11/15/2024 (A)		100	123
Ireland Government Bond
4.500%, 10/18/2018		235	296
4.500%, 04/18/2020		205	278
4.400%, 06/18/2019		600	782
3.400%, 03/18/2024		185	270
2.400%, 05/15/2030		92	130

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.000%, 02/18/2045	EUR	265	$351
1.000%, 05/15/2026		2,405	3,044
0.800%, 03/15/2022		300	383

			7,961

Israel — 0.3%
Israel Electric MTN
4.250%, 08/14/2028 (A)		$265	260
Israel Government Bond
4.250%, 03/31/2023	ILS	2,521	837
Teva Pharmaceutical Finance Netherlands II
1.125%, 10/15/2024	EUR	220	225

			1,322

Italy — 5.8%
Assicurazioni Generali MTN
7.750%, VAR Euribor 3 Month+7.113%, 12/12/2042		300	463
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037		380	576
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.000%, 02/15/2023 (A)		110	129
Enel
5.000%, VAR EUR Swap Annual 5 Yr+3.648%, 01/15/2075		105	139
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	277
5.625%, 08/14/2024		160	266
1.000%, 09/16/2024	EUR	225	277
FCA Bank MTN
2.625%, 04/17/2019		350	442
Intesa Sanpaolo
7.750%, VAR EUR Swap Annual 5 Yr+7.192%, 07/11/2166		400	601
Intesa Sanpaolo MTN
3.500%, 01/17/2022		200	272
Italy Buoni Poliennali Del Tesoro
5.500%, 11/01/2022		690	1,039
5.000%, 08/01/2034		230	385
5.000%, 09/01/2040		365	623
4.750%, 09/01/2044 (A)		240	403
3.750%, 05/01/2021		386	529
3.750%, 09/01/2024		870	1,247
3.500%, 03/01/2030 (A)		3,285	4,657
3.450%, 03/01/2048 (A)		950	1,312
2.500%, 12/01/2024		430	575
2.050%, 08/01/2027		135	171
2.000%, 12/01/2025		180	231
1.500%, 08/01/2019		740	933
1.350%, 04/15/2022		4,108	5,245
1.250%, 12/01/2026		1,275	1,530
0.950%, 03/01/2023		935	1,166

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.700%, 05/01/2020	EUR	315	$395
0.350%, 06/15/2020		1,390	1,730
0.300%, 10/15/2018		480	592
UniCredit
6.625%, VAR EUR Swap Annual 5 Yr+6.387%, 12/03/2166		385	514
Unione di Banche Italiane
1.000%, 01/27/2023		185	234

			26,953

Japan — 18.6%
Development Bank of Japan
2.300%, 03/19/2026	JPY	80,000	884
1.050%, 06/20/2023		90,000	891
Government of Japan 5 Year Bond
0.200%, 06/20/2019		169,000	1,595
0.100%, 12/20/2019		764,750	7,220
0.100%, 03/20/2020		410,800	3,881
Government of Japan 10 Year Bond
0.900%, 06/20/2022		748,750	7,341
0.100%, 06/20/2026		457,750	4,349
0.100%, 03/20/2027		168,150	1,596
0.100%, 06/20/2027		64,800	614
Government of Japan 20 Year Bond
1.900%, 09/20/2022		189,850	1,945
1.700%, 06/20/2033		1,220,450	13,903
1.400%, 09/20/2034		444,650	4,885
1.000%, 12/20/2035		50,000	517
0.700%, 03/20/2037		52,300	512
0.500%, 09/20/2036		459,900	4,361
0.200%, 06/20/2036		169,400	1,526
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		46,600	536
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		55,000	633
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		729,400	8,276
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		58,550	658
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		111,700	1,240
Government of Japan 30 Year Bond
0.800%, 09/20/2047		208,150	1,990
0.300%, 06/20/2046		134,250	1,129
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		85,400	1,092
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		253,200	3,199
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		127,000	1,545
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		259,650	3,092

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Government of Japan 40 Year Bond
0.400%, 03/20/2056	JPY	304,100	$2,426
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		15,400	192
Government of Japan CPI Linked Bond
0.100%, 03/10/2026		343,053	3,411
Japan Finance Organization for Municipalities
1.900%, 06/22/2018		90,000	850

			86,289

Kazakhstan — 0.1%
Tengizchevroil Finance International
4.000%, 08/15/2026 (A)		$385	368

Luxembourg — 0.1%
Altice Finco
4.750%, 01/15/2028 (A)	EUR	100	108
Arena Luxembourg Finance Sarl
2.875%, 11/01/2024		165	207
INEOS Finance
2.125%, 11/15/2025 (A)		100	119

			434

Malaysia — 1.1%
Malaysia Government Bond
5.734%, 07/30/2019	MYR	800	214
4.181%, 07/15/2024		3,360	882
4.048%, 09/30/2021		3,380	888
3.955%, 09/15/2025		3,440	889
3.882%, 03/10/2022		780	204
3.795%, 09/30/2022		3,430	889
3.759%, 03/15/2019		602	157
3.654%, 10/31/2019		3,171	824
3.441%, 02/15/2021		787	203

			5,150

Mexico — 2.0%
Mexican Bonos
8.000%, 06/11/2020	MXN	23,696	1,319
7.500%, 06/03/2027		16,264	902
6.500%, 06/09/2022		22,900	1,222
5.750%, 03/05/2026		11,907	592
Mexican Bonos, Ser M
6.500%, 06/10/2021		6,746	362
Mexican Bonos, Ser M20
10.000%, 12/05/2024		43,166	2,713
7.750%, 05/29/2031		28,570	1,601
Mexican Bonos, Ser M30
10.000%, 11/20/2036		11,460	780

			9,491

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Netherlands — 3.0%
ABN AMRO Bank
5.750%, VAR EUR Swap Annual 5 Yr+5.452%, 12/31/2049	EUR	400	$537
Aegon MTN
6.625%, 12/16/2039	GBP	165	357
Constellium
4.250%, 02/15/2026 (A)	EUR	100	124
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2.500%, VAR EUR Swap Annual 5 Yr+1.400%, 05/26/2026		260	337
Cooperatieve Rabobank UA
6.625%, VAR EUR Swap Annual 5 Yr+6.697%, 12/29/2049		200	280
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	319
4.625%, 05/23/2029		130	205
ING Groep
3.150%, 03/29/2022		$330	326
Kingdom of Netherlands
4.000%, 01/15/2037 (A)	EUR	855	1,605
3.750%, 01/15/2042 (A)		40	77
2.750%, 01/15/2047 (A)		35	60
2.500%, 01/15/2033 (A)		550	829
2.000%, 07/15/2024 (A)		775	1,064
1.250%, 01/15/2019 (A)		335	418
0.750%, 07/15/2027 (A)		470	590
0.500%, 07/15/2026 (A)		570	707
0.250%, 01/15/2020		3,195	3,992
0.250%, 07/15/2025 (A)		922	1,131
MARB BondCo
7.000%, 03/15/2024 (A)		$282	265
Shell International Finance
2.000%, 11/15/2018		560	559
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 04/15/2024 (A)		200	194

			13,976

New Zealand — 3.1%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	8,170	6,783
4.500%, 04/15/2027		1,170	963
3.000%, 04/15/2020		5,164	3,808
2.500%, 09/20/2035		1,727	1,403
2.000%, 09/20/2025		610	486
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		1,100	843

			14,286

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Norway — 0.4%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.080%, 12/29/2049		$355	$369
DNB Boligkreditt MTN
3.875%, 06/16/2021	EUR	390	539
Norway Government Bond
2.000%, 05/24/2023 (A)	NOK	2,680	350
1.750%, 02/17/2027 (A)		6,025	761

			2,019

Poland — 1.5%
Republic of Poland
2.500%, 07/25/2018	PLN	710	208
1.500%, 04/25/2020		1,100	321
0.670%, 11/15/2018	JPY	200,000	1,883
Republic of Poland, Ser 1019
5.500%, 10/25/2019	PLN	1,045	325
Republic of Poland Government Bond
3.250%, 07/25/2025		4,755	1,421
2.500%, 07/25/2026		4,550	1,279
1.750%, 07/25/2021		5,940	1,728

			7,165

Portugal — 0.6%
EDP - Energias de Portugal
5.375%, VAR EUR Swap Annual 5 Yr+5.043%, 09/16/2075	EUR	200	273
EDP Finance MTN
2.000%, 04/22/2025		370	474
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/2027 (A)		425	641
4.100%, 04/15/2037 (A)		145	227
2.200%, 10/17/2022 (A)		775	1,036

			2,651

Saudi Arabia — 0.1%
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		$275	265

Singapore — 1.8%
Singapore Government Bond
4.000%, 09/01/2018	SGD	340	262
3.500%, 03/01/2027		1,040	869
3.125%, 09/01/2022		2,255	1,799
3.000%, 09/01/2024		2,649	2,118
2.250%, 08/01/2036		250	180
2.000%, 07/01/2020		3,260	2,492
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	480

			8,200

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	$110

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		305	386

South Korea — 0.5%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	521
Korea Treasury Bond
3.000%, 09/10/2024	KRW	884,000	851
1.500%, 12/10/2026		994,000	851

			2,223

Spain — 4.1%
Ayt Cedulas Cajas Global
4.750%, 05/25/2027	EUR	400	643
3.750%, 12/14/2022		600	854
Banco Bilbao Vizcaya Argentaria
8.875%, VAR EUR Swap Annual 5 Yr+9.177%, 12/29/2049		200	291
5.875%, VAR EUR Swap Annual 5 Yr+5.779%, 08/24/2166		200	267
Banco de Sabadell
0.875%, 11/12/2021		400	505
Banco Popular Espanol
2.125%, 10/08/2019		100	127
Banco Santander
6.750%, VAR EUR Swap Annual 5 Yr+6.803%, 07/25/2166		200	277
Bankia
0.875%, 01/21/2021		300	378
CaixaBank
6.750%, VAR EUR Swap Annual 5 Yr+6.498%, 12/31/2049		200	278
1.250%, 01/11/2027		500	628
Criteria Caixa SAU MTN
1.500%, 05/10/2023		300	373
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	643
Gas Natural Fenosa Finance BV
3.375%, VAR EUR Swap Annual 9 Yr+3.079%, 12/29/2049		100	124
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026		300	365
Government of Spain
6.000%, 01/31/2029		320	585
4.900%, 07/30/2040 (A)		415	780
4.700%, 07/30/2041 (A)		319	590
2.900%, 10/31/2046 (A)		625	887
2.750%, 10/31/2024 (A)		406	571

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.950%, 04/30/2026 (A)	EUR	3,850	$5,139
1.950%, 07/30/2030 (A)		85	111
1.400%, 01/31/2020		935	1,187
1.300%, 10/31/2026 (A)		474	600
0.400%, 04/30/2022		700	876
Grifols
3.200%, 05/01/2025		110	136
Iberdrola Finanzas MTN
1.000%, 03/07/2025		500	616
Instituto de Credito Oficial MTN
6.000%, 03/08/2021		180	261
Kutxabank
1.250%, 09/22/2025		300	381
Santander Consumer Finance MTN
0.900%, 02/18/2020		300	375
Santander Issuances MTN
3.250%, 04/04/2026		300	402

			19,250

Supra-National — 1.9%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	70,000	795
European Financial Stability Facility MTN
1.800%, 07/10/2048	EUR	540	711
0.500%, 07/11/2025		695	856
European Investment Bank
1.900%, 01/26/2026	JPY	129,100	1,397
European Investment Bank MTN
6.000%, 08/06/2020	AUD	2,737	2,274
1.250%, 05/12/2025	SEK	7,500	917
International Bank for Reconstruction & Development MTN
3.500%, 01/22/2021	NZD	1,120	827
2.800%, 01/13/2021	AUD	1,230	953

			8,730

Sweden — 1.0%
Intrum Justitia
2.750%, 07/15/2022 (A)	EUR	330	397
Nordea Bank MTN
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.388%, 12/31/2049		$280	290
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.388%, 12/31/2049 (A)		483	499
Nordea Hypotek MTN
1.000%, 04/08/2022	SEK	2,600	317
Skandinaviska Enskilda Banken
2.659%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)		$200	201
Skandinaviska Enskilda Banken MTN
5.750%, VAR USD Swap Semi 30/360 5 Year Curr+3.850%, 11/29/2049		465	469

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Svenska Handelsbanken
5.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.335%, 12/29/2049		$325	$325
Swedbank
6.000%, VAR USD Swap Semi 30/360 5 Year Curr+4.106%, 03/17/2166		200	204
Swedbank Hypotek MTN
1.000%, 06/15/2022	SEK	2,700	328
Sweden Government Bond
3.500%, 06/01/2022		3,040	419
3.500%, 03/30/2039		375	62
1.000%, 11/12/2026		1,725	215
Sweden Government Bond, Ser 1047
5.000%, 12/01/2020		3,370	461
Sweden Government Bond, Ser 1052
4.250%, 03/12/2019		3,630	454
Vattenfall
3.000%, VAR EUR Swap Annual 5 Yr+2.511%, 03/19/2077	EUR	175	214

			4,855

Switzerland — 1.5%
Aquarius & Investments for Swiss Reinsurance
6.375%, VAR USD Swap Semi 30/360 5 Year Curr+5.210%, 09/01/2024		$340	349
Credit Suisse
0.285%, 12/18/2018	JPY	200,000	1,882
Credit Suisse MTN
0.750%, 09/17/2021	EUR	220	277
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)		$270	292
Government of Switzerland
3.000%, 05/12/2019	CHF	110	120
2.000%, 04/28/2021		735	833
2.000%, 05/25/2022		75	87
1.500%, 04/30/2042		205	260
1.250%, 06/11/2024		405	464
LafargeHolcim Sterling Finance Netherlands BV MTN
3.000%, 05/12/2032	GBP	350	474
Swiss Reinsurance via ELM
2.600%, VAR Euribor 6 Month+3.050%, 09/01/2166	EUR	220	274
UBS MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.400%, 02/12/2026		200	271
UBS Group
5.750%, VAR EUR Swap Annual 5 Yr+5.287%, 12/29/2049		540	740
UBS Group Funding Switzerland
4.125%, 09/24/2025 (A)		$220	221

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.750%, 11/16/2022	EUR	427	$550

			7,094

Thailand — 0.3%
Thailand Government Bond
4.875%, 06/22/2029	THB	11,215	434
4.675%, 06/29/2044		12,325	491
3.650%, 12/17/2021		11,020	378
3.625%, 06/16/2023		5,375	186

			1,489

Turkey — 0.1%
Coca-Cola Icecek
4.215%, 09/19/2024		$360	350

United Kingdom — 11.5%
Anglian Water Services Financing
6.875%, 08/21/2023	GBP	230	405
Arqiva Financing MTN
4.040%, 06/30/2020		220	321
Aviva MTN
3.875%, VAR EUR Swap Annual 5 Yr+3.480%, 07/03/2044	EUR	121	162
3.375%, VAR Euribor 3 Month+3.550%, 12/04/2045		515	668
Bank of Scotland MTN
4.750%, 06/08/2022		455	666
Barclays MTN
3.125%, 01/17/2024	GBP	235	334
2.000%, VAR EUR Swap Annual 5 Yr+1.900%, 02/07/2028	EUR	375	457
1.875%, 03/23/2021		575	736
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	307
BAT International Finance MTN
1.250%, 03/13/2027	EUR	333	392
BG Energy Capital MTN
5.000%, 11/04/2036	GBP	100	187
BP Capital Markets MTN
1.117%, 01/25/2024	EUR	165	207
Canary Wharf Finance II
6.455%, 04/22/2030	GBP	13	23
5.952%, 01/22/2035		20	40
Centrica MTN
4.375%, 03/13/2029		164	262
4.250%, 09/12/2044		100	162
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	400	487
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	294
Coca-Cola European Partners
2.375%, 05/07/2025		400	536

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Crh Finance UK MTN
4.125%, 12/02/2029	GBP	250	$394
Delphi Automotive
1.500%, 03/10/2025	EUR	420	522
DS Smith MTN
1.375%, 07/26/2024		215	264
EC Finance
2.375%, 11/15/2022 (A)		100	123
FCE Bank MTN
1.615%, 05/11/2023		510	641
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	404
HBOS Capital Funding
6.461%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+2.850%, 11/29/2049		115	166
Heathrow Funding MTN
6.000%, 03/20/2020		100	152
2.750%, 08/09/2049		160	204
1.875%, 05/23/2022	EUR	750	976
HSBC Holdings
6.750%, 09/11/2028	GBP	350	637
6.000%, VAR EUR Swap Annual 5 Yr+5.338%, 12/29/2049	EUR	345	486
HSBC Holdings MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.844%, 12/31/2049		200	256
Imperial Brands Finance
0.500%, 07/27/2021		150	185
InterContinental Hotels Group MTN
3.750%, 08/14/2025	GBP	174	261
International Game Technology
4.750%, 02/15/2023	EUR	160	215
Lecta
6.500%, 08/01/2023 (A)		113	143
Legal & General Group MTN
5.375%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+4.580%, 10/27/2045	GBP	135	207
Lloyds Banking Group MTN
1.000%, 11/09/2023	EUR	280	343
Nationwide Building Society MTN
4.625%, 02/08/2021		550	767
Next
3.625%, 05/18/2028	GBP	190	268
Northumbrian Water Finance
6.875%, 02/06/2023		190	326
5.625%, 04/29/2033		70	131
Rio Tinto Finance MTN
4.000%, 12/11/2029		124	201
Royal Bank of Scotland MTN
3.875%, 10/19/2020	EUR	123	167

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Royal Bank of Scotland Group
4.622%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017		$200	$201
Royal Bank of Scotland Group MTN
2.500%, 03/22/2023	EUR	465	610
Santander UK
6.222%, VAR ICE LIBOR GDP 3 Month+1.130%, 05/29/2049	GBP	170	236
Santander UK MTN
4.250%, 04/12/2021	EUR	350	486
3.625%, 01/14/2026	GBP	100	149
1.125%, 01/14/2022	EUR	330	417
Severn Trent Utilities Finance MTN
3.625%, 01/16/2026	GBP	175	265
Sky MTN
6.000%, 05/21/2027		50	89
SSE MTN
0.875%, 09/06/2025	EUR	395	479
Standard Chartered
3.277%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (A)		$500	474
Standard Chartered MTN
5.125%, 06/06/2034	GBP	100	151
3.625%, 11/23/2022	EUR	160	216
Stonegate Pub Financing
4.875%, 03/15/2022	GBP	140	194
Thames Water Utilities Cayman Finance MTN
4.625%, 06/04/2046		155	274
TSB Banking Group MTN
5.750%, VAR ICE LIBOR GDP 3 Month+3.430%, 05/06/2026		104	158
United Kingdom Gilt
4.750%, 12/07/2030		115	221
4.500%, 12/07/2042		230	503
4.250%, 12/07/2027		95	168
4.250%, 06/07/2032		1,720	3,225
4.250%, 03/07/2036		435	855
4.250%, 09/07/2039		370	757
4.250%, 12/07/2040		100	207
4.250%, 12/07/2046		320	705
3.750%, 09/07/2021		945	1,454
3.750%, 07/22/2052		80	175
3.500%, 01/22/2045		1,445	2,792
3.250%, 01/22/2044		400	738
2.750%, 09/07/2024		200	309
2.500%, 07/22/2065		1,165	2,187
1.750%, 07/22/2019		1,860	2,643
1.500%, 01/22/2021		600	856
1.250%, 07/22/2027		1,015	1,406
0.750%, 07/22/2023		2,170	2,988
United Kingdom Treasury Bill
0.202%, 04/16/2018 (B)		6,810	9,552

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Virgin Media Finance MTN
4.500%, 01/15/2025	EUR	121	$151
Wales & West Utilities Finance
6.250%, 11/30/2021	GBP	240	391
Western Power Distribution West Midlands
5.750%, 04/16/2032		100	184
3.875%, 10/17/2024		230	353
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026		225	332
Yorkshire Water Services Odsal Finance
6.588%, 02/21/2023		195	331
Zurich Finance MTN
6.625%, 10/30/2049 (C)		235	377

			53,344

United States — 6.6%
AbbVie
1.375%, 05/17/2024	EUR	220	274
American International Group
2.311%, VAR ICE LIBOR GDP 3 Month+1.705%, 03/15/2067	GBP	150	196
Amgen
1.250%, 02/25/2022	EUR	550	697
Antero Resources
5.125%, 12/01/2022		$98	99
AT&T
5.000%, 03/01/2021		550	578
3.550%, 09/14/2037	GBP	205	289
1.800%, 09/05/2026	EUR	720	900
Bank of America MTN
2.375%, 06/19/2024		835	1,109
1.625%, 09/14/2022		261	335
1.379%, VAR Euribor 3 Month+1.030%, 02/07/2025		165	206
0.223%, VAR Euribor 3 Month+0.550%, 09/14/2018		375	461
Belden
3.375%, 07/15/2027		100	119
3.375%, 07/15/2027		127	152
Berkshire Hathaway
0.625%, 01/17/2023		265	327
0.500%, 03/13/2020		225	280
Carnival
1.625%, 02/22/2021		180	231
Chubb INA Holdings
1.550%, 03/15/2028		325	400
Citigroup
2.040%, 09/16/2020	JPY	200,000	1,965
Citigroup MTN
0.750%, 10/26/2023	EUR	735	896
Crown European Holdings
2.875%, 02/01/2026 (A)		100	122
2.250%, 02/01/2023 (A)		160	198

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
CVS Health Corp
4.300%, 03/25/2028	$	265	$266
4.100%, 03/25/2025		265	267
3.125%, 03/09/2020		835	836
Digital Stout Holding MTN
4.250%, 01/17/2025	GBP	305	467
Discovery Communications
2.500%, 09/20/2024		255	351
Dover MTN
2.125%, 12/01/2020	EUR	267	345
FedEx
1.000%, 01/11/2023		560	700
Fidelity National Information Services
0.400%, 01/15/2021		284	350
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	329
General Electric
1.500%, 05/17/2029	EUR	170	204
General Motors Financial MTN
0.955%, 09/07/2023		540	655
Goldman Sachs Group MTN
2.000%, 07/27/2023		900	1,161
1.625%, 07/27/2026		170	210
Hertz Holdings Netherlands BV
5.500%, 03/30/2023 (A)		160	197
Kinder Morgan Energy Partners
4.300%, 05/01/2024	$	330	332
Kraft Heinz Foods
1.500%, 05/24/2024	EUR	220	275
Liberty Mutual Finance Europe
1.750%, 03/27/2024 (A)		163	205
Mastercard
1.100%, 12/01/2022		445	563
McKesson
3.125%, 02/17/2029	GBP	135	191
0.625%, 08/17/2021	EUR	355	441
Metropolitan Life Global Funding I MTN
2.875%, 01/11/2023	GBP	135	198
Moody’s
1.750%, 03/09/2027	EUR	265	335
Morgan Stanley
1.875%, 03/30/2023		490	632
0.557%, 05/22/2018	JPY	300,000	2,823
Morgan Stanley MTN
2.625%, 03/09/2027	GBP	295	409
1.375%, 10/27/2026	EUR	360	433
National Capital Trust I
5.620%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+1.930%, 12/17/2018 (A)	GBP	35	50

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.620%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+1.930%, 09/29/2049	GBP	150	$215
National Grid North America MTN
1.000%, 07/12/2024	EUR	300	371
Nordea Bank MTN
2.250%, 05/27/2021 (A)	$	425	413
Philip Morris International
0.625%, 11/08/2024	EUR	285	341
Philip Morris International MTN
1.875%, 03/03/2021		300	386
PVH
3.125%, 12/15/2027 (A)		156	189
Quintiles IMS
2.875%, 09/15/2025		220	262
Santander Holdings USA
3.700%, 03/28/2022	$	460	461
Southern
2.750%, 06/15/2020		700	694
US Bancorp MTN
0.850%, 06/07/2024	EUR	701	856
Valeant Pharmaceuticals International
4.500%, 05/15/2023 (A)		170	185
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	281
4.050%, 02/17/2025	AUD	680	526
Viacom
4.250%, 09/01/2023	$	500	507
Wells Fargo MTN
2.000%, 04/27/2026	EUR	210	271
1.375%, 06/30/2022	GBP	195	266
Wells Fargo Bank MTN
5.250%, 08/01/2023		350	559
Western Digital Corp
4.750%, 02/15/2026	$	328	327
WPC Eurobond BV
2.125%, 04/15/2027	EUR	380	466

			30,635

Uruguay — 0.0%
Republic of Uruguay
9.875%, 06/20/2022 (A)	UYU	3,181	114
8.500%, 03/15/2028 (A)		2,325	76

			190

Total Global Bonds (Cost $419,595) ($ Thousands)			438,019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 1.6%

Agency Mortgage-Backed Obligation — 0.5%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
3.722%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027	$490	$500
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.472%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	100	102
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
4.672%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	165	170
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.772%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	276	283
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
8.222%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028	250	309
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.072%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	350	353
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
5.322%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029	470	511

		2,228

Non-Agency Mortgage-Backed Obligation — 1.1%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
3.750%, 09/25/2034 (C)	15	15
Citigroup Mortgage Loan Trust, Ser 2005-2,Cl 1A4
3.414%, 05/25/2035 (C)	258	261
COMM Mortgage Trust, Ser 2012-CR4, Cl A3
2.853%, 10/15/2045	130	128
COMM Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/2045	125	122
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	120	119
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	120	121

COMM Mortgage Trust, Ser 2014-CCRE14,Cl A3
3.955%, 02/10/2047	70	72
COMM Mortgage Trust, Ser 2014-CR21, Cl A3
3.528%, 12/10/2047	75	76

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	$60	$62
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	180	183
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	155	154
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	50	51
COMM Mortgage Trust, Ser 2016-DC2, Cl A5
3.765%, 02/10/2049	140	143
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	16	15
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	85	85
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/2049	80	79
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
3.872%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2023	15	15
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
3.472%, VAR ICE LIBOR USD 1 Month+1.600%, 01/25/2024	169	171
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.872%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	402	452
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M1
4.022%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2028	153	154
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.122%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	95	107
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
3.222%, VAR ICE LIBOR USD 1 Month+1.350%, 01/25/2029	75	75
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
3.172%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	524	529
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
6.222%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	153	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
3.172%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	$199	$201
GS Mortgage Securities Trust, Ser 2014-GC20, Cl D
4.859%, 04/10/2047 (A)(C)	80	53
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
3.089%, 01/25/2035 (C)	58	56
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A3A1
3.538%, 09/15/2047	185	187
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	129	127
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
3.357%, 12/25/2034 (C)	60	60
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.319%, 04/15/2041 (C)	1	1
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	159	154
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.282%, 10/12/2052 (A)(C)	10	1
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.282%, 10/12/2052 (A)(C)	15	2
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A3
3.337%, 12/15/2049	155	153
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (A)(C)	135	134
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	100	100
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	69
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	120	119
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.411%, 09/15/2058	80	80
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A4
3.560%, 01/15/2059	140	140

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2017-C38, Cl A5
3.453%, 07/15/2050	$205	$202
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	125	123

		5,321

Total Mortgage-Backed Securities (Cost $7,495) ($ Thousands)		7,549

CORPORATE OBLIGATIONS — 0.9%
United States — 0.9%
Altria Group
4.750%, 05/05/2021	180	188
Anthem
2.300%, 07/15/2018	150	150
Charter Communications Operating
4.908%, 07/23/2025	375	383
Community Health Systems
6.250%, 03/31/2023	175	161
Dell International
5.450%, 06/15/2023 (A)	240	254
Goldman Sachs Group
2.625%, 04/25/2021	425	416
Hess
4.300%, 04/01/2027	333	326
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	37	32
4.875%, 04/15/2020 (A)	137	130
PNC Funding
3.300%, 03/08/2022	150	151
QEP Resources
5.250%, 05/01/2023	108	104
Seagate HDD Cayman
4.875%, 03/01/2024 (A)	85	85
4.750%, 06/01/2023	17	17
4.750%, 01/01/2025	123	120
Sigma Finance Netherlands BV
4.875%, 03/27/2028 (A)	200	200
Societe Generale MTN
2.500%, 04/08/2021 (A)	500	488
Sprint Spectrum
4.738%, 03/20/2025 (A)	265	266
Tenet Healthcare
4.375%, 10/01/2021	110	108
Terraform Global Operating
6.125%, 03/01/2026 (A)	55	55
Uniti Group
6.000%, 04/15/2023 (A)	162	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
3.500%, 11/01/2021	$590	$595

Total Corporate Obligations (Cost $4,451) ($ Thousands)		4,385

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bond STRIPS
2.995%, 08/15/2045 (B)	1,070	472
2.885%, 11/15/2045 (B)	1,030	451
U.S. Treasury Inflation Protected Securities
1.250%, 07/15/2020	1,150	1,181

Total U.S. Treasury Obligations (Cost $2,123) ($ Thousands)		2,104

Total Investments in Securities— 97.4% (Cost $433,664) ($ Thousands)		$452,057

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Australian 10-Year Bond	(8)	Jun-2018	$(800)	$(795)	$(15)
Australian 10-Year Bond	(30)	Jun-2018	(2,976)	(2,983)	(14)
Australian 3-Year Bond	42	Jun-2018	3,671	3,582	8
Canadian 10-Year Bond	33	Jun-2018	3,406	3,411	62
Canadian 10-Year Bond	(24)	Jun-2018	(2,454)	(2,481)	(23)
Euro	(240)	Jun-2018	(37,267)	(37,076)	192
Euro-Bob	(32)	Jun-2018	(5,167)	(5,165)	(28)
Euro-BTP	(13)	Jun-2018	(2,182)	(2,219)	(44)
Euro-Bund	(91)	Jun-2018	(17,653)	(17,843)	(238)
Euro-Buxl 30 Year Bond	31	Jun-2018	6,162	6,305	187
Euro-OAT	59	Jun-2018	11,106	11,217	142
Euro-OAT	(4)	Jun-2018	(747)	(760)	(14)
Euro-Schatz	7	Jun-2018	963	964	2
Euro-Schatz	(82)	Jun-2018	(11,329)	(11,292)	(6)
Japanese 10-Year Bond	12	Jun-2018	17,048	17,021	15
Japanese 10-Year Bond E-MINI	(34)	Jun-2018	(4,835)	(4,823)	(5)
Japanese 10-Year Bond E-MINI	1	Jun-2018	142	142	–
Long Gilt 10-Year Bond	(32)	Jun-2018	(5,416)	(5,513)	(82)
U.S. 2-Year Treasury Note	140	Jun-2018	29,765	29,765	–
U.S. 5-Year Treasury Note	(192)	Jun-2018	(21,901)	(21,977)	(76)
U.S. 5-Year Treasury Note	5	Jun-2018	570	572	2
U.S. 10-Year Treasury Note	(51)	Jun-2018	(6,130)	(6,178)	(49)
U.S. Long Treasury Bond	11	Jun-2018	1,575	1,613	38
U.S. Ultra Long Treasury Bond	(22)	Jun-2018	(3,425)	(3,530)	(106)
U.S. Ultra Long Treasury Bond	8	Jun-2018	1,261	1,284	23
Ultra 10-Year U.S. Treasury Note	(11)	Jun-2018	(1,411)	(1,429)	(17)

			$(48,024)	$(48,188)	$(46)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	06/07/18	NZD	4,228	USD	3,057	$8
Bank of America	04/13/18	GBP	1,285	USD	1,813	10
Bank of America	04/05/18	GBP	133	USD	185	(2)
Barclays PLC	04/03/18	USD	1,603	BRL	5,294	(10)
Barclays PLC	04/05/18	USD	23	CAD	30	–
Barclays PLC	04/05/18	CAD	129	USD	99	(1)
Barclays PLC	05/02/18	USD	60	NOK	474	1
Barclays PLC	04/05/18	USD	74	NOK	578	–
Barclays PLC	04/05/18	USD	135	AUD	175	(1)
Barclays PLC	04/05/18	USD	24	NZD	34	–
Barclays PLC	04/05/18	USD	123	NZD	169	(1)
Barclays PLC	04/05/18 - 05/02/18	EUR	160	USD	198	–
Barclays PLC	04/05/18	USD	62	EUR	50	–
Barclays PLC	04/05/18	USD	124	EUR	100	(1)
Barclays PLC	04/05/18	NZD	290	USD	211	1
Barclays PLC	04/05/18	USD	469	HUF	117,758	(5)
Barclays PLC	04/05/18 - 05/02/18	NOK	2,196	USD	282	2
Barclays PLC	04/05/18	USD	3,614	MXN	66,427	24

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/05/18	PLN	6,318	USD	1,848	$4
Barclays PLC	04/05/18	JPY	6,550	USD	63	1
Barclays PLC	05/02/18	GBP	27,852	USD	39,451	339
Barclays PLC	04/05/18 - 04/13/18	GBP	600	USD	834	(7)
Barclays PLC	04/05/18	USD	29,759	GBP	21,043	(238)
Barclays PLC	04/05/18 - 05/02/18	MXN	132,854	USD	7,128	(134)
Barclays PLC	04/17/18	USD	678	RUB	38,777	(4)
Barclays PLC	05/02/18	HUF	117,758	USD	470	5
Barclays PLC	05/03/18	BRL	5,294	USD	1,598	9
BNP Paribas	04/05/18	NZD	1,481	USD	1,069	1
BNP Paribas	04/13/18	GBP	946	USD	1,347	19
BNP Paribas	04/05/18 - 04/13/18	GBP	1,113	USD	1,546	(15)
BNP Paribas	04/05/18 - 04/09/18	ARS	9,168	USD	469	15
BNP Paribas	04/09/18	USD	177	ARS	3,655	4
Brown Brothers Harriman	04/13/18	GBP	276	USD	384	(4)
Brown Brothers Harriman	04/13/18	ZAR	508	USD	42	(1)
Brown Brothers Harriman	04/13/18	USD	904	GBP	642	(3)
Brown Brothers Harriman	05/30/18	EUR	161	USD	199	–
Brown Brothers Harriman	05/30/18	USD	1,647	EUR	1,322	(15)
BT Brokerage	04/05/18	USD	73	EUR	59	–
BT Brokerage	04/05/18	AUD	160	USD	123	1
BT Brokerage	04/05/18	USD	204	DKK	1,220	(3)
BT Brokerage	04/05/18	EUR	593	USD	726	(3)
BT Brokerage	04/05/18	USD	719	NZD	996	–
BT Brokerage	04/05/18	GBP	18,190	USD	25,140	(379)
BT Brokerage	04/05/18	JPY	105,822	USD	998	2
BT Brokerage	04/05/18	JPY	45,000	USD	423	–
BT Brokerage	05/02/18	DKK	1,220	USD	205	3
CIBC	05/02/18	GBP	310	USD	435	–
CIBC	05/02/18	EUR	1,105	USD	1,362	–
Citigroup	04/05/18	USD	62	EUR	50	(1)
Citigroup	04/05/18	USD	74	SEK	607	(1)
Citigroup	04/05/18	NZD	84	USD	62	1
Citigroup	04/05/18	USD	98	GBP	71	1
Citigroup	04/05/18	GBP	274	USD	380	(5)
Citigroup	04/05/18	SEK	301	USD	37	1
Citigroup	04/05/18	USD	310	NZD	427	(2)
Citigroup	04/05/18	USD	284	NOK	2,233	–
Citigroup	04/05/18	USD	61	NOK	474	(1)
Citigroup	04/05/18	USD	1,088	SGD	1,424	(2)
Citigroup	04/05/18	NOK	963	USD	125	2
Citigroup	04/05/18	NOK	8,932	USD	1,137	(1)
Citigroup	04/05/18 - 06/07/18	AUD	10,858	USD	8,402	74
Citigroup	04/05/18 - 05/30/18	EUR	19,970	USD	24,703	109
Citigroup	04/05/18	EUR	20,257	USD	24,865	(52)
Citigroup	04/05/18	HUF	117,758	USD	459	(5)
Citigroup	04/19/18	USD	428	ARS	8,746	3
Citigroup	04/26/18	USD	1,324	KRW	1,416,222	8
Citigroup	04/26/18	USD	1,549	JPY	167,923	32
Citigroup	05/02/18	SGD	1,424	USD	1,089	2

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	05/16/18	USD	498	PLN	1,702	$–
Credit Suisse First Boston	04/03/18	BRL	5,294	USD	1,631	38
Credit Suisse First Boston	04/05/18	CHF	1,713	USD	1,821	32
Credit Suisse First Boston	04/05/18	NOK	1,725	USD	223	3
Credit Suisse First Boston	04/13/18	EUR	2,771	GBP	2,451	30
Credit Suisse First Boston	06/07/18	AUD	2,147	CAD	2,132	10
Deutsche Bank	05/25/18	SEK	13,078	USD	1,599	31
Goldman Sachs	04/12/18	CAD	2,730	USD	2,118	–
Goldman Sachs	04/13/18	GBP	10,323	USD	14,651	165
Goldman Sachs	04/13/18	GBP	1,089	USD	1,524	(4)
HSBC	04/05/18	USD	60	AUD	78	–
HSBC	04/05/18	NZD	84	USD	61	–
HSBC	04/05/18	USD	119	CAD	154	1
HSBC	04/05/18	USD	331	NOK	2,565	(4)
HSBC	04/05/18	USD	612	CZK	12,494	(7)
HSBC	04/05/18	USD	867	ILS	3,023	(6)
HSBC	04/05/18	USD	208	GBP	151	4
HSBC	05/02/18	USD	935	GBP	665	(1)
HSBC	04/05/18	NOK	1,709	USD	221	3
HSBC	04/05/18	GBP	1,954	USD	2,700	(41)
HSBC	04/05/18	USD	544	EUR	445	3
HSBC	05/02/18	USD	9,394	EUR	7,555	(84)
HSBC	04/05/18 - 05/02/18	JPY	164,272	USD	1,547	1
HSBC	04/12/18	CAD	17,410	USD	14,031	524
HSBC	05/02/18	ILS	3,023	USD	868	5
HSBC	05/02/18	CZK	12,494	USD	613	6
HSBC	05/11/18	USD	631	MXN	11,831	13
HSBC	05/25/18	USD	1,327	NOK	10,200	(25)
HSBC	05/30/18	EUR	13,216	USD	16,428	110
JPMorgan Chase Bank	04/05/18	USD	170	AUD	220	(2)
JPMorgan Chase Bank	04/05/18	USD	186	CHF	176	(2)
JPMorgan Chase Bank	04/05/18	USD	226	CAD	294	2
JPMorgan Chase Bank	04/05/18	USD	59	CAD	76	–
JPMorgan Chase Bank	04/05/18	CAD	218	USD	169	–
JPMorgan Chase Bank	04/05/18 - 05/02/18	CAD	135	USD	104	–
JPMorgan Chase Bank	04/05/18	USD	183	NZD	255	1
JPMorgan Chase Bank	04/05/18	USD	306	NZD	421	(2)
JPMorgan Chase Bank	04/05/18 - 05/02/18	USD	158	NOK	1,249	1
JPMorgan Chase Bank	04/05/18 - 05/02/18	USD	417	NOK	3,259	(3)
JPMorgan Chase Bank	04/05/18 - 05/02/18	AUD	745	USD	576	4
JPMorgan Chase Bank	04/05/18	USD	828	SEK	6,826	(13)
JPMorgan Chase Bank	04/05/18	NZD	757	USD	552	5
JPMorgan Chase Bank	04/05/18	NZD	85	USD	61	–
JPMorgan Chase Bank	04/05/18	SEK	990	USD	121	2
JPMorgan Chase Bank	05/02/18	GBP	44	USD	63	1
JPMorgan Chase Bank	04/05/18 - 05/02/18	GBP	1,118	USD	1,553	(16)
JPMorgan Chase Bank	04/05/18	USD	964	EUR	789	7
JPMorgan Chase Bank	05/02/18	USD	239	EUR	193	(2)
JPMorgan Chase Bank	04/05/18	SGD	1,424	USD	1,077	(9)
JPMorgan Chase Bank	04/05/18	USD	1,526	THB	47,594	(4)
JPMorgan Chase Bank	04/05/18 - 05/30/18	USD	1,839	EUR	1,485	(10)

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/05/18	USD	1,869	PLN	6,318	$(25)
JPMorgan Chase Bank	04/05/18 - 05/02/18	USD	1,259	GBP	908	15
JPMorgan Chase Bank	04/05/18 - 05/02/18	USD	2,229	GBP	1,586	(2)
JPMorgan Chase Bank	04/05/18	NOK	3,346	USD	433	7
JPMorgan Chase Bank	04/05/18	NOK	475	USD	60	–
JPMorgan Chase Bank	04/05/18 - 04/20/18	EUR	13,185	USD	16,399	166
JPMorgan Chase Bank	04/05/18	EUR	84	USD	103	–
JPMorgan Chase Bank	04/05/18	JPY	39,225	USD	371	2
JPMorgan Chase Bank	04/05/18	JPY	97,000	USD	909	(4)
JPMorgan Chase Bank	04/12/18	CAD	1,508	EUR	985	42
JPMorgan Chase Bank	04/20/18	USD	382	CAD	493	–
JPMorgan Chase Bank	04/20/18	USD	1,159	COP	3,289,707	19
JPMorgan Chase Bank	04/20/18	USD	1,933	CLP	1,149,590	(28)
JPMorgan Chase Bank	04/20/18	USD	2,686	SEK	21,981	(58)
JPMorgan Chase Bank	04/20/18	CHF	2,986	USD	3,201	78
JPMorgan Chase Bank	04/20/18	USD	4,045	GBP	2,902	29
JPMorgan Chase Bank	04/20/18	USD	4,452	NOK	34,513	(53)
JPMorgan Chase Bank	04/20/18	PLN	5,392	USD	1,602	27
JPMorgan Chase Bank	04/20/18	SGD	8,786	USD	6,680	(24)
JPMorgan Chase Bank	04/20/18	BRL	8,851	USD	2,734	75
JPMorgan Chase Bank	04/20/18	AUD	12,794	USD	10,006	193
JPMorgan Chase Bank	04/20/18	NZD	20,160	USD	14,704	164
JPMorgan Chase Bank	04/20/18	MXN	30,512	USD	1,621	(46)
JPMorgan Chase Bank	04/20/18	TWD	71,746	USD	2,464	(3)
JPMorgan Chase Bank	04/20/18	THB	114,930	USD	3,669	(9)
JPMorgan Chase Bank	04/20/18	HUF	993,394	USD	3,947	28
JPMorgan Chase Bank	04/20/18	KRW	1,835,000	USD	1,717	(8)
JPMorgan Chase Bank	04/20/18	JPY	2,486,616	USD	23,502	93
JPMorgan Chase Bank	05/02/18	USD	61	JPY	6,475	–
JPMorgan Chase Bank	05/02/18	USD	124	JPY	13,000	(1)
JPMorgan Chase Bank	05/02/18	PLN	6,318	USD	1,870	24
JPMorgan Chase Bank	05/02/18 - 05/30/18	EUR	18,542	USD	23,018	124
JPMorgan Chase Bank	05/02/18	THB	47,594	USD	1,530	6
Merrill Lynch	04/05/18 - 05/02/18	USD	11,435	CAD	14,696	(36)
Merrill Lynch	04/05/18 - 05/02/18	CAD	14,696	USD	11,440	34
Montgomery/Bank of America	04/05/18	NZD	8,087	USD	5,831	(3)
Morgan Stanley	04/05/18 - 05/02/18	USD	1,064	NOK	8,169	(23)
Morgan Stanley	04/05/18	DKK	1,220	USD	201	(1)
Morgan Stanley	04/13/18	GBP	907	USD	1,275	1
Morgan Stanley	04/05/18	GBP	431	USD	595	(10)
Morgan Stanley	04/05/18 - 05/02/18	CHF	1,889	USD	2,003	25
Morgan Stanley	04/05/18 - 05/02/18	USD	1,999	CHF	1,889	(26)
Morgan Stanley	04/05/18	USD	6,226	NZD	8,566	(47)
Morgan Stanley	04/05/18 - 05/02/18	NOK	8,169	USD	1,064	23
Morgan Stanley	04/05/18 - 05/02/18	USD	8,977	SEK	73,391	(197)
Morgan Stanley	04/05/18	CZK	12,494	USD	602	(3)
Morgan Stanley	04/05/18	USD	26,101	EUR	21,007	(262)
Morgan Stanley	05/02/18	EUR	21,007	USD	26,152	267
Morgan Stanley	04/05/18 - 05/02/18	EUR	28,432	USD	34,814	(160)
Morgan Stanley	04/05/18 - 05/02/18	SEK	73,391	USD	8,966	198
Morgan Stanley	04/05/18	JPY	7,255,132	USD	67,962	(267)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	05/02/18	NZD	8,566	USD	6,225	$48
Morgan Stanley	05/03/18	USD	327	BRL	1,087	(1)
National Australia Capital Markets	04/05/18	USD	959	JPY	100,514	(14)
National Bank of Australia	04/05/18	JPY	200,681	USD	1,888	1
RBC	04/05/18	USD	470	CAD	603	(2)
RBC	04/05/18 - 05/02/18	USD	5,706	AUD	7,396	(33)
RBC	04/05/18 - 05/02/18	AUD	7,396	USD	5,706	35
RBC	04/05/18	CAD	13,950	USD	10,876	55
RBC	04/26/18	JPY	536,046	USD	4,912	(137)
RBS	04/05/18	USD	225	ARS	4,584	2
RBS	04/13/18	GBP	410	USD	581	6
RBS	05/16/18	PLN	1,746	USD	518	7
RBS	06/07/18	USD	606	AUD	770	(15)
Standard Bank	05/03/18	USD	330	BRL	1,103	1
Standard Chartered	04/05/18 - 05/02/18	USD	64,968	EUR	52,246	(683)
Standard Chartered	05/17/18	USD	1,295	INR	84,931	3
Standard New York	05/02/18	EUR	42,653	USD	53,087	529
State Street	04/05/18	USD	423	AUD	542	(8)
State Street	04/05/18	AUD	7,012	USD	5,477	99
State Street	04/05/18	EUR	1,447	USD	1,787	8
State Street	04/05/18	EUR	13,572	USD	16,626	(68)
State Street	04/05/18	USD	73,182	JPY	7,745,896	(337)
State Street	05/02/18	JPY	7,745,896	USD	73,308	325
TD Securities	04/05/18	USD	328	NOK	2,548	(3)
TD Securities	04/05/18	ILS	3,023	USD	871	10
UBS	04/05/18	EUR	207	USD	253	(1)
UBS	04/05/18	USD	6,461	SEK	53,197	(108)
UBS	04/05/18	SEK	14,052	USD	1,707	29
UBS	04/05/18	THB	47,594	USD	1,513	(9)
UBS	05/02/18	USD	110	EUR	89	–

						$635

A list of the open OTC swap agreements held by the Fund at March 31, 2018, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	$(370)	$(89)	$(62)	$(27)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(130)	(30)	(16)	(14)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(240)	(57)	(30)	(27)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(373)	(55)	(27)	(28)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(134)	(20)	(8)	(11)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(127)	(19)	(9)	(9)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(406)	(60)	(30)	(30)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(460)	(68)	(35)	(33)

							$(398)	$(217)	$(179)

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6M EURIBOR	0.90%	Semi-Annual	10/30/2027	EUR	$11,600	$ (25)	$ —	$ (26)

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Itraxx Europe Series 28	Sell	1.00%	Quarterly	12/20/2022	$(5,360)	$ 152	$ 151	$ 1

For the six months ended March 31, 2018, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for the derivative type during the year

Percentages are based on Net Assets of $463,958 ($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $60,403 ($ Thousands), representing 13.02% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

THB — Thai Bhat

TWD — Taiwan Dollar

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$438,019	$—	$438,019
Mortgage-Backed Securities	—	7,549	—	7,549
Corporate Obligations	—	4,385	—	4,385
U.S. Treasury Obligations	—	2,104	—	2,104

Total Investments in Securities	$—	$452,057	$—	$452,057

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$671	$—	$—	$671
Unrealized Depreciation	(717)	—	—	(717)
Forwards Contracts *
Unrealized Appreciation	—	4,482	—	4,482
Unrealized Depreciation	—	(3,847)	—	(3,847)
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(179)	—	(179)
Centrally Cleared Swaps
Interest Rate Swap *
Unrealized Depreciation	—	(26)	—	(26)
Credit Default Swap *
Unrealized Appreciation	—	1	—	1

Total Other Financial Instruments	$(46)	$431	$—	$385

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

International Fixed Income Fund (Concluded)

For more information on valuation inputs, see Note 2 – significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Markets Debt Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 95.4%
Angola — 0.1%
Republic of Angola Via Avenir II BV MTN
9.344%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		$1,942	$2,059

Argentina — 4.5%
Adecoagro
6.000%, 09/21/2027 (A)		785	736
Agua y Saneamientos Argentinos
6.625%, 02/01/2023		1,230	1,198
Argentina Treasury Bill
0.000%, 09/14/2018 (B)	ARS	34,180	1,732
Argentina Treasury Bond
2.500%, 07/22/2021		6,000	417
Argentine Bonos del Tesoro
21.200%, 09/19/2018		27,802	1,362
18.200%, 10/03/2021		21,053	1,047
Argentine Republic Government International Bond
8.280%, 12/31/2033		$1,262	1,353
7.820%, 12/31/2033	EUR	8,049	11,063
7.820%, 12/31/2033		8,310	11,523
7.625%, 04/22/2046		$350	348
7.500%, 04/22/2026		5,549	5,921
6.875%, 01/11/2048		1,214	1,108
6.625%, 07/06/2028		203	201
5.875%, 01/11/2028		2,319	2,181
5.000%, 01/15/2027	EUR	2,585	3,091
3.380%, 03/31/2019 (C)		18,390	15,628
Autonomous City of Buenos Aires Argentina
26.200%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	14,952	742
26.200%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024		48,886	2,428
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020		35,000	1,832
3.750%, 02/08/2019		33,185	1,746

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Pampa Energia
7.500%, 01/24/2027 (A)		$343	$354
7.375%, 07/21/2023 (A)		270	284
Provincia de Buenos Aires
7.875%, 06/15/2027		2,762	2,866
Provincia de Cordoba
7.125%, 06/10/2021 (A)		531	558
Provincia del Chaco Argentina
9.375%, 08/18/2024		654	651
Republic of Argentina
8.280%, 12/31/2033		1,655	1,812
3.380%, 03/31/2019 (C)	EUR	564	479
Rio Energy
6.875%, 02/01/2025 (A)		$1,471	1,451
YPF MTN
27.125%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		368	293

			74,405

Armenia — 0.0%
Republic of Armenia
7.150%, 03/26/2025 (A)		400	442

Azerbaijan — 1.3%
Republic of Azerbaijan
4.750%, 03/18/2024 (A)		834	839
Southern Gas Corridor
6.875%, 03/24/2026		9,309	10,260
6.875%, 03/24/2026 (A)		1,437	1,584
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		292	317
6.950%, 03/18/2030		2,953	3,200
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		3,347	3,334
4.750%, 03/13/2023		1,500	1,494

			21,028

Bahrain — 0.2%
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		641	618
7.000%, 10/12/2028		679	654
6.750%, 09/20/2029		1,276	1,192
Oil and Gas Holding BSCC
7.500%, 10/25/2027 (A)		554	548

			3,012

Belarus — 0.1%
Republic of Belarus International Bond
6.200%, 02/28/2030		839	829

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Belize — 0.1%
Belize Government International Bond
7.811%, 02/20/2034 (C)		$2,637	$1,566

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		2,580	2,716
3.717%, 01/25/2027		1,321	1,288

			4,004

Brazil — 8.4%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		660	682
4.750%, 05/09/2024 (A)		848	846
Brazil Letras do Tesouro Nacional (B)
0.000%, 01/01/2019	BRL	41,355	11,891
0.000%, 07/01/2019		41,504	11,555
0.000%, 01/01/2020		27,000	7,213
0.000%, 07/01/2020		27,974	7,153
Brazil Loan Trust 1
5.477%, 07/24/2023		$300	313
5.477%, 07/24/2023 (A)		1,775	1,852
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028 (A)		224	224
5.333%, 02/15/2028		4,581	4,574
5.333%, 02/15/2028		1,176	1,174
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021	BRL	72,629	22,916
10.000%, 01/01/2023		71,076	22,295
10.000%, 01/01/2025		47,810	14,876
10.000%, 01/01/2027		6,000	1,855
10.000%, 01/01/2029		11,032	3,481
Brazilian Government International Bond
4.625%, 01/13/2028		$791	775
Cosan Luxembourg
7.000%, 01/20/2027 (A)		253	269
CSN Resources
6.500%, 07/21/2020		780	756
ESAL GmbH
6.250%, 02/05/2023 (A)		104	99
Federal Republic of Brazil
8.250%, 01/20/2034		1,528	1,924
5.625%, 02/21/2047		679	658
5.000%, 01/27/2045		1,885	1,694
Gol Finance
7.000%, 01/31/2025 (A)		1,128	1,110
JBS Investments GmbH
7.750%, 10/28/2020		720	742
7.250%, 04/03/2024		750	745
Klabin Finance
5.250%, 07/16/2024		790	803

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Marfrig Holdings Europe BV
8.000%, 06/08/2023		$1,100	$1,107
Minerva Luxembourg
6.500%, 09/20/2026		1,401	1,345
6.500%, 09/20/2026 (A)		2,293	2,201
Nexa Resources
5.375%, 05/04/2027 (A)		2,891	2,960
Petrobras Global Finance
8.750%, 05/23/2026		2,189	2,573
7.375%, 01/17/2027		2,396	2,596
6.250%, 03/17/2024		2,199	2,321
5.999%, 01/27/2028 (A)		448	443
Rumo Luxembourg
7.375%, 02/09/2024 (A)		898	961
Vrio Finco 1
6.250%, 04/04/2023 (A)		270	273

			139,255

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		2,961	3,394

Chile — 0.8%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,256	1,174
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	141
6.000%, 01/01/2043		1,190,000	2,236
5.000%, 03/01/2035		155,000	259
4.500%, 02/28/2021		350,000	597
Celulosa Arauco y Constitucion
5.500%, 11/02/2047 (A)		$249	254
Cencosud
4.375%, 07/17/2027 (A)		1,819	1,758
Empresa de Transporte de Pasajeros Metro
5.000%, 01/25/2047 (A)		2,000	2,060
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,323	1,299
Empresa Nacional del Petroleo
4.500%, 09/14/2047 (A)		332	309
4.375%, 10/30/2024		200	204
3.750%, 08/05/2026		2,090	2,012
3.750%, 08/05/2026 (A)		387	372
Geopark
6.500%, 09/21/2024 (A)		492	494
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	557

			13,726

China — 1.1%
Alibaba Group Holding
4.200%, 12/06/2047		$310	297

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Charming Light Investments MTN
4.375%, 12/21/2027	$	1,600	$ 1,525
China Evergrande Group
8.750%, 06/28/2025		700	698
China Minmetals
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 05/13/2021		640	636
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		1,797	1,717
Chinalco Capital Holdings
4.250%, 04/21/2022		740	723
CNAC HK Finbridge
4.625%, 03/14/2023		294	295
3.500%, 07/19/2022		780	754
Country Garden Holdings
4.750%, 07/25/2022		1,220	1,215
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.933%, 09/13/2166		303	301
HeSteel Hong Kong
4.250%, 04/07/2020		684	677
Huarong Finance
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 12/29/2049		1,588	1,557
Huarong Finance MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/2166		1,463	1,406
Industrial & Commercial Bank of China
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.382%, 12/29/2049		1,270	1,296
Leader Goal International Ltd
4.250%, 07/19/2166		212	208
Sinopec Group Overseas Development
4.375%, 10/17/2023		1,103	1,132
4.375%, 04/10/2024 (A)		1,033	1,056
3.250%, 09/13/2027 (A)		1,388	1,301
Tsinghua Unic
5.375%, 01/31/2023		1,530	1,493

			18,287

Colombia — 5.6%
Bogota Distrito Capital
9.750%, 07/26/2028	COP	370,000	142
9.750%, 07/26/2028 (A)		7,785,000	2,994
Colombian TES
11.000%, 07/24/2020		5,128,900	2,066
10.000%, 07/24/2024		28,641,600	12,316

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 09/18/2030	COP	1,040,700	$ 406
7.500%, 08/26/2026		40,007,000	15,363
7.000%, 09/11/2019		3,623,300	1,338
7.000%, 05/04/2022		44,182,900	16,599
7.000%, 06/30/2032		8,422,500	3,044
Ecopetrol
7.375%, 09/18/2043	$	280	328
5.875%, 05/28/2045		3,890	3,836
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	325
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		3,962,000	1,466
8.375%, 11/08/2027 (A)		1,760,000	643
7.625%, 09/10/2024 (A)		3,116,000	1,125
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024		884,000	321
7.875%, 08/12/2024 (A)		1,127,000	409
Republic of Colombia
11.750%, 02/25/2020	$	322	373
9.850%, 06/28/2027	COP	1,257,000	566
9.850%, 06/28/2027		3,803,000	1,712
8.125%, 05/21/2024	$	550	672
7.750%, 04/14/2021	COP	3,331,000	1,252
7.375%, 09/18/2037	$	1,570	2,010
6.125%, 01/18/2041		3,194	3,681
6.000%, 04/28/2028	COP	18,360,000	6,336
5.000%, 06/15/2045 (D)	$	5,571	5,648
4.500%, 01/28/2026		1,636	1,691
4.375%, 07/12/2021		3,240	3,353
4.375%, 03/21/2023	COP	1,089,000	365
4.375%, 03/21/2023		1,782,000	597
3.875%, 04/25/2027	$	1,634	1,613

			92,590

Costa Rica — 1.3%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		753	778
5.875%, 04/25/2021 (A)		597	617
Costa Rica Government International Bond
7.000%, 04/04/2044		2,108	2,175
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	425
6.375%, 05/15/2043		250	221
Republic of Costa Rica
7.158%, 03/12/2045 (A)		1,237	1,289
7.158%, 03/12/2045		3,436	3,580
7.158%, 03/12/2045		5,881	6,128
7.000%, 04/04/2044 (A)		956	987
7.000%, 04/04/2044		2,387	2,463
5.625%, 04/30/2043		510	459
5.625%, 04/30/2043 (A)		130	117

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.375%, 04/30/2025	$	1,720	$ 1,617

			20,856

Croatia — 0.7%
Croatia Government International Bond
6.000%, 01/26/2024		1,528	1,687
6.000%, 01/26/2024 (A)		200	221
3.000%, 03/11/2025	EUR	4,700	6,199
3.000%, 03/20/2027		1,020	1,324
2.750%, 01/27/2030		2,169	2,682

			12,113

Czech Republic — 0.2%
Czech Republic Government Bond
0.239%, 07/17/2019	CZK	70,000	3,368

Dominican Republic — 1.4%
Dominican Republic International Bond
8.625%, 04/20/2027	$	1,332	1,572
7.500%, 05/06/2021		1,709	1,817
7.450%, 04/30/2044 (A)		1,395	1,576
7.450%, 04/30/2044		1,900	2,147
6.875%, 01/29/2026		443	491
6.875%, 01/29/2026		2,000	2,217
6.850%, 01/27/2045 (A)		2,488	2,681
6.850%, 01/27/2045		400	431
6.850%, 01/27/2045		200	215
6.600%, 01/28/2024		656	713
6.500%, 02/15/2048		4,631	4,793
5.950%, 01/25/2027		2,613	2,731
5.875%, 04/18/2024 (A)		71	75
5.500%, 01/27/2025		249	256
5.500%, 01/27/2025		690	710

			22,425

Ecuador — 1.4%
Ecuador Government International Bond
10.750%, 03/28/2022 (A)		2,618	2,864
10.500%, 03/24/2020		273	292
9.650%, 12/13/2026 (A)		2,849	3,006
9.625%, 06/02/2027		777	832
8.875%, 10/23/2027		4,850	4,936
8.750%, 06/02/2023		660	677
7.950%, 06/20/2024		4,875	4,838
7.875%, 01/23/2028 (A)		3,860	3,716
Petroamazonas EP
4.625%, 02/16/2020 (A)		380	370
4.625%, 11/06/2020 (A)		1,055	1,013

			22,544

Egypt — 1.9%
Egypt Government International Bond
14.800%, 01/30/2023	EGP	73,250	4,132
7.903%, 02/21/2048 (A)	$	950	999

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.588%, 02/21/2028 (A)	$	4,084	$ 4,146
5.577%, 02/21/2023 (A)		2,017	2,045
Egypt Government International Bond MTN
8.500%, 01/31/2047		9,055	10,092
8.500%, 01/31/2047 (A)		865	964
7.500%, 01/31/2027 (A)		249	270
7.500%, 01/31/2027		1,863	2,016
6.125%, 01/31/2022 (A)		1,194	1,235
Egypt Treasury Bills (B)
20.273%, 07/10/2018	EGP	12,000	650
17.840%, 07/24/2018		4,575	246
17.755%, 08/14/2018		53,100	2,829
16.364%, 06/19/2018		40,475	2,212

			31,836

El Salvador — 0.5%
Republic of El Salvador
8.625%, 02/28/2029	$	1,232	1,414
8.250%, 04/10/2032 (A)		126	141
7.750%, 01/24/2023		883	961
7.650%, 06/15/2035		126	133
7.650%, 06/15/2035		896	945
7.625%, 02/01/2041 (D)		1,412	1,490
7.375%, 12/01/2019		643	669
6.375%, 01/18/2027		25	25
6.375%, 01/18/2027 (A)		1,121	1,104
6.375%, 01/18/2027		393	387
5.875%, 01/30/2025		200	196
5.875%, 01/30/2025		210	206
5.875%, 01/30/2025 (A)		1,039	1,018

			8,689

Gabon — 0.2%
Gabonese Republic
6.950%, 06/16/2025 (A)		877	889
6.375%, 12/12/2024		1,315	1,305
6.375%, 12/12/2024 (A)		1,087	1,079

			3,273

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		421	454

Ghana — 0.8%
Ghana Government Bond
24.750%, 07/19/2021	GHS	3,864	1,065
24.500%, 04/22/2019		1,926	470
24.000%, 09/09/2019		963	239
16.500%, 03/22/2021		2,900	659
10.750%, 10/14/2030 (A)	$	562	734
10.750%, 10/14/2030		7,255	9,479

42	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Tullow Oil
7.000%, 03/01/2025 (A)	$	1,094	$1,094

			13,740

Guatemala — 0.0%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		390	407

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027 (A)		185	195
6.250%, 01/19/2027		326	345

			540

Hungary — 1.1%
Republic of Hungary
7.625%, 03/29/2041		4,608	6,648
5.500%, 06/24/2025	HUF	138,870	677
3.000%, 06/26/2024		1,087,410	4,611
3.000%, 10/27/2027		253,120	1,047
2.750%, 12/22/2026		162,000	662
1.750%, 10/26/2022		991,740	3,997

			17,642

India — 0.1%
Vedanta Resources
8.250%, 06/07/2021	$	820	891

Indonesia — 7.2%
Eterna Capital Pte
6.000%, 12/11/2022		499	540
Indika Energy Capital II
6.875%, 04/10/2022		45	46
Indika Energy Capital III
5.875%, 11/09/2024		236	222
5.875%, 11/09/2024		330	311
Indo Energy Finance II
6.375%, 01/24/2023		1,101	1,096
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	73,496,000	6,025
8.375%, 03/15/2034		95,294,000	7,510
8.250%, 07/15/2021		10,611,000	823
8.250%, 05/15/2036		60,334,000	4,722
7.500%, 08/15/2032		30,578,000	2,279
7.500%, 05/15/2038		112,401,000	8,262
Pertamina Persero
6.500%, 05/27/2041 (A)	$	380	430
6.000%, 05/03/2042		340	364
6.000%, 05/03/2042 (A)		935	1,000
5.250%, 05/23/2021 (A)		921	960
4.875%, 05/03/2022 (A)		220	227
Pertamina Persero MTN
6.450%, 05/30/2044		239	270
5.625%, 05/20/2043 (A)		1,434	1,471

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028	$	573	$577
Republic of Indonesia
12.800%, 06/15/2021	IDR	210,000	18
11.000%, 09/15/2025		3,200,000	290
9.000%, 03/15/2029		136,154,000	11,317
8.500%, 10/12/2035	$	1,179	1,674
8.500%, 10/12/2035		525	745
8.375%, 03/15/2024	IDR	134,617,000	10,683
8.375%, 09/15/2026		31,281,000	2,508
8.250%, 06/15/2032		17,369,000	1,377
7.750%, 01/17/2038	$	1,797	2,433
7.000%, 05/15/2022	IDR	152,359,000	11,466
7.000%, 05/15/2027		63,300,000	4,674
6.625%, 05/15/2033		39,221,000	2,778
6.625%, 02/17/2037	$	308	373
6.125%, 05/15/2028	IDR	26,020,000	1,819
5.625%, 05/15/2023		5,607,000	401
4.350%, 01/08/2027 (A)	$	240	244
4.350%, 01/11/2048 (A)		1,429	1,362
Republic of Indonesia MTN
11.625%, 03/04/2019		80	87
11.625%, 03/04/2019 (A)		975	1,055
11.625%, 03/04/2019		2,324	2,514
6.750%, 01/15/2044 (A)		183	230
5.875%, 01/15/2024		6,050	6,648
5.875%, 01/15/2024		2,876	3,160
5.375%, 10/17/2023		418	449
5.250%, 01/17/2042		2,132	2,242
5.125%, 01/15/2045 (A)		1,567	1,632
4.750%, 01/08/2026		1,044	1,090
4.125%, 01/15/2025		1,331	1,341
4.125%, 01/15/2025		1,541	1,552
3.850%, 07/18/2027 (A)		1,098	1,076
3.750%, 06/14/2028	EUR	2,145	2,985
3.375%, 04/15/2023 (A)	$	1,939	1,898

			119,256

Iraq — 0.8%
Iraq International Bond
6.752%, 03/09/2023 (A)		2,334	2,367
5.800%, 01/15/2028		11,157	10,666

			13,033

Israel — 0.0%
Israel Electric MTN
4.250%, 08/14/2028 (A)		697	683

Ivory Coast — 1.3%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	556	687
6.375%, 03/03/2028 (A)	$	5,502	5,558
6.125%, 06/15/2033 (A)		2,192	2,083

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.750%, 12/31/2032	$	2,094	$2,012
5.750%, 12/31/2032		3,413	3,279
5.750%, 12/31/2032		3,033	2,915
5.375%, 07/23/2024		657	644
5.250%, 03/22/2030	EUR	1,298	1,596
5.125%, 06/15/2025 (A)		930	1,197
5.125%, 06/15/2025		1,101	1,417

			21,388

Jamaica — 0.1%
Digicel
6.000%, 04/15/2021	$	780	732
Digicel Group
7.125%, 04/01/2022 (A)		337	263
Government of Jamaica
6.750%, 04/28/2028		200	222

			1,217

Jordan — 0.5%
Jordan Government International Bond
7.375%, 10/10/2047		2,684	2,711
7.375%, 10/10/2047 (A)		1,601	1,617
6.125%, 01/29/2026		1,102	1,108
5.750%, 01/31/2027		2,200	2,140

			7,576

Kazakhstan — 1.1%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	767
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023 (A)		349	347
4.625%, 05/24/2023		2,885	2,869
KazMunayGas National MTN
6.375%, 04/09/2021 (A)		1,660	1,787
6.375%, 04/09/2021		1,960	2,109
KazMunayGas National JSC
5.750%, 04/19/2047		263	259
5.750%, 04/19/2047 (A)		2,652	2,606
KazTransGas JSC
4.375%, 09/26/2027 (A)		1,216	1,167
Nostrum Oil & Gas Finance BV
7.000%, 02/16/2025 (A)		441	429
Republic of Kazakhstan MTN
6.500%, 07/21/2045		4,350	5,252

			17,592

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048		2,483	2,658
7.250%, 02/28/2028 (A)		2,265	2,367
6.875%, 06/24/2024		473	494
6.875%, 06/24/2024 (A)		543	567

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.875%, 06/24/2019 (A)	$	805	$826

			6,912

Lithuania — 0.1%
Lithuania Government International Bond
6.625%, 02/01/2022		1,850	2,079

Luxembourg — 0.1%
Rede D’Or Finance S.A.R.L.
4.950%, 01/17/2028		2,328	2,212

Malaysia — 3.8%
1MDB Energy
5.990%, 05/11/2022		1,000	1,058
1MDB Global Investments
4.400%, 03/09/2023		9,600	9,149
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	294
4.935%, 09/30/2043		2,200	578
4.392%, 04/15/2026		7,081	1,873
4.378%, 11/29/2019		5,218	1,372
4.254%, 05/31/2035		1,827	454
4.232%, 06/30/2031		9,200	2,349
4.181%, 07/15/2024		4,186	1,099
4.160%, 07/15/2021		20	5
4.059%, 09/30/2024		8,000	2,088
3.955%, 09/15/2025		7,520	1,944
3.892%, 03/15/2027		1,369	348
3.800%, 08/17/2023		23,695	6,121
3.795%, 09/30/2022		3,500	908
3.759%, 03/15/2019		32,541	8,462
3.659%, 10/15/2020		1,419	369
3.654%, 10/31/2019		4,500	1,170
3.620%, 11/30/2021		7,443	1,935
3.580%, 09/28/2018		10,330	2,676
3.502%, 05/31/2027		1,050	257
3.492%, 03/31/2020		26,554	6,872
3.480%, 03/15/2023		2,858	729
3.418%, 08/15/2022		4,289	1,096
Malaysia Government Investment Issue
4.070%, 09/30/2026		11,606	2,968
Malaysia Treasury Bill
3.052%, 05/25/2018 (B)		24,745	6,368

			62,542

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)	$	1,286	1,350

Mexico — 9.2%
Alfa
6.875%, 03/25/2044		1,750	1,824

44	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
America Movil
7.125%, 12/09/2024	MXN	18,110	$926
6.000%, 06/09/2019		12,420	658
Axtel
6.375%, 11/14/2024 (A)	$	480	487
Banco Inbursa Institucion de Banca Multiple
4.375%, 04/11/2027 (A)		573	553
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		536	525
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,852	1,815
Cemex
7.750%, 04/16/2026		670	740
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,988
5.750%, 02/14/2042 (A)	$	500	514
4.750%, 02/23/2027 (A)		658	660
Elementia
5.500%, 01/15/2025		670	675
Mexican Bonos
7.750%, 11/23/2034	MXN	29,588	1,655
7.750%, 11/13/2042		53,190	2,958
7.500%, 06/03/2027		212,170	11,766
6.500%, 06/09/2022		115,609	6,169
5.750%, 03/05/2026		87,650	4,360
5.000%, 12/11/2019		127,973	6,749
Mexican Bonos, Ser M
6.500%, 06/10/2021		132,097	7,088
Mexican Bonos, Ser M10
8.500%, 12/13/2018		16,689	919
Mexican Bonos, Ser M20
10.000%, 12/05/2024		589,855	37,071
8.500%, 05/31/2029		12,938	769
8.000%, 12/07/2023		11,575	657
7.750%, 05/29/2031		23,066	1,293
Mexican Bonos, Ser M30
8.500%, 11/18/2038		39,401	2,358
Mexico City Airport Trust
5.500%, 07/31/2047 (A)	$	2,551	2,328
Mexico Government International Bond
4.600%, 02/10/2048		520	494
Petroleos Mexicanos
9.500%, 09/15/2027		169	221
7.470%, 11/12/2026	MXN	133,879	6,470
7.190%, 09/12/2024		163,872	8,094
6.625%, 06/15/2035	$	4,931	5,095
6.625%, 06/15/2038		2,088	2,104
6.500%, 03/13/2027 (A)		992	1,059
6.500%, 03/13/2027		1,076	1,149

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.375%, 01/23/2045	$	807	$784
5.625%, 01/23/2046		489	436
5.350%, 02/12/2028 (A)		7,069	6,973
4.875%, 01/24/2022		1,341	1,374
4.500%, 01/23/2026		643	623
4.250%, 01/15/2025		450	435
Petroleos Mexicanos MTN
6.750%, 09/21/2047		1,102	1,115
6.750%, 09/21/2047 (A)		73	74
6.750%, 09/21/2047		3,002	3,038
6.500%, 03/13/2027 (A)		330	352
6.375%, 01/23/2045 (A)		806	783
5.625%, 01/23/2046 (A)		800	713
4.875%, 02/21/2028	EUR	3,822	5,066
4.625%, 09/21/2023 (A)	$	1,185	1,188
4.250%, 01/15/2025		2,450	2,368
United Mexican States MTN
5.750%, 10/12/2110		3,818	3,885

			151,398

Mongolia — 0.6%
Mongolia Government International Bond
5.625%, 05/01/2023		3,595	3,547
Mongolia Government International Bond MTN
10.875%, 04/06/2021 (A)		1,205	1,386
8.750%, 03/09/2024		3,150	3,538
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		350	376
9.375%, 05/19/2020 (A)		355	382

			9,229

Montenegro — 0.0%
Montenegro Government International Bond
5.750%, 03/10/2021 (A)	EUR	551	744

Morocco — 0.2%
OCP
6.875%, 04/25/2044	$	1,325	1,477
5.625%, 04/25/2024 (A)		1,900	2,005

			3,482

Netherlands — 0.1%
IHS Netherlands Holdco BV
9.500%, 10/27/2021 (A)		406	426
Marfrig Holdings Europe BV
8.000%, 06/08/2023 (A)		470	473
VTR Finance BV
6.875%, 01/15/2024		400	416

			1,315

Nigeria — 1.7%
Nigeria Government International Bond
7.875%, 02/16/2032 (A)		488	531

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.875%, 02/16/2032	$	5,382	$5,859
7.696%, 02/23/2038		301	317
7.143%, 02/23/2030 (A)		2,525	2,620
7.143%, 02/23/2030		811	841
5.625%, 06/27/2022		1,200	1,224
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		686	710
6.500%, 11/28/2027 (A)		3,570	3,617
6.500%, 11/28/2027		2,150	2,178
Nigeria OMO Bill (B)
17.450%, 06/07/2018	NGN	109,380	296
16.118%, 08/23/2018		523,379	1,375
Nigeria Treasury Bill (B)
21.326%, 04/05/2018		494,646	1,373
20.658%, 08/02/2018		1,495,300	3,963
18.902%, 04/12/2018		875,814	2,427
15.308%, 09/13/2018		350,000	913
15.213%, 08/30/2018		248,000	650

			28,894

Oman — 1.2%
Oman Government International Bond
6.750%, 01/17/2048	$	3,119	2,993
6.500%, 03/08/2047 (A)		2,100	1,985
6.500%, 03/08/2047		1,556	1,470
5.625%, 01/17/2028 (A)		555	541
5.625%, 01/17/2028		9,544	9,305
5.375%, 03/08/2027 (A)		690	673
4.750%, 06/15/2026 (A)		237	223
4.125%, 01/17/2023 (A)		555	534
3.875%, 03/08/2022		1,066	1,036
3.625%, 06/15/2021		1,326	1,292

			20,052

Pakistan — 0.1%
Pakistan Government International Bond
8.250%, 09/30/2025		1,000	1,040

Panama — 0.1%
Republic of Panama
9.375%, 04/01/2029		630	918
8.125%, 04/28/2034		478	653

			1,571

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044 (A)		221	238
6.100%, 08/11/2044		1,440	1,548
5.600%, 03/13/2048		531	540
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	204
6.750%, 12/13/2022		200	204

			2,734

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Peru — 1.5%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)	$	273	$297
Cerro del Aguila
4.125%, 08/16/2027 (A)		723	689
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,261
Peru Enhanced Pass-Through Finance (B)
4.112%, 05/31/2018	$	13	13
3.936%, 05/31/2018 (A)		36	36
Peru LNG Srl
5.375%, 03/22/2030 (A)		754	756
Petroleos del Peru
5.625%, 06/19/2047 (A)		366	365
4.750%, 06/19/2032 (A)		613	598
Republic of Peru
8.200%, 08/12/2026	PEN	16,008	6,182
6.950%, 08/12/2031		1,675	611
6.950%, 08/12/2031		4,795	1,749
6.900%, 08/12/2037		2,094	747
6.900%, 08/12/2037		4,723	1,685
6.850%, 02/12/2042		613	215
6.350%, 08/12/2028		1,570	546
6.350%, 08/12/2028		2,407	836
6.350%, 08/12/2028 (A)		1,465	509
6.150%, 08/12/2032 (A)		12,024	4,094
5.700%, 08/12/2024 (A)		5,999	2,023
5.700%, 08/12/2024		285	96
3.750%, 03/01/2030	EUR	1,463	2,146

			25,454

Philippines — 0.1%
Republic of Philippines
3.900%, 11/26/2022	PHP	45,000	842

Poland — 3.3%
Republic of Poland Government Bond
4.000%, 10/25/2023	PLN	1,875	589
3.250%, 07/25/2025		21,204	6,338
2.750%, 08/25/2023		6,622	2,156
2.750%, 04/25/2028		1,772	497
2.500%, 01/25/2023		9,284	2,729
2.500%, 07/25/2026		39,516	11,104
2.500%, 07/25/2027		41,232	11,452
2.250%, 04/25/2022		7,430	2,180
1.789%, 10/25/2018 (B)		2,161	626
1.750%, 07/25/2021		19,610	5,705
1.741%, 04/25/2019 (B)		962	277
1.545%, 07/25/2020 (B)		2,709	763

46	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Poland Government Bond, Ser 0922
5.750%, 09/23/2022	PLN	29,152	$9,777

			54,193

Qatar — 0.0%
Ooredoo International Finance MTN
3.750%, 06/22/2026	$	750	721

Romania — 0.4%
Romanian Government International Bond
5.800%, 07/26/2027	RON	14,080	4,065
Romanian Government International Bond MTN
3.875%, 10/29/2035	EUR	1,430	1,892
2.500%, 02/08/2030		935	1,140

			7,097

Russia — 6.4%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)	$	1,116	1,139
Gazprom OAO Via Gaz Capital
4.250%, 04/06/2024	GBP	1,660	2,414
GTH Finance BV
6.250%, 04/26/2020	$	580	601
GTLK Europe DAC
5.950%, 07/19/2021		470	482
Petropavlovsk
8.125%, 11/14/2022 (A)		730	702
Ritekro (E)
16.207%, 11/07/2022 (B)		914	543
Rusal Capital DAC
5.125%, 02/02/2022		860	848
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	665,794	12,563
7.750%, 09/16/2026		847,871	15,586
7.700%, 03/23/2033		1,154,082	20,954
7.600%, 07/20/2022		152,998	2,780
7.050%, 01/19/2028		723,700	12,681
7.000%, 01/25/2023		31,303	558
7.000%, 08/16/2023		300,364	5,346
6.800%, 12/11/2019		98,998	1,738
6.700%, 05/15/2019		361,124	6,317
6.500%, 11/24/2021 (C)		22,770	396
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	$	2,200	2,363
5.250%, 06/23/2047		3,800	3,796
5.000%, 04/29/2020		5,600	5,781
4.875%, 09/16/2023		1,400	1,473
Russian Railways Via RZD Capital
7.487%, 03/25/2031	GBP	1,300	2,309

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024 (A)	$	2,292	$2,309
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		729	741
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,390
6.800%, 11/22/2025 (A)		150	168
6.800%, 11/22/2025		580	650

			106,628

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		539	528
6.250%, 05/23/2033 (A)		910	896
4.750%, 03/13/2028	EUR	248	305

			1,729

Serbia — 0.6%
Republic of Serbia
7.250%, 09/28/2021 (A)	$	200	222
7.250%, 09/28/2021		8,125	9,035
4.875%, 02/25/2020		200	205

			9,462

South Africa — 7.2%
Eskom Holdings SOC
7.125%, 02/11/2025 (A)		951	971
7.125%, 02/11/2025		1,750	1,786
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,200	2,394
Republic of South Africa
10.500%, 12/21/2026		307,836	30,033
9.000%, 01/31/2040		142,236	12,137
8.875%, 02/28/2035		105,220	9,005
8.750%, 01/31/2044		47,197	3,916
8.750%, 02/28/2048		162,474	13,556
8.500%, 01/31/2037		102,252	8,394
8.250%, 03/31/2032		59,721	4,947
8.000%, 01/31/2030		80,170	6,582
7.250%, 01/15/2020		20,500	1,743
7.000%, 02/28/2031		114,021	8,544
6.500%, 02/28/2041		39,901	2,601
6.250%, 03/31/2036		91,976	6,039
5.875%, 09/16/2025 (D)	$	1,413	1,505
5.650%, 09/27/2047		3,156	3,117
4.875%, 04/14/2026		334	333
Stillwater Mining
7.125%, 06/27/2025 (A)		636	641
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	13,360	1,123

			119,367

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
South Korea — 0.1%
Korea Housing Finance
3.000%, 10/31/2022 (A)	$	908	$889

Sri Lanka — 0.6%
Republic of Sri Lanka
6.825%, 07/18/2026 (A)		909	935
6.250%, 07/27/2021		853	884
5.875%, 07/25/2022 (A)		1,755	1,781
Sri Lanka Government Bonds
11.750%, 06/15/2027	LKR	236,000	1,599
11.500%, 12/15/2021		242,000	1,627
11.500%, 08/01/2026		6,000	40
Sri Lanka Government International Bond
6.850%, 11/03/2025	$	1,469	1,520
6.825%, 07/18/2026		500	514
5.875%, 07/25/2022		989	1,004

			9,904

Supra-National — 0.6%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		865	861
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	796
7.200%, 07/09/2019	IDR	31,560,000	2,325
Inter-American Development Bank MTN
7.875%, 03/14/2023		50,880,000	3,990
7.350%, 09/12/2018		20,140,000	1,472

			9,444

Thailand — 1.4%
Bank of Thailand Bill (B)
1.266%, 12/06/2018	THB	61,000	1,934
1.194%, 08/30/2018		94,000	2,991
1.084%, 04/05/2018		30,000	959
1.059%, 06/14/2018		100,000	3,191
PTTEP Treasury Center
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.177%, 12/18/2166 (A)	$	652	655
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	122
4.875%, 06/22/2029		22,000	851
3.875%, 06/13/2019		68,000	2,242
3.650%, 06/20/2031		67,500	2,328
3.625%, 06/16/2023		55,000	1,908
3.400%, 06/17/2036		58,500	1,923
2.550%, 06/26/2020		40,000	1,310
2.000%, 12/17/2022		40,000	1,289
1.875%, 06/17/2022		57,000	1,834

			23,537

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Tunisia — 0.1%
Banque Centrale de Tunisie
5.625%, 02/17/2024	EUR	1,850	$2,325

Turkey — 6.7%

Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)	$	200	203
5.375%, 10/24/2023 (A)		1,033	1,017
5.000%, 09/23/2021 (A)		538	533
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	900
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023		1,221	1,230
Republic of Turkey
7.375%, 02/05/2025		5,525	6,123
6.875%, 03/17/2036		4,570	4,750
6.750%, 04/03/2018		1,374	1,374
6.750%, 05/30/2040		1,480	1,511
6.625%, 02/17/2045		848	839
6.000%, 03/25/2027		5,151	5,216
5.750%, 03/22/2024		333	341
5.125%, 03/25/2022		573	584
4.875%, 10/09/2026		310	292
4.875%, 04/16/2043		2,030	1,639
4.250%, 04/14/2026		1,521	1,385
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		940	938
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,063	1,041
5.125%, 09/29/2023 (A)		655	632
4.750%, 04/29/2021 (A)		561	551
Turk Telekomunikasyon
4.875%, 06/19/2024		1,750	1,708
Turkey Government Bond
12.200%, 01/18/2023	TRY	47,537	11,628
11.000%, 03/02/2022		15,840	3,711
11.000%, 02/24/2027		20,169	4,689
10.700%, 02/17/2021		9,044	2,123
10.600%, 02/11/2026		13,409	3,065
10.500%, 08/11/2027		60,016	13,658
10.400%, 03/20/2024		2,250	515
9.500%, 01/12/2022		8,610	1,926
9.400%, 07/08/2020		22,531	5,221
9.200%, 09/22/2021		9,387	2,090
9.000%, 07/24/2024		9,803	2,106
8.500%, 09/14/2022		8,234	1,762
8.300%, 06/20/2018		2,011	502
7.400%, 02/05/2020		10,971	2,494
7.100%, 03/08/2023		6,560	1,310
7.000%, 06/05/2020	$	2,190	2,320
3.000%, 08/02/2023	TRY	7,943	2,029

48	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Turkey Government International Bond
11.875%, 01/15/2030	$1,600	$2,383
7.000%, 03/11/2019	784	810
5.750%, 05/11/2047	4,494	3,993
5.125%, 02/17/2028	6,134	5,792
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+4.220%, 05/24/2027 (A)	1,808	1,758
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.117%, 06/29/2028 (A)	270	265
Turkiye Is Bankasi MTN
6.125%, 04/25/2024	2,080	2,022
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)	429	413

		111,392

Ukraine — 3.3%
Ukraine Government International Bond
7.750%, 09/01/2020 (A)	1,397	1,463
7.750%, 09/01/2021 (A)	4,220	4,418
7.750%, 09/01/2022 (A)	730	761
7.750%, 09/01/2023 (A)	287	297
7.750%, 09/01/2024 (A)	730	752
7.750%, 09/01/2024	2,633	2,711
7.750%, 09/01/2025 (D)	1,567	1,604
7.750%, 09/01/2025 (A)	5,516	5,648
7.750%, 09/01/2026 (A)	5,860	5,995
7.750%, 09/01/2026	5,151	5,269
7.750%, 09/01/2027 (A)	5,333	5,451
7.750%, 09/01/2027	1,910	1,952
7.375%, 09/25/2032 (A)	9,816	9,463
0.000%, 05/31/2040 (F)	106	74
0.000%, 05/31/2040 (A)(F)	8,845	6,159
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)	1,711	1,804

		53,821

United Arab Emirates — 0.2%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)	1,248	1,213
3.650%, 11/02/2029 (A)	1,247	1,190
MAF Global Securities
5.500%, VAR USD Swap Semi 30/360 5 Year Curr+3.476%, 12/29/2049	870	865

		3,268

United Kingdom — 0.0%
MARB BondCo
6.875%, 01/19/2025 (A)	269	246
Vedanta Resources
6.125%, 08/09/2024 (A)	488	477

		723

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Uruguay — 0.8%
Republic of Uruguay
9.875%, 06/20/2022 (A)	UYU	31,830	$1,140
8.500%, 03/15/2028 (A)		168,327	5,471
5.100%, 06/18/2050		$1,264	1,296
4.375%, 12/15/2028	UYU	27,172	1,032
4.125%, 11/20/2045		$346	323
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	8,520	305
4.375%, 10/27/2027		$2,738	2,818
Uruguay Monetary Regulation Bill (B)
10.132%, 02/08/2019	UYU	17,100	556
9.591%, 09/21/2018		10,054	340

			13,281

Venezuela — 0.7%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		$1,000	312
6.000%, 05/16/2024 (G)		8,092	2,205
6.000%, 05/16/2024 (G)		7,785	2,122
6.000%, 11/15/2026 (D)(G)		10,066	2,705
5.500%, 04/12/2037 (G)		740	213
5.375%, 04/12/2027 (G)		4,364	1,195
Republic of Venezuela
9.250%, 09/15/2027		2,300	740
8.250%, 10/13/2024 (G)		1,404	415
7.750%, 10/13/2019 (G)		6,270	1,865

			11,772

Zambia — 0.2%
Republic of Zambia
8.970%, 07/30/2027		1,080	1,138
8.500%, 04/14/2024 (A)		869	908
5.375%, 09/20/2022 (A)		105	100
5.375%, 09/20/2022		642	610

			2,756

Total Global Bonds (Cost $1,550,366) ($ Thousands)			1,578,279

	Shares

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
1.750% **†(H)		5,333,870	5,333

Total Affiliated Partnership (Cost $5,334) ($ Thousands)			5,333

Total Investments in Securities— 95.7% (Cost $1,555,700) ($ Thousands)			$1,583,612

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Bund	(19)	Jun-2018	$(3,697)	$(3,725)	$(60)
Euro-Bund	(176)	Jun-2018	(34,067)	(34,509)	(499)
Euro-Buxl 30 Year Bond	(35)	Jun-2018	(6,946)	(7,119)	(188)
JSE Bond Future R209	(310)	May-2018	(2,061)	(2,046)	3
Long Gilt 10-Year Bond	(21)	Jun-2018	(3,548)	(3,618)	(56)
U.S. 5-Year Treasury Note	(279)	Jun-2018	(31,798)	(31,935)	(137)
U.S. 5-Year Treasury Note	8	Jun-2018	912	916	5
U.S. 10-Year Treasury Note	194	Jun-2018	23,253	23,501	248
U.S. Ultra Long Treasury Bond	(24)	Jun-2018	(3,701)	(3,851)	(149)

			$(61,653)	$(62,386)	$(833)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/03/18	ARS	18,021	USD	888	$(7)
Citigroup	04/05/18 - 06/14/18	EUR	9,014	PLN	37,939	(46)
Citigroup	04/06/18 - 06/20/18	ZAR	88,579	USD	7,606	139
Citigroup	06/20/18	ZAR	294,198	USD	24,420	(154)
Citigroup	04/09/18 - 05/07/18	EUR	3,226	CZK	82,226	16
Citigroup	04/09/18 - 05/07/18	EUR	10,932	CZK	276,093	(68)
Citigroup	04/12/18 - 04/16/18	USD	6,388	MXP	119,676	159
Citigroup	04/03/19	USD	1,741	MXP	33,537	(2)
Citigroup	04/12/18 - 06/20/18	MXP	464,430	USD	24,602	(628)
Citigroup	04/13/18	USD	1,025	RON	3,850	(9)
Citigroup	04/13/18 - 06/20/18	USD	14,528	PLN	49,085	(187)
Citigroup	04/13/18	PLN	17,141	USD	5,020	15
Citigroup	04/16/18	USD	1,698	PEI	5,557	25
Citigroup	04/16/18	USD	3,224	RUB	187,673	36
Citigroup	04/18/18 - 06/20/18	USD	9,006	EGP	176,125	900
Citigroup	06/20/18	USD	5,220	CLP	3,151,090	6
Citigroup	04/19/18 - 06/20/18	USD	18,352	CLP	11,047,738	(33)
Citigroup	04/20/18 - 06/20/18	USD	15,444	CZK	317,467	(11)
Citigroup	04/23/18 - 06/20/18	EUR	7,990	USD	9,928	74
Citigroup	04/24/18	USD	3,239	BRL	10,683	(30)
Citigroup	06/20/18	USD	8,016	IDR	111,738,205	74
Citigroup	04/30/18	USD	927	IDR	12,443,827	(22)
Citigroup	05/02/18	EUR	3,908	HUF	1,228,771	36
Citigroup	05/09/18	EUR	2,801	HUF	873,686	(2)
Citigroup	05/02/18 - 03/07/19	EUR	11,985	RON	57,201	69
Citigroup	05/02/18 - 05/07/18	RON	39,983	EUR	8,553	(19)
Citigroup	05/02/18	CLP	163,724	USD	275	4
Citigroup	05/08/18	RUB	306,251	USD	5,357	51
Citigroup	05/29/18	RUB	357,452	USD	6,161	(17)
Citigroup	05/09/18	IDR	91,227,339	USD	6,592	(37)
Citigroup	05/10/18	USD	3,104	COP	8,900,000	82
Citigroup	06/20/18	USD	14,307	THB	447,112	35
Citigroup	05/11/18	USD	10,075	THB	313,477	(33)
Citigroup	06/04/18	BRL	12,010	USD	3,659	64

50	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/18/18	USD	3,499	TRY	14,244	$16
Citigroup	06/20/18 - 09/19/18	USD	15,929	TRY	60,813	(1,176)
Citigroup	06/18/18 - 06/20/18	TRY	114,044	USD	28,822	685
Citigroup	06/20/18	SGD	8,380	USD	6,404	—
Citigroup	06/20/18	USD	11,518	KRW	12,294,190	70
Citigroup	06/20/18	USD	11,665	ILS	39,900	(242)
Citigroup	06/20/18	PLN	18,020	EUR	4,248	(16)
Citigroup	06/20/18	TWD	27,414	USD	943	(6)
Citigroup	06/20/18	RON	52,987	USD	14,009	6
Citigroup	06/20/18	PEI	72,734	USD	22,243	(273)
Citigroup	06/20/18	PHP	198,134	USD	3,761	(1)
Citigroup	06/20/18	COP	22,176,130	USD	7,708	(216)
Citigroup	09/27/18	CZK	75,516	EUR	2,942	(30)
Goldman Sachs	04/05/18	USD	3,786	EUR	3,070	(10)
Goldman Sachs	04/09/18 - 06/20/18	USD	8,527	IDR	117,951,390	33
Goldman Sachs	04/09/18 - 06/04/18	BRL	46,889	USD	14,359	300
Goldman Sachs	06/04/18	BRL	11,870	USD	3,533	(19)
Goldman Sachs	04/09/18 - 04/20/18	KRW	5,428,119	USD	5,086	(12)
Goldman Sachs	04/30/18	IDR	40,028,813	USD	2,982	72
Goldman Sachs	04/09/18	IDR	21,963,031	USD	1,590	(5)
Goldman Sachs	06/01/18	USD	507	BRL	1,693	—
Goldman Sachs	04/16/18 - 06/04/18	USD	5,187	BRL	16,929	(113)
Goldman Sachs	04/16/18 - 06/20/18	USD	10,453	COP	29,637,051	141
Goldman Sachs	04/16/18 - 06/13/18	RUB	577,039	USD	10,063	84
Goldman Sachs	05/29/18 - 06/13/18	RUB	406,842	USD	6,995	(30)
Goldman Sachs	04/16/18	COP	1,397,342	USD	495	(6)
Goldman Sachs	04/19/18	THB	108,300	USD	3,452	(14)
Goldman Sachs	04/20/18	USD	3,440	JPY	364,044	(13)
Goldman Sachs	04/23/18	USD	3,461	CAD	4,484	18
Goldman Sachs	04/23/18	PHP	176,091	USD	3,345	(20)
Goldman Sachs	05/02/18	CLP	2,035,507	USD	3,385	10
Goldman Sachs	05/03/18	EUR	2,797	USD	3,453	6
Goldman Sachs	05/07/18	USD	601	MXP	11,251	13
Goldman Sachs	06/20/18	USD	4,781	MXP	88,330	—
Goldman Sachs	05/22/18	USD	3,480	ILS	12,124	(15)
Goldman Sachs	06/05/18	USD	3,248	SGD	4,300	38
Goldman Sachs	06/13/18	USD	238	RUB	13,807	—
Goldman Sachs	06/20/18	USD	10,288	RUB	591,580	(87)
Goldman Sachs	06/18/18	TRY	7,520	USD	1,872	16
Goldman Sachs	06/18/18	USD	3,500	TRY	14,244	15
Goldman Sachs	09/19/18	USD	11,365	TRY	42,911	(1,070)
Goldman Sachs	06/20/18	USD	2,416	CZK	54,000	213
Goldman Sachs	06/20/18	GBP	3,250	USD	4,510	(64)
Goldman Sachs	06/20/18	USD	6,206	HUF	1,582,220	63
Goldman Sachs	06/20/18	USD	6,427	ZAR	76,700	(21)
Goldman Sachs	06/20/18	USD	6,872	CNY	43,800	67
Goldman Sachs	06/20/18 - 01/16/19	USD	7,224	EGP	133,901	86
Goldman Sachs	06/20/18 - 12/20/18	EUR	15,263	CZK	406,065	878
Goldman Sachs	06/20/18	INR	19,005	USD	289	(1)
Goldman Sachs	06/20/18	TWD	50,140	USD	1,728	(8)
Goldman Sachs	06/20/18	ZAR	80,960	USD	6,852	89

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/20/18	CZK	152,011	EUR	5,834	$(184)
JPMorgan Chase Bank	05/29/18	USD	6,888	CLP	4,188,217	58
JPMorgan Chase Bank	04/02/18 - 05/02/18	USD	8,910	CLP	5,367,977	(14)
JPMorgan Chase Bank	05/02/18	CLP	56,985	USD	96	1
JPMorgan Chase Bank	04/02/18	CLP	4,127,430	USD	6,789	(50)
JPMorgan Chase Bank	04/03/18 - 04/16/18	USD	3,551	ARS	71,942	11
JPMorgan Chase Bank	04/24/18	USD	3,221	ARS	64,375	(58)
JPMorgan Chase Bank	04/03/18 - 06/04/18	BRL	75,503	USD	23,117	448
JPMorgan Chase Bank	05/03/18	BRL	44,383	USD	13,319	(6)
JPMorgan Chase Bank	04/03/18 - 05/31/18	ARS	131,598	USD	6,409	(74)
JPMorgan Chase Bank	04/04/18	USD	2,272	EUR	1,858	13
JPMorgan Chase Bank	04/04/18 - 04/23/18	USD	17,160	EUR	13,846	(122)
JPMorgan Chase Bank	04/05/18	PLN	1,652	EUR	394	2
JPMorgan Chase Bank	06/14/18	PLN	1,587	EUR	375	—
JPMorgan Chase Bank	04/05/18 - 07/05/18	EUR	8,215	PLN	34,458	(60)
JPMorgan Chase Bank	04/05/18 - 05/03/18	EUR	22,943	USD	28,604	338
JPMorgan Chase Bank	04/05/18 - 04/09/18	EUR	36,255	USD	44,365	(235)
JPMorgan Chase Bank	04/06/18	ZAR	15,784	USD	1,359	27
JPMorgan Chase Bank	05/16/18	ZAR	6,992	USD	587	—
JPMorgan Chase Bank	04/09/18	EUR	282	CZK	7,167	1
JPMorgan Chase Bank	04/09/18	EUR	137	CZK	3,459	(1)
JPMorgan Chase Bank	04/09/18 - 04/20/18	USD	1,720	KRW	1,864,888	33
JPMorgan Chase Bank	04/30/18	USD	515	IDR	7,123,200	3
JPMorgan Chase Bank	04/09/18	USD	1,603	IDR	21,963,031	(8)
JPMorgan Chase Bank	04/09/18 - 05/07/18	USD	12,588	BRL	41,119	(223)
JPMorgan Chase Bank	04/13/18	USD	2,646	RON	9,942	(22)
JPMorgan Chase Bank	04/13/18 - 06/20/18	USD	23,686	PLN	80,594	(123)
JPMorgan Chase Bank	04/16/18	RON	2,207	EUR	473	—
JPMorgan Chase Bank	04/16/18	EUR	4,674	RON	21,844	12
JPMorgan Chase Bank	04/16/18	MXP	31,029	USD	1,579	(117)
JPMorgan Chase Bank	04/17/18	USD	6,859	TRY	26,796	(122)
JPMorgan Chase Bank	04/17/18	TRY	24,027	USD	6,084	43
JPMorgan Chase Bank	04/19/18 - 05/07/18	USD	4,330	THB	136,175	32
JPMorgan Chase Bank	04/19/18 - 06/13/18	USD	647	THB	20,178	(1)
JPMorgan Chase Bank	04/19/18	USD	5,148	CLP	3,100,400	(8)
JPMorgan Chase Bank	12/19/18	USD	2,284	CZK	53,938	382
JPMorgan Chase Bank	04/20/18	USD	9,236	CZK	190,263	(8)
JPMorgan Chase Bank	04/20/18	CZK	106,988	USD	5,234	45
JPMorgan Chase Bank	04/25/18	USD	2,114	ARS	43,859	40
JPMorgan Chase Bank	04/30/18	IDR	7,954,598	USD	578	—
JPMorgan Chase Bank	05/02/18 - 06/08/18	EUR	3,065	HUF	959,448	12
JPMorgan Chase Bank	05/07/18	PEI	439	USD	134	(2)
JPMorgan Chase Bank	05/07/18	USD	1,689	PEI	5,510	18
JPMorgan Chase Bank	05/07/18	USD	1,800	MXP	33,908	49
JPMorgan Chase Bank	05/07/18	THB	2,009	USD	64	(1)
JPMorgan Chase Bank	05/09/18	IDR	64,843,732	USD	4,689	(23)
JPMorgan Chase Bank	06/20/18	USD	3,595	THB	112,094	1
JPMorgan Chase Bank	05/11/18	USD	273	THB	8,497	(1)
JPMorgan Chase Bank	05/14/18	USD	6,532	CZK	133,477	(47)
JPMorgan Chase Bank	05/29/18	USD	4,501	RUB	268,484	139
JPMorgan Chase Bank	05/29/18	USD	8,276	RUB	476,659	(37)
JPMorgan Chase Bank	05/29/18	RUB	561,292	USD	9,787	86

52	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/07/18	COP	5,891,859	USD	2,058	$(48)
JPMorgan Chase Bank	06/18/18	USD	1,099	TRY	4,457	1
JPMorgan Chase Bank	06/20/18	USD	1,109	EGP	19,949	6
JPMorgan Chase Bank	06/20/18	TWD	29,023	USD	998	(7)
JPMorgan Chase Bank	07/31/18 - 08/06/18	USD	1,728	KZT	564,909	19
JPMorgan Chase Bank	09/27/18	CZK	26,087	EUR	978	(58)
JPMorgan Chase Bank	12/19/18	EUR	7,585	CZK	200,890	400
Standard Bank	04/04/18 - 04/05/18	EUR	28,857	USD	35,651	159
Standard Bank	04/04/18	USD	19,794	EUR	16,135	52
Standard Bank	04/05/18 - 05/03/18	USD	32,646	EUR	26,364	(158)
Standard Bank	04/06/18	ARS	13,799	USD	683	(2)
Standard Bank	04/09/18	USD	3,258	KRW	3,520,603	47
Standard Bank	04/30/18	USD	770	IDR	10,657,731	4
Standard Bank	04/30/18	USD	499	IDR	6,814,050	(4)
Standard Bank	05/07/18	USD	968	PEI	3,158	11
Standard Bank	05/07/18	USD	8,097	MXP	154,561	327
Standard Bank	05/07/18 - 06/20/18	USD	11,840	THB	370,651	43
Standard Bank	05/08/18 - 06/20/18	PHP	548,613	USD	10,449	16
Standard Bank	05/16/18	ZAR	15,178	USD	1,279	5
Standard Bank	05/29/18	USD	930	RUB	53,963	2
Standard Bank	05/29/18	RUB	10,561	USD	186	3
Standard Bank	05/29/18	RUB	40,757	USD	704	–
Standard Bank	06/01/18	USD	2,868	BRL	9,391	(57)
Standard Bank	06/05/18	MYR	13,300	USD	3,389	(52)
Standard Bank	06/08/18	EUR	2,799	HUF	876,404	10
Standard Bank	06/18/18	TRY	2,021	USD	497	(2)
Standard Bank	06/20/18	USD	6,103	MYR	23,920	85
Standard Bank	06/20/18	SGD	6,781	USD	5,188	6
Standard Bank	06/20/18	TWD	94,512	USD	3,257	(15)
Standard Bank	06/20/18	INR	699,775	USD	10,621	(34)
Standard Bank	06/20/18	HUF	1,628,628	USD	6,472	19
Standard Bank	06/27/18	USD	3,683	SGD	4,834	12
Standard Bank	09/19/18	USD	2,888	TRY	10,912	(270)

						$698

A list of the open OTC swap agreements held by the Fund at March 31, 2018, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.845%	6-Month HUF - BUBOR	Semi-Annual	10/10/2019	HUF	$3,000,000	$(123)	$–	$(168)
Goldman Sachs	3-Month KRW - KWCDC	2.15%	Quarterly	11/09/2019	KRW	35,250,000	25	–	25
Standard Chartered	3-Month KRW - KWCDC	2.14%	Quarterly	11/09/2019	KRW	35,250,000	21	–	21
Goldman Sachs	1-Day BRL - CETIP	8.22%	Annual	01/02/2020	BRL	4,194	61	–	61
JPMorgan Chase	1-Day BRL - CETIP	11.46%	Annual	01/02/2020	BRL	3,649	92	–	92
JPMorgan Chase	1-Day BRL - CETIP	12.130%	Annual	01/02/2020	BRL	3,480	98	–	98
JPMorgan Chase	1-Day BRL - CETIP	12.130%	Annual	01/02/2020	BRL	5,738	160	–	160
Goldman Sachs	0.52%	3-Month HUF - BUBOR	Annual	01/18/2020	HUF	9,000,000	60	–	60
JPMorgan Chase	0.5375%	6-Month CZK - PRIBOR	Semi-Annual	02/16/2020	CZK	250,000	166	–	166
Goldman Sachs	3-Month Moscow Prime Offered Rate - RUB	6.78%	Annual	02/22/2020	RUB	1,080,956	20	–	20

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	0.585%	6-Month CZK - PRIBOR	Semi-Annual	03/13/2020	CZK	$25,000	$16	$–	$16
Goldman Sachs	3-Month Moscow Prime Offered Rate - RUB	6.53%	Annual	03/27/2020	RUB	1,400,000	(28)	–	(28)
JPMorgan Chase	0.6925%	6-Month HUF - BUBOR	Semi-Annual	04/20/2020	HUF	1,750,000	(59)	–	(96)
Goldman Sachs	1-Day BRL - CETIP	12.725%	Annual	01/04/2021	BRL	10,608	567	–	567
Goldman Sachs	1-Day BRL - CETIP	10.89%	Annual	01/04/2021	BRL	170	3	–	3
Goldman Sachs	1-Day BRL - CETIP	10.04%	Annual	01/04/2021	BRL	3,557	62	–	62
Goldman Sachs	1-Day BRL - CETIP	9.09%	Annual	01/04/2021	BRL	3,401	31	–	31
JPMorgan Chase	1-Day BRL - CETIP	9.11% BRL	Annual	01/04/2021	BRL	3,303	19	–	19
JPMorgan Chase	1-Day BRL - CETIP	9.61%	Annual	01/04/2021	BRL	4,626	63	–	63
JPMorgan Chase	1-Day BRL - CETIP	9.275%	Annual	01/04/2021	BRL	5,815	63	–	63
JPMorgan Chase	1-Day BRL - CETIP	8.87%	Annual	01/04/2021	BRL	8,089	60	–	60
JPMorgan Chase	1-Day BRL - CETIP	9.18%	Annual	01/04/2021	BRL	3,419	34	–	33
JPMorgan Chase	1-Day BRL - CETIP	8.655%	Annual	01/04/2021	BRL	3,575	33	–	33
Goldman Sachs	28-Day MXN - TIIE	5.37%	Monthly	03/17/2021	MXN	46,500	(142)	–	(147)
JPMorgan Chase	1.3775%	6-Month HUF - BUBOR	Semi-Annual	06/17/2021	HUF	654,998	(68)	–	(94)
JPMorgan Chase	6-Month PZL - WIBOR	2.42%	Annual	12/12/2021	PLN	3,300	8	–	10
Citibank	6-Month PZL - WIBOR	2.431%	Annual	12/14/2021	PLN	11,000	28	–	35
Goldman Sachs	6-Month HUF - BUBOR	1.265%	Semi-Annual	01/10/2022	HUF	1,537,322	(128)	–	(142)
Goldman Sachs	0.8725%	6-Month CZK - PRIBOR	Semi-Annual	03/09/2022	CZK	25,000	33	–	32
JPMorgan Chase	1-Day - CLP - Sinacofi Chile Interbank Rate Avg	3.430%	Semi-Annual	05/10/2022	CLP	420,527	2	–	2
JPMorgan Chase	0.955%	6-Month CZK - PRIBOR	Semi-Annual	05/17/2022	CZK	28,773	35	–	25
JPMorgan Chase	1-Day - CLP - Sinacofi Chile Interbank Rate Avg	3.410%	Semi-Annual	07/11/2022	CLP	900,000	1	–	1
Goldman Sachs	1-Day COP - Columbia IBR Overnight Interbank	5.443%	Quarterly	09/07/2022	COP	2,205,023	10	–	–
Citibank	1.165%	6-Month CZK - PRIBOR	Semi-Annual	09/08/2022	CZK	43,406	40	–	27
Goldman Sachs	28-Day MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	(238)	–	(243)
JPMorgan Chase	1-Day COP - Columbia IBR Overnight Interbank	5.30%	Quarterly	09/19/2022	COP	9,500,000	22	–	(20)
Goldman Sachs	6-Month HUF - BUBOR	0.8385%	Annual	09/21/2022	HUF	1,390,000	(9)	–	15
JPMorgan Chase	1-Day COP - Columbia IBR Overnight Interbank	5.38%	Quarterly	09/25/2022	COP	5,391,885	19	–	19
JPMorgan Chase	1-Day - CLP - Sinacofi Chile Interbank Rate Avg	3.43%	Semi-Annual	10/25/2022	CLP	1,562,364	5	–	5
Standard Chartered	3.985%	China 7-Day Repo Rate - CNY	Quarterly	11/08/2022	CNY	23,000	(56)	–	(60)
Goldman Sachs	2.16%	3-Month KRW -KWCDC	Quarterly	11/09/2022	KRW	7,250,000	11	–	4
Standard Chartered	2.14%	3-Month KRW - KWCDC	Quarterly	11/09/2022	KRW	7,250,000	17	–	10
Goldman Sachs	1-Day BRL - CETIP	11.985%	Annual	01/02/2023	BRL	3,000	169	–	169
JPMorgan Chase	1-Day BRL - CETIP	10.04%	Annual	01/03/2023	BRL	5,012	187	–	187
Goldman Sachs	28-Day MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(82)	–	(83)
Goldman Sachs	28-Day MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(73)	–	(73)
Goldman Sachs	28-Day MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(220)	–	(222)
JPMorgan Chase	28-Day MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(199)	–	(201)
Goldman Sachs	28-Day MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(111)	–	(111)
Goldman Sachs	1-Day - CLP - Sinacofi Chile Interbank Rate Avg	3.45%	Semi-Annual	06/02/2027	CLP	937,139	2	–	2
Goldman Sachs	1.18%	6-Month CZK - PRIBOR	Semi-Annual	06/30/2027	CZK	65,000	172	–	147

							$881	$–	$655

54	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-Day MXN - TIIE	7.815%	Monthly	02/20/2025	MXN	$ 25,000	$ 24	$ –	$ 24
28-Day MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	3	–	3
28-Day MXN - TIIE	7.35%	Monthly	10/25/2024	MXN	22,000	(8)	–	(8)
1.73%	6-Month CZK - PRIBOR	Semi-Annual	03/26/2023	CZK	19,260	(5)	–	(5)
28-Day MXN - TIIE	7.605%	Monthly	03/07/2024	MXN	53,000	24	–	24
28-Day MXN - TIIE	7.915%	Monthly	01/22/2027	MXN	41,115	46	–	46
1.70%	6-Month HUF - BUBOR	Semi-Annual	01/22/2028	HUF	455,025	47	–	47
1.94%	6-Month CZK - PRIBOR	Semi-Annual	02/26/2028	CZK	14,000	(9)	–	(10)
3.01%	6-Month PLN - WIBOR	Semi-Annual	10/26/2027	PLN	15,000	(67)	–	(67)
28-Day MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	(3)	–	(3)
2.76%	6-Month PZL - WIBOR	Semi-Annual	07/03/2027	PLN	1,700	2	–	2
1-Day BRL - CETIP	8.98%	Annual	01/04/2021	BRL	13,259	108	–	108
1-Day BRL - CETIP	9.18%	Annual	01/04/2021	BRL	7,647	42	–	42
1-Day BRL - CETIP	9.15%	Annual	01/04/2021	BRL	5,523	44	–	44
0.5275%	3-Month HUF - BUBOR	Annual	02/05/2020	HUF	1,000,000	7	–	7
3-Month PLN - WIBOR	2.024%	Annual	03/12/2020	PLN	120,000	34	–	34
1-Day BRL - CETIP	8.22%	Annual	01/04/2021	BRL	4,247	9	–	9
28-Day MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	130,137	(181)	–	(181)
1.94%	6-Month CZK - PRIBOR	Semi-Annual	03/13/2023	CZK	150,000	(13)	–	(13)
28-Day MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	(35)	–	(35)
6-Month PZL - WIBOR	2.505%	Annual	01/10/2022	PLN	22,509	74	–	74
28-Day MXN - TIIE	7.575%	Monthly	01/28/2022	MXN	67,966	23	–	22

						$ 166	$ –	$ 164

For the six months ended March 31, 2018 the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $1,654,997 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2018.
†	Investment in Affiliated Security (see Note 5).
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $229,952 ($ Thousands), representing 13.89% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on March 31, 2018. The coupon on a step bond changes on a specified date.
(D)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 9). The total market value of securities on loan at March 31, 2018 was $5,042 ($ Thousands).
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Security is in default on interest payment.
(H)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2018 was $5,333 ($ Thousands).

ARS — Argentine Peso

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Emerging Markets Debt Fund (Concluded)

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$–	$1,577,736	$543	$1,578,279
Affiliated Partnership	–	5,333	–	5,333

Total Investments in Securities	$–	$1,583,069	$543	$1,583,612

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$256	$—	$—	$256
Unrealized Depreciation	(1,089)	—	—	(1,089)
Forwards Contracts *
Unrealized Appreciation	—	7,724	—	7,724
Unrealized Depreciation	—	(7,026)	—	(7,026)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	2,344	—	2,344
Unrealized Depreciation	—	(1,689)	—	(1,689)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	486	—	486
Unrealized Depreciation	—	(322)	—	(322)

Total Other Financial Instruments	$(833)	$1,517	$—	$684

(1) Of the $543 ($ Thousands) in Level 3 securities as of March 31, 2018, $543 ($ Thousands) or 0.03% as a percent of net assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the six months ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Liquidity Fund, L.P.	$14,597	$16,999	$(26,261)	$1	$(3)	$5,333	$72

The accompanying notes are an integral part of the financial statements.

56	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2018

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$ 4,070,875	*	$ 1,984,430	*	$ 452,057	$ 1,578,279	*
Affiliated investments, at value ††	325,899		98,208		–	5,333
Cash	66,529		48,708		5,572	40,237
Cash pledged as collateral for forward foreign currency contracts	–		–		–	4,190
Cash pledged as collateral for futures contracts	8,326		–		1,872	2,361
Cash pledged as collateral for swap contracts	–		–		–	955
Foreign currency, at value †††	1,857		5,583		142	5,055
Receivable for fund shares sold	1,231		897		79	530
Receivable for investment securities sold	18,069		9,785		3,039	11,040
Dividends and interest receivable	11,877		5,258		3,571	24,569
Unrealized gain on forward foreign currency contracts	–		–		4,482	7,724
Unrealized gain on foreign spot currency contracts	15		23		1	9
Due from broker	–		–		–	182
Swap contracts, at value ††††	–		–		–	2,344
Foreign tax reclaim receivable	7,882		143		–	–
Receivable for variation margin	1,185		–		129	103
Prepaid expenses	239		78		18	61
Total Assets	4,513,984		2,153,113		470,962	1,682,972
Liabilities:
Payable upon return on securities loaned	180,667		94,840		–	5,337
Payable for investment securities purchased	18,786		24,231		2,144	11,528
Payable for fund shares redeemed	64		2		–	55
Swap contracts, at value ††††	–		–		397	1,689
Payable for variation margin	70		–		124	96
Administration fees payable	1,089		749		176	617
Unrealized loss on foreign currency spot contracts	29		17		2	35
Unrealized loss on forward foreign currency contracts	–		–		3,847	7,026
Chief compliance officer fees payable	9		4		1	3
Shareholder servicing fees payable	849		412		89	325
Investment advisory fees payable	1,854		1,548		96	854
Accrued expense payable	723		1,154		128	410
Accrued foreign capital gains tax on appreciated securities	–		453		–	–
Total Liabilities	204,140		123,410		7,004	27,975
Net Assets	$ 4,309,844		$ 2,029,703		$ 463,958	$ 1,654,997
† Cost of investments	$ 3,479,168		$ 1,596,200		$ 433,664	$ 1,550,366
†† Cost of affiliated investments	325,911		98,211		–	5,334
††† Cost of foreign currency	1,850		5,581		136	4,994
†††† Cost (premiums paid)	–		–		217	–
* Includes market value of securities on loan	174,938		90,986		–	5,042

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	57

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands) (Concluded)

March 31, 2018

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund	Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$ 4,315,962		$ 1,659,428		$ 479,196	$ 1,660,960
Undistributed (distributions in excess of) net investment income	(75)		(18,750)		(24,206)	(19,108)
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and swap contracts	(596,543)		1,236		(9,033)	(15,672)
Net unrealized appreciation on investments	591,695		388,227		18,393	27,912
Net unrealized depreciation on futures contracts	(1,494)		–		(46)	(833)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	299		15		(142)	919
Net unrealized appreciation (depreciation) on swap contracts	–		–		(204)	819
Accumulated foreign capital gains tax on appreciated securities	–		(453)		–	–
Net Assets	$ 4,309,844		$ 2,029,703		$ 463,958	$ 1,654,997
Net Asset Value, Offering and Redemption Price Per Share — Class F	$ 11.48		$ 13.10		$ 10.30	$ 10.51
	($3,975,566,817	÷	($1,897,119,438	÷	($421,419,988 ÷	($1,537,459,397	÷
	346,277,287 shares	)	144,853,799 shares	)	40,933,043 shares )	146,300,234 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$ 11.49		N/A		N/A	N/A
	($2,889,174	÷
	251,513 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$ 11.49		$ 13.11		$ 10.30	$ 10.49
	($331,387,521	÷	($132,584,055	÷	($42,538,185 ÷	($117,537,404	÷
	28,841,582 shares	)	10,112,732 shares	)	4,131,294 shares )	11,199,711 shares	)

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

58	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended March 31, 2018

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$ 36,756	$ 16,160	$ –	$ –
Dividends from affiliated investments(1)	646	64	–	–
Interest Income	936	188	3,941	51,856
Security lending income — net (1)(2)	776	615	–	72
Less: foreign taxes withheld	(3,722)	(1,701)	6	(461)
Total Investment Income	35,392	15,326	3,947	51,467
Expenses:
Investment advisory fees	10,816	10,744	683	6,797
Administration fees	6,374	4,362	1,024	3,557
Shareholder servicing fees — Class F	4,939	2,396	519	1,860
Shareholder servicing fees — Class I	4	–	–	–
Administrative servicing fees — Class I	4	–	–	–
Printing fees	268	128	28	99
Custodian/wire agent fees	214	438	58	271
Professional fees	119	56	12	44
Registration fees	36	18	5	18
Trustees’ fees	27	13	3	10
Chief compliance officer fees	9	4	1	3
Other expenses	42	44	64	68
Total Expenses	22,852	18,203	2,397	12,727
Less:
Waiver of investment advisory fees	–	(921)	(125)	(1,976)
Waiver of administration fees	–	–	–	(6)
Fees paid indirectly	–	(5)	–	–
Net Expenses	22,852	17,277	2,272	10,745
Net Investment Income (Loss)	12,540	(1,951)	1,675	40,722
Net Realized Gain (Loss) on:
Investments	108,478	54,727	794	12,624
Affiliated investments	2	(3)	–	1
Futures contracts	678	–	915	1,066
Swap contracts	–	–	155	1,921
Foreign currency transactions	676	(386)	(7,283)	(810)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,623	96,322	13,499	(7,501)
Affiliated investments	(16)	(3)	–	(3)
Futures contracts	(4,139)	–	(467)	(1,462)
Swap contracts	–	–	(21)	(1,428)
Foreign capital gains tax on appreciated securities	–	147	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	133	17	(1,903)	2,627
Net Increase in Net Assets Resulting from Operations	$ 124,975	$ 148,870	$ 7,364	$ 47,757

(1) See Note 5 in the Notes to Financial Statements for additional information.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	59

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2018 (Unaudited) and the year ended September 30, 2017

	International Equity Fund		Emerging Markets Equity Fund
	2018	2017	2018	2017
Operations:
Net investment income (loss)	$12,540	$46,422	$(1,951)	$10,064
Net realized gain on investments and futures contracts	109,158	116,693	54,724	120,195
Net realized gain (loss) on forward foreign currency contracts and foreign currency transactions	676	(411)	(386)	(396)
Net change in unrealized appreciation on investments and futures contracts	2,468	512,512	96,319	241,499
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	133	413	17	(16)
Net change in unrealized appreciation on foreign capital tax gains on appreciated securities	–	–	147	667
Net Increase in Net Assets Resulting from Operations	124,975	675,629	148,870	372,013
Dividends and Distributions to Shareholders:
Net investment income:
Class F	(51,106)	(35,403)	(24,002)	(11,400)
Class I	(29)	(34)	N/A	N/A
Class Y	(4,988)	(3,118)	(1,959)	(816)
Total Dividends and Distributions	(56,123)	(38,555)	(25,961)	(12,216)
Capital Share Transactions:
Class F:
Proceeds from shares issued	378,715	1,137,139	157,860	332,975
Reinvestment of dividends & distributions	47,452	32,564	22,506	10,641
Cost of shares redeemed	(309,963)	(694,561)	(219,320)	(395,178)
Net Increase (Decrease) from Class F Transactions	116,204	475,142	(38,954)	(51,562)
Class I:
Proceeds from shares issued	196	585	N/A	N/A
Reinvestment of dividends & distributions	17	16	N/A	N/A
Cost of shares redeemed	(331)	(2,586)	N/A	N/A
Net Decrease from Class I Transactions	(118)	(1,985)	N/A	N/A
Class Y:
Proceeds from shares issued	29,567	152,319	11,776	56,280
Reinvestment of dividends & distributions	4,708	3,059	1,812	788
Cost of shares redeemed	(27,870)	(49,930)	(14,249)	(24,072)
Net Increase (Decrease) from Class Y Transactions	6,405	105,448	(661)	32,996
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	122,491	578,605	(39,615)	(18,566)
Net Increase in Net Assets	191,343	1,215,679	83,294	341,231
Net Assets:
Beginning of Period	4,118,501	2,902,822	1,946,409	1,605,178
End of Period	$4,309,844	$4,118,501	$2,029,703	$1,946,409
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at End of Period	$(75)	$43,508	$(18,750)	$9,162
Capital Share Transactions:
Class F:
Shares issued	32,567	116,607	12,096	31,049
Reinvestment of distributions	4,098	3,517	1,764	1,136
Shares redeemed	(26,694)	(68,912)	(16,775)	(36,420)
Total Class F Transactions	9,971	51,212	(2,915)	(4,235)
Class I:
Shares issued	16	60	N/A	N/A
Reinvestment of distributions	2	2	N/A	N/A
Shares redeemed	(28)	(254)	N/A	N/A
Total Class I Transactions	(10)	(192)	N/A	N/A
Class Y:
Shares issued	2,547	15,234	904	5,141
Reinvestment of distributions	407	330	142	84
Shares redeemed	(2,384)	(4,883)	(1,088)	(2,216)
Total Class Y Transactions	570	10,681	(42)	3,009
Net Increase (Decrease) in Shares Outstanding from Share Transactions	10,531	61,701	(2,957)	(1,226)

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

60	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

	International Fixed Income Fund		Emerging Markets Debt Fund
	2018	2017	2018	2017
Operations:
Net investment income	$1,675	$3,187	$40,722	$74,480
Net realized gain (loss) on investments, futures contracts and swap contracts	1,864	(1,868)	15,612	14,403
Net realized loss on forward foreign currency contracts and foreign currency transactions	(7,283)	(4,226)	(810)	(26,694)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	13,011	(5,820)	(10,394)	39,359
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(1,903)	3,023	2,627	(996)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,364	(5,704)	47,757	100,552
Dividends and Distributions to Shareholders:
Net investment income:
Class F	–	(7,649)	(48,352)	(27,727)
Class Y	–	(502)	(4,093)	(2,409)
Net realized gains:
Class F	–	(4,277)	–	–
Class Y	–	(232)	–	–
Total Dividends and Distributions	–	(12,660)	(52,445)	(30,136)
Capital Share Transactions:
Class F:
Proceeds from shares issued	36,023	63,281	151,256	339,041
Reinvestment of dividends & distributions	–	10,886	43,922	25,042
Cost of shares redeemed	(36,860)	(137,899)	(112,217)	(423,845)
Net Increase (Decrease) from Class F Transactions	(837)	(63,732)	82,961	(59,762)
Class Y:
Proceeds from shares issued	6,710	26,673	15,363	39,682
Reinvestment of dividends & distributions	–	715	3,810	2,335
Cost of shares redeemed	(2,843)	(1,786)	(9,421)	(39,851)
Net Increase from Class Y Transactions	3,867	25,602	9,752	2,166
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	3,030	(38,130)	92,713	(57,596)
Net Increase (Decrease) in Net Assets	10,394	(56,494)	88,025	12,820
Net Assets:
Beginning of Period	453,564	510,058	1,566,972	1,554,152
End of Period	$463,958	$453,564	$1,654,997	$1,566,972
Distributions in Excess of Net Investment Income Included in Net Assets at End of Period	$(24,206)	$(25,881)	$(19,108)	$(7,385)
Capital Share Transactions:
Class F:
Shares issued	3,527	6,257	14,498	34,114
Reinvestment of distributions	–	1,084	4,251	2,623
Shares redeemed	(3,611)	(13,617)	(10,756)	(42,597)
Total Class F Transactions	(84)	(6,276)	7,993	(5,860)
Class Y:
Shares issued	657	2,630	1,482	4,007
Reinvestment of distributions	–	71	369	244
Shares redeemed	(279)	(176)	(904)	(3,932)
Total Class Y Transactions	378	2,525	947	319
Net Increase (Decrease) in Shares Outstanding from Share Transactions	294	(3,751)	8,940	(5,541)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	61

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2018 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)**		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)**		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F(2)
2018@	$11.29	$0.03	$0.31	$0.34	$(0.15)	$–	$(0.15)	$11.48	3.01%	$3,975,567	1.09	%(3)	1.09	%(3)	1.09	%(3)	0.57%	20%
2017	9.58	0.13	1.69	1.82	(0.11)	–	(0.11)	11.29	19.23	3,795,858	1.15	(3)	1.15	(3)	1.15	(3)	1.27	57
2016	9.16	0.13	0.39	0.52	(0.10)	–	(0.10)	9.58	5.63	2,729,762	1.27	(3)(4)	1.27	(3)(4)	1.28	(3)(4)	1.36	45
2015	9.94	0.10	(0.69)	(0.59)	(0.19)	–	(0.19)	9.16	(5.98)	2,568,634	1.24	(3)	1.24	(3)	1.24	(3)	1.04	68
2014	9.71	0.18	0.18	0.36	(0.13)	–	(0.13)	9.94	3.66	2,682,482	1.24	(3)	1.24	(3)	1.24	(3)	1.78	60
2013	8.19	0.13	1.53	1.66	(0.14)	–	(0.14)	9.71	20.47	2,350,201	1.25	(3)	1.25	(3)	1.25	(3)	1.50	47
Class I
2018@	$11.27	$0.02	$0.31	$0.33	$(0.11)	$–	$(0.11)	$11.49	2.93%	$2,889	1.34	%(5)	1.34	%(5)	1.34	%(5)	0.29%	20%
2017	9.55	0.10	1.70	1.80	(0.08)	–	(0.08)	11.27	19.00	2,954	1.41	(5)	1.41	(5)	1.41	(5)	0.96	57
2016	9.15	0.10	0.38	0.48	(0.08)	–	(0.08)	9.55	5.27	4,341	1.52	(4)(5)	1.52	(4)(5)	1.52	(4)(5)	1.09	45
2015	9.92	0.08	(0.69)	(0.61)	(0.16)	–	(0.16)	9.15	(6.18)	4,956	1.49	(5)	1.49	(5)	1.49	(5)	0.76	68
2014	9.70	0.15	0.17	0.32	(0.10)	–	(0.10)	9.92	3.33	5,342	1.49	(5)	1.49	(5)	1.49	(5)	1.48	60
2013	8.18	0.11	1.52	1.63	(0.11)	–	(0.11)	9.70	20.19	5,953	1.50	(5)	1.50	(5)	1.50	(5)	1.21	47
Class Y
2018@	$11.31	$0.05	$0.31	$0.36	$(0.18)	$–	$(0.18)	$11.49	3.15%	$331,388	0.84	%(6)	0.84	%(6)	0.84	%(6)	0.82%	20%
2017	9.59	0.16	1.69	1.85	(0.13)	–	(0.13)	11.31	19.59	319,689	0.90	(6)	0.90	(6)	0.90	(6)	1.53	57
2016	9.18	0.16	0.37	0.53	(0.12)	–	(0.12)	9.59	5.77	168,719	1.02	(4)(6)	1.02	(4)(6)	1.03	(4)(6)	1.70	45
2015(7)	9.39	0.13	(0.34)	(0.21)	–	–	–	9.18	(2.24)	130,379	1.00	(6)	1.00	(6)	1.00	(6)	1.72	68
Emerging Markets Equity Fund
Class F(2)
2018@	$12.32	$(0.01)	$0.95	$0.94	$(0.16)	$–	$(0.16)	$13.10	7.69%	$1,897,119	1.70	%(8)	1.70	%(8)	1.80	%(9)	(0.21)%	34%
2017	10.09	0.07	2.24	2.31	(0.08)	–	(0.08)	12.32	23.10	1,821,009	1.74	(8)	1.74	(8)	1.82	(9)	0.65	66
2016	8.43	0.05	1.68	1.73	(0.07)	–	(0.07)	10.09	20.66	1,532,960	1.76	(4)(8)	1.76	(4)(8)	1.86	(4)(9)	0.59	79
2015	10.76	0.07	(2.29)	(2.22)	(0.11)	–	(0.11)	8.43	(20.78)	1,342,618	1.72	(8)	1.72	(8)	1.82	(9)	0.67	67
2014	10.53	0.06	0.22	0.28	(0.05)	–	(0.05)	10.76	2.68	1,958,078	1.96	(8)	1.96	(8)	2.02	(9)	0.58	59
2013	10.25	0.06	0.28	0.34	(0.06)	–	(0.06)	10.53	3.29	1,413,683	1.96	(8)	1.96	(8)	2.04	(9)	0.52	78
Class Y
2018@	$12.35	$–	$0.95	$0.95	$(0.19)	$–	$(0.19)	$13.11	7.76%	$132,584	1.45	%(10)	1.45	%(10)	1.55	%(11)	0.05%	34%
2017	10.11	0.10	2.24	2.34	(0.10)	–	(0.10)	12.35	23.46	125,400	1.49	(10)	1.49	(10)	1.58	(11)	0.93	66
2016	8.45	0.09	1.66	1.75	(0.09)	–	(0.09)	10.11	20.95	72,218	1.52	(4)(10)	1.52	(4)(10)	1.62	(4)(11)	0.96	79
2015(7)	10.08	0.10	(1.73)	(1.63)	–	–	–	8.45	(16.17)	44,012	1.47	(10)	1.47	(10)	1.57	(11)	1.33	67
International Fixed Income Fund
Class F(2)
2018@	$10.13	$0.04	$0.13	$0.17	$–	$–	$–	$10.30	1.68%	$421,420	1.02	%(12)	1.02	%(12)	1.07	%(13)	0.71%	48%
2017	10.51	0.07	(0.18)	(0.11)	(0.17)	(0.10)	(0.27)	10.13	(1.03)	415,582	1.02	(12)	1.02	(12)	1.08	(13)	0.66	113
2016	10.38	0.10	0.62	0.72	(0.57)	(0.02)	(0.59)	10.51	7.32	497,157	1.05	(4)(12)	1.05	(4)(12)	1.11	(4)(13)	0.98	106
2015	10.98	0.11	0.11	0.22	(0.82)	–	(0.82)	10.38	2.02	495,957	1.02	(12)	1.02	(12)	1.07	(13)	1.00	78
2014	10.42	0.14	0.48	0.62	(0.06)	–	(0.06)	10.98	5.96	523,784	1.02	(12)	1.02	(12)	1.20	(13)	1.32	104
2013	10.82	0.14	(0.06)	0.08	(0.48)(14)	–	(0.48)	10.42	0.77	473,382	1.02	(12)	1.02	(12)	1.20	(13)	1.37	86
Class Y
2018@	$10.12	$0.05	$0.13	$0.18	$–	$–	$–	$10.30	1.78%	$42,538	0.77	%(15)	0.77	%(15)	0.82	%(16)	0.97%	48%
2017	10.50	0.09	(0.17)	(0.08)	(0.20)	(0.10)	(0.30)	10.12	(0.76)	37,982	0.77	(15)	0.77	(15)	0.83	(16)	0.94	113
2016(17)	10.45	0.12	0.55	0.67	(0.60)	(0.02)	(0.62)	10.50	6.79	12,901	0.80	(4)(15)	0.80	(4)(15)	0.87	(4)(16)	1.23	106

62	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)**		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)**		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Emerging Markets Debt Fund
Class F(2)
2018@	$10.55	$0.26	$0.04	$0.30	$(0.34)	$–	$(0.34)	$10.51	2.96%	$1,537,459	1.36	%(18)	1.36	%(18)	1.61	%(19)	5.08%	42%
2017	10.08	0.51	0.17	0.68	(0.21)	–	(0.21)	10.55	6.83	1,458,611	1.36	(18)	1.36	(18)	1.63	(19)	5.06	79
2016	8.66	0.49	0.93	1.42	–	–	–	10.08	16.40	1,453,586	1.39	(4)(18)	1.39	(4)(18)	1.65	(4)(19)	5.30	86
2015	10.20	0.47	(1.81)	(1.34)	(0.19)	(0.01)	(0.20)	8.66	(13.35)	1,227,567	1.36	(18)	1.36	(18)	1.61	(19)	4.91	71
2014	10.38	0.49	(0.29)	0.20	(0.31)	(0.07)	(0.38)	10.20	1.90	1,345,731	1.36	(18)	1.36	(18)	1.80	(19)	4.73	92
2013	12.07	0.47	(1.02)	(0.55)	(0.68)	(0.46)	(1.14)	10.38	(5.19)	1,182,296	1.36	(18)	1.36	(18)	1.81	(19)	4.20	90
Class Y
2018@	$10.57	$0.28	$0.03	$0.31	$(0.39)	$–	$(0.39)	$10.49	3.06%	$117,538	1.11	%(20)	1.11	%(20)	1.36	%(21)	5.33%	42%
2017	10.12	0.53	0.17	0.70	(0.25)	–	(0.25)	10.57	7.18	108,361	1.11	(20)	1.11	(20)	1.38	(21)	5.31	79
2016	8.67	0.52	0.93	1.45	–	–	–	10.12	16.72	100,566	1.14	(4)(20)	1.14	(4)(20)	1.40	(4)(21)	5.55	86
2015(7)	9.63	0.37	(1.28)	(0.91)	(0.05)	–	(0.05)	8.67	(9.48)	78,383	1.11	(20)	1.11	(20)	1.36	(21)	5.24	71

†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*	Includes Fees Paid Indirectly, if applicable. See Note 5 in Notes to Financial Statements
**	See Note 5 in Notes to Financial Statements.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F Shares.
(3)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.09%, 1.15%, 1.27%, 1.24%, 1.24% and 1.25% for 2018, 2017, 2016, 2015, 2014 and 2013.
(4)	The expense ratio includes proxy expenses outside the cap.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.34%, 1.40%, 1.52%, 1.49%, 1.49% and 1.50% for 2018, 2017, 2016, 2015, 2014 and 2013.
(6)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.84%, 0.90%, 1.02% and 0.99% for 2018, 2017, 2016 and 2015.
(7)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(8)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.70%, 1.74%, 1.76%, 1.71%, 1.96% and 1.96% for 2018, 2017, 2016, 2015, 2014 and 2013.
(9)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.80%, 1.82%, 1.86%, 1.71%, 2.02% and 2.04% for 2018, 2017, 2016, 2015, 2014 and 2013.
(10)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.45%, 1.49%, 1.52% and 1.46% for 2018, 2017, 2016 and 2015.
(11)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.55%, 1.58%, 1.62% and 1.46% for 2018, 2017, 2016 and 2015.
(12)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.02%, 1.02%, 1.05%, 1.02%, 1.02% and 1.02% for 2018, 2017, 2016, 2015, 2014 and 2013.
(13)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.07%, 1.08%, 1.11%, 1.07%, 1.20% and 1.20% for 2018, 2017, 2016, 2015, 2014 and 2013.
(14)	Includes a return of capital of $0.09 per share.
(15)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.77%, 0.77% and 0.80% for 2018, 2017 and 2016.
(16)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.82%, 0.83% and 0.87% for 2018, 2017 and 2016.
(17)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.
(18)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.36%, 1.36%, 1.39%, 1.36%, 1.36% and 1.36% for 2018, 2017, 2016, 2015, 2014 and 2013.
(19)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.61%, 1.63%, 1.65%, 1.61%, 1.80% and 1.81% for 2018, 2017, 2016, 2015, 2014 and 2013.
(20)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.10%, 1.11%, 1.14% and 1.11% for 2018, 2017, 2016 and 2015.
(21)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.36%, 1.38%, 1.40% and 1.36% for 2018, 2017, 2016 and 2015.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	63

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which

64	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	65

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018 (Unaudited)

applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2018, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes —Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for

66	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2018, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2018, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2018, if applicable.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	67

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018 (Unaudited)

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2018, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not

68	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	69

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018 (Unaudited)

upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of March 31, 2018, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $2.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

International Fixed Income Fund

Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$—	$—	$(398,009)	$151,666	$(246,343)

Maximum potential amount of future payments	—	—	2,240,000	6,591,974	8,831,974

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—

Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)(1)

0-100	$—	$—	$6,591,974	$—	$—	$6,591,974

>101	—	—	—	—	2,240,000	2,240,000
Total	$—	$—	$6,591,974	$—	$2,240,000	$8,831,974

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

70	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

4. DERIVATIVE CONTRACTS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations. The fair value of derivative instruments as of March 31, 2018 was as follows:

	Asset Derivatives			Liability Derivatives
	Six months ended March 31, 2018 ($ Thousands)			Six months ended March 31, 2018 ($ Thousands)
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$671	*	Net Assets — Unrealized depreciation on futures contracts	$717	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	26	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	1	†	Net Assets — Unrealized depreciation on swap contracts	179	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,482		Unrealized loss on forward foreign currency contracts	3,847

Total derivatives not accounted for as hedging instruments		$5,154			$4,769

	Asset Derivatives			Liability Derivatives
	Six months ended March 31, 2018 ($ Thousands)			Six months ended March 31, 2018 ($ Thousands)
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$256	*	Net Assets — Unrealized depreciation on futures contracts	$1,089	*
	Net Assets — Unrealized appreciation on swap contracts	2,830	†	Net Assets — Unrealized depreciation on swap contracts	2,011	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7,724		Unrealized loss on forward foreign currency contracts	7,026

Total derivatives not accounted for as hedging instruments		$10,810			$10,126

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2018.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$408	$—	$69	$477
Foreign exchange contracts	553	(8,797)	—	(8,244)
Credit contracts	—	—	86	86
Equity contracts	(46)	—	—	(46)
Total	$915	$(8,797)	$155	$(7,727)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	71

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$1,038	$—	$1,871	$2,909
Foreign exchange contracts	—	1,775	—	1,775
Credit contracts	—	—	50	50
Equity contracts	28	—	—	28
Total	$1,066	$1,775	$1,921	$4,762
Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$(467)	$—	$(26)	$(493)
Foreign exchange contracts	—	(1,717)	—	(1,717)
Credit contracts	—	—	5	5
Total	$(467)	$(1,717)	$(21)	$(2,205)

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$(1,462)	$—	$(1,488)	$(2,950)
Foreign exchange contracts	—	2,353	97	2,450
Credit contracts	—	—	(37)	(37)
Total	$(1,462)	$2,353	$(1,428)	$(537)

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets

72	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value,

are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2018, ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$1,185	$—	$1,185	$70	$—	$70
International Fixed Income Fund	117	12	129	124	—	124
Emerging Markets Debt Fund	77	26	103	92	4	96

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2018 amounted to $8,326 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2018 amounted to $1,872 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2018 amounted to $3,317 ($ Thousands) for the Emerging Markets Debt Fund.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2018 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
ANZ	$8	$—	$8	$—	$—	$—	$8	$—	$8
Bank of America	10	—	10	2	—	2	8	—	8
Barclays	386	—	386	403	—	403	(17)	—	(17)
BNP Paribas	38	—	38	16	—	16	12	—	12
Brown Brothers Harriman	—	—	—	23	—	23	(23)	—	(23)
BT Brokerage	6	—	6	385	—	385	(379)	—	(379)
CIBC	—	—	—	—	—	—	—	—	—
Citigroup	234	—	234	69	—	69	165	—	165
Credit Suisse	112	—	112	—	149	149	(37)	—	(37)
Deutsche Bank	31	—	31	—	30	30	1	—	1
Goldman Sachs	165	—	165	4	—	4	161	—	161
HSBC	671	—	671	169	—	169	502	—	502
JPMorgan Chase Bank	1,116	—	1,116	322	—	322	794	—	794
Merrill Lynch	34	—	34	36	—	36	(2)	—	(2)
Montgomery/Bank of America	—	—	—	3	—	3	(3)	—	(3)
Morgan Stanley	562	—	562	996	—	996	(434)	—	(434)
National Bank of Australia	1	—	1	14	—	14	(13)	—	(13)
RBC	89	—	89	172	—	172	(83)	—	(83)
Royal Bank of Scotland	15	—	15	15	—	15	—	—	—
Standard Chartered	533	—	533	683	—	683	(150)	—	(150)
State Street	432	—	432	413	—	413	19	—	19

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	73

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018 (Unaudited)

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
TD Securities	$10	$—	$10	$3	$—	$3	$7	$—	$7
UBS	29	—	29	119	—	119	(90)	—	(90)

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Citibank	$—	$62	$62	$—	$—	$—	$62	$—	$62
Citigroup	2,560	—	2,560	3,264	—	3,264	(704)	—	(704)
Goldman Sachs	2,143	1,214	3,357	1,693	1,050	2,743	614	—	614
JPMorgan Chase Bank	2,219	1,036	3,255	1,474	579	2,053	1,202	—	1,202
Standard Bank	802	—	802	595	—	595	207	—	207
Standard Chartered	—	31	31	—	60	60	(29)	—	(29)

^	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

*	Excess collateral pledged is not shown for financial reporting purposes.

No securities have been pledged or have been received as collateral for OTC financial derivative instruments as governed by ISDA Master Agreements as of March 31, 2018.

The following table discloses the volume of the Fund’s futures contracts, forward foreign currency contracts and swap activity during the period ended March 31, 2018 ($ Thousands):

	International Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$132,244	$3,129	$1,785
Average Notional Balance Short	–	6,962	–
Ending Notional Balance Long	155,977	4,118	911
Ending Notional Balance Short	–	9,471	–
Interest Contracts
Average Notional Balance Long	–	57,673	24,847
Average Notional Balance Short	–	103,048	110,341
Ending Notional Balance Long	–	71,551	23,253
Ending Notional Balance Short	–	114,221	85,818
Currency Contracts
Average Notional Balance Short	–	9,034	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	992,517	1,243,920
Average Notional Balance Short	–	991,882	1,243,259
Ending Notional Balance Long	–	723,546	1,150,436
Ending Notional Balance Short	–	725,339	1,149,765
Swaps:
Credit Contracts
Average Notional Balance Long	–	264	–
Average Notional Balance Short	–	8,792	400
Ending Notional Balance Short	–	8,832	–
Interest Contracts
Average Notional Balance Long	–	14,023	317,173
Average Notional Balance Short	–	14,023	317,173
Ending Notional Balance Long	–	14,266	360,531
Ending Notional Balance Short	–	14,266	360,531
Foreign Exchange Contracts
Average Notional Balance Long	–	–	19,287
Average Notional Balance Short	–	–	19,451

74	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F (formerly Class A) and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I

Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F (formerly Class A) and Class I Shares will be paid to Distributor, which may then be used by Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitation for each Fund will be as follows:

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitations
International Equity Fund
Class F	0.505%	0.25%	—	1.15%
Class I	0.505%	0.25%	0.25%	1.40%
Class Y	0.505%	—	—	0.90%
Emerging Markets Equity Fund*
Class F	1.05%	0.25%	—	N/A
Class Y	1.05%	—	—	N/A
International Fixed Income Fund
Class F	0.30%	0.25%	—	1.02%
Class Y	0.30%	—	—	0.77%
Emerging Markets Debt Fund
Class F	0.85%	0.25%	—	1.36%
Class Y	0.85%	—	—	1.11%

*	Renewed as of January 31, 2018, SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2019 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board.

N/A — Not applicable. Share classes currently not offered.

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
International Fixed Income Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Debt Fund	0.450%	0.370%	0.2900%	0.210%	0.130%

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	75

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018 (Unaudited)

Investment Sub-Advisory Agreements — As of March 31, 2018, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Blackcrane Capital, LLC

Causeway Capital Management LLC

INTECH Investment Management LLC

Neuberger Berman Investment Advisers LLC

NWQ Investment Management Company, LLC

WCM Investment Management

Emerging Markets Equity Fund

Delaware Investment Fund Advisers, a series of

Macquarie Investment Management Business Trust

J O Hambro Capital Management Limited

KBI Global Investors (North America) Ltd.

Lazard Asset Management LLC

Neuberger Berman Investment Advisers LLC

PanAgora Asset Management, Inc.

RWC Asset Advisors (US) LLC

International Fixed Income Fund

AllianceBernstein L.P.

Wellington Management Company, LLP

Colchester Global Investors Ltd.

Emerging Markets Debt Fund

Investec Asset Management Ltd.

Neuberger Berman Investment Advisers LLC

Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. There were no such commissions for the six months ended March 31, 2018.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2018 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund, L.P., also an affiliated fund.

Payment to Affiliates—Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending—The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the period ended March 31, 2018, the Trust has not participated in the Program.

76	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six months ended March 31, 2018, were as follows:

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Purchases
U.S. Government	$—	$—	$73,410	$236,415
Other	853,985	681,036	130,616	394,758
Sales
U.S. Government	—	—	49,889	223,387
Other	807,616	751,661	158,621	330,628

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income	Long-term Capital Gain	Total
		($ Thousands)	($ Thousands)	($ Thousands)
International Equity Fund	2017	$38,555	$—	$38,555
	2016	29,284	—	29,284
Emerging Markets Equity Fund	2017	12,216	—	12,216
	2016	11,476	—	11,476
International Fixed Income Fund	2017	11,706	954	12,660
	2016	27,843	41	27,884
Emerging Markets Debt Fund	2017	30,136	—	30,136
	2016	—	—	—

As of September 30, 2017, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$56,139	$(684,329)	$—	$—	$553,217	$3	$(74,970)
Emerging Markets Equity Fund	25,946	(32,097)	—	—	253,520	(3)	247,366
International Fixed Income Fund	—	—	(2,227)	(19,091)	2,983	(4,267)	(22,602)
Emerging Markets Debt Fund	34,666	(23,541)	—	—	31,616	(44,016)	(1,275)

Post-October losses represent losses realized on investment transactions from November 1, 2016 through

September 30, 2017 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	77

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2018 (Unaudited)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2019	Expires 2018	Total Capital Loss Carryforward 9/30/2017
	($ Thousands)	($ Thousands)	($ Thousands)
International Equity Fund	$ —	$ 684,329	$ 684,329
Emerging Markets Equity Fund	—	10,206	10,206

During the year ended September 30, 2017, the International Equity Fund and the Emerging Markets Debt Fund utilized capital loss carryforwards to offset capital gains of $22,516 and $14,355 ($ Thousands), respectively.

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Short-Term	Long-Term	Total Capital Loss Carryforwards 9/30/2017*
	($ Thousands)	($ Thousands)	($ Thousands)
Emerging Market Equity Fund	$ —	$21,891	$21,891
Emerging Markets Debt Fund	2,309	21,232	23,541

* This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of securities owned at September 30, 2017, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2018, was as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation/ (Depreciation)
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
International Equity Fund	$3,805,079	$678,558	$(86,863)	$591,695

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation/ (Depreciation)
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Emerging Markets Equity Fund	$1,694,411	$449,662	$(61,435)	$388,227
International Fixed Income Fund	433,664	23,268	(4,875)	18,393
Emerging Markets Debt Fund	1,555,700	78,664	(50,752)	27,912

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will

78	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9.	SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan which could give rise to loss because of adverse market actions expenses and/or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund, L.P. (“Liquidity Fund”) and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2018 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount

International Equity Fund	$174,938	$174,938	$—

Emerging Markets Equity Fund	90,986	90,986	—

Emerging Markets Debt Fund	5,042	5,042	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

10.	CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2018, SPTC held of record the following:

Fund	Class F	Class I	Class Y

International Equity Fund	96.95%	42.89%	38.04%

Emerging Markets Equity Fund	92.84%	—%	58.71%

International Fixed Income Fund	96.94%	—%	94.79%

Emerging Markets Debt Fund	97.60%	—%	38.95%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	79

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2018 (Unaudited

and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2018.

80	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2018

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

•Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period *
International Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,030.10	1.09%	$5.52
Class I	1,000.00	1,029.30	1.34	6.78
Class Y	1,000.00	1,031.50	0.84	4.25
Hypothetical 5% Return
Class F	$1,000.00	$1,019.50	1.09%	$5.49
Class I	1,000.00	1,018.25	1.34	6.74
Class Y	1,000.00	1,020.74	0.84	4.23
Emerging Markets Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,076.90	1.70%	$8.80
Class Y	1,000.00	1,077.60	1.45	7.51
Hypothetical 5% Return
Class F	$1,000.00	$1,016.45	1.70%	$8.55
Class Y	1,000.00	1,017.70	1.45	7.29

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period *
International Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$1,016.80	1.02%	$5.13
Class Y	1,000.00	1,017.80	0.77	3.87
Hypothetical 5% Return
Class F	$1,000.00	$1,019.85	1.02%	$5.14
Class Y	1,000.00	1,021.09	0.77	3.88
Emerging Markets Debt Fund
Actual Fund Return
Class F	$1,000.00	$1,029.60	1.36%	$6.88
Class Y	1,000.00	1,030.60	1.11	5.62
Hypothetical 5% Return
Class F	$1,000.00	$1,018.15	1.36%	$6.84
Class Y	1,000.00	1,019.40	1.11	5.59

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	81

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY  AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 27-28, 2018 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at a meeting of the Board held during the course of the Trust’s fiscal year on December 5-6, 2017. In each

82	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s contractual waiver of its management fee with respect to the Emerging Markets Equity Fund and its voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2018	83

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

84	SEI Institutional International Trust / Semi-Annual Report / March 31, 2018

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2018

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Susan Cote

Hubert L. Harris, Jr.

Joan A. Binstock

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-031 (3/18)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), as amended, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: June 8, 2018